UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Regan Total Return Income Fund
Investor Class | RCTRX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.regancapital.com/total-return-income-fund-rctrx/. You can also request this information by contacting us at 888-447-3426. This report describes important material changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending September 30, 2025, the Fund outperformed its benchmark, the Bloomberg  U.S. Aggregate Bond Index (“Agg”). The Agg was up +2.88% over this period while the Fund was up +6.23%.
WHAT FACTORS INFLUENCED PERFORMANCE
Due to the Fund’s lower effective duration, the Fund has outperformed indices like the Agg over the last year as market volatility due to interest rates, tariffs and overall economic uncertainty resulted in rising yields in the middle of the fiscal year period. In the third quarter of 2025, the Fed cut their benchmark rate by 0.25% (on September 17th) and the market is pricing in two more cuts by the end of the year. Prepayment rates continue to be at very low levels during the fiscal year.
POSITIONING
At end of fiscal year, Non-Agency RMBS remains our largest individual allocation with 47.3% of the NAV allocated to this sector as we continue to favor the potential risk-adjusted returns. The allocation to other sectors is as follows - 33.1% in Agency RMBS, 16.9% in U.S. Treasury Securities and Bills, 1.9% in Municipals, 0.5% in Cash & Cash Equivalents and 0.3% in Corporates.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Regan Total Return Income Fund	PAGE 1	TSR-AR-00777X587

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
Investor Class (without sales charge)	6.23	6.59
Bloomberg US Aggregate Bond Index	2.88	-0.46
Visit https://www.regancapital.com/total-return-income-fund-rctrx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,593,655,420
Net Advisory Fee	$10,236,192
Portfolio Turnover	28%
30-Day SEC Yield	5.07%
30-Day SEC Yield Unsubsidized	5.23%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)
Security Type Breakdown (%)
Regan Total Return Income Fund	PAGE 2	TSR-AR-00777X587

HOW HAS THE FUND CHANGED
The advisor reduced the management fee for its advisory services to the Fund from 0.89% to 0.85% effective on February 1, 2025.
Effective February 1, 2025, the advisor modified the Fund’s expense limitation arrangement. The Board of Trustees approved a revised Expense Limitation Agreement between the Adviser and the Trust, which lowered the Fund’s expense cap from 1.20% to 0.99%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/total-return-income-fund-rctrx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Total Return Income Fund	PAGE 3	TSR-AR-00777X587

Regan Total Return Income Fund
Institutional Class | RCIRX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/. You can also request this information by contacting us at 888-447-3426. This report describes important material changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	1.02%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending September 30, 2025, the Fund outperformed its benchmark, the Bloomberg  U.S. Aggregate Bond Index (“Agg”). The Agg was up +2.88% over this period while the Fund was up +6.41%.
WHAT FACTORS INFLUENCED PERFORMANCE
Due to the Fund’s lower effective duration, the Fund has outperformed indices like the Agg over the last year as market volatility due to interest rates, tariffs and overall economic uncertainty resulted in rising yields in the middle of the fiscal year period. In the third quarter of 2025, the Fed cut their benchmark rate by 0.25% (on September 17th) and the market is pricing in two more cuts by the end of the year. Prepayment rates continue to be at very low levels during the fiscal year.
POSITIONING
At end of fiscal year, Non-Agency RMBS remains our largest individual allocation with 47.3% of the NAV allocated to this sector as we continue to favor the potential risk-adjusted returns. The allocation to other sectors is as follows - 33.1% in Agency RMBS, 16.9% in U.S. Treasury Securities and Bills, 1.9% in Municipals, 0.5% in Cash & Cash Equivalents and 0.3% in Corporates.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Regan Total Return Income Fund	PAGE 1	TSR-AR-00777X579

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
Institutional Class (without sales charge)	6.41	6.84
Bloomberg US Aggregate Bond Index	2.88	-0.46
Visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,593,655,420
Net Advisory Fee	$10,236,192
Portfolio Turnover	28%
30-Day SEC Yield	5.32%
30-Day SEC Yield Unsubsidized	5.48%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)
Security Type Breakdown (%)
HOW HAS THE FUND CHANGED
The advisor reduced the management fee for its advisory services to the Fund from 0.89% to 0.85% effective on February 1, 2025.
Effective February 1, 2025, the advisor modified the Fund’s expense limitation arrangement. The Board of Trustees approved a revised Expense Limitation Agreement between the Adviser and the Trust, which lowered the Fund’s expense cap from 1.20% to 0.99%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Total Return Income Fund	PAGE 2	TSR-AR-00777X579

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Regan Total Return Income Fund
	FYE 09/30/2025	FYE 09/30/2024
(a) Audit Fees	$22,900	$22,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Regan Total Return Income Fund
	FYE 09/30/2025	FYE 09/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2025	FYE 09/30/2024
Registrant	$3,100	$3,100
Registrant’s Investment Adviser	None	None

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	“Schedule of Investments is included within the financial statements filed under Item 7 of this Form.”
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Regan Total Return Income Fund
Annual Financial Statements
September 30, 2025

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - 47.3%
Accredited Mortgage Loan Trust, Series 2004-4, Class A1A, 4.78% (1 mo. Term SOFR + 0.79%), 01/25/2035	$73,263	$73,272
ACE Securities Corp.
Series 2006-ASL1, Class A, 4.55% (1 mo. Term SOFR + 0.39%), 02/25/2036	264,949	20,008
Series 2006-SL3, Class A1, 4.47% (1 mo. Term SOFR + 0.31%), 06/25/2036	9,094,919	75,090
Series 2006-SL4, Class A1, 4.51% (1 mo. Term SOFR + 0.35%), 09/25/2036	1,753,487	65,544
Series 2007-D1, Class A3, 7.25%, 02/25/2038(a)(b)	1,640,229	1,245,426
Series 2007-D1, Class A4, 6.93%, 02/25/2038(a)(b)	395,177	339,787
Series 2007-HE5, Class A2C, 4.63% (1 mo. Term SOFR + 0.47%), 07/25/2037	6,557,175	2,074,691
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.61%, 02/25/2035(c)	7,640	7,599
Series 2004-4, Class 3A1, 4.67%, 03/25/2035(c)	23,182	22,829
Series 2005-10, Class 1A1, 5.56%, 01/25/2036(c)	184,807	174,992
Series 2005-10, Class 6A21, 4.77% (1 mo. Term SOFR + 0.61%), 01/25/2036	94,792	89,739
Series 2005-3, Class 7A1, 6.66%, 07/25/2035(c)	160,390	155,317
Series 2005-6A, Class 2A1, 4.89% (1 mo. Term SOFR + 0.73%), 11/25/2035	114,967	30,715
Series 2005-7, Class 1A1, 5.46%, 10/25/2035(c)	151,402	109,292
Series 2005-7, Class 2A21, 4.71%, 10/25/2035(c)	958,270	846,478
Series 2005-7, Class 5A1, 4.71%, 10/25/2035(c)	1,838,319	1,302,188
Series 2006-1, Class 1A1, 4.68%, 03/25/2036(c)	58,004	54,000
Aegis Asset Backed Securities Trust, Series 2004-5, Class M2, 6.10% (1 mo. Term SOFR + 1.94%), 12/25/2034	146,907	133,412
AFC Home Equity Loan Trust, Series 2000-1, Class 2A, 5.08% (1 mo. Term SOFR + 0.75%), 03/25/2030	101,519	97,848
Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.00%, 06/25/2045(a)(c)	276,446	253,435
Series 2015-6, Class A3, 3.50%, 09/25/2045(a)(c)	299,471	277,609
Alliance Bancorp Trust, Series 2007-OA1, Class A1, 4.75% (1 mo. Term SOFR + 0.59%), 07/25/2037	564,843	495,673
American Home Mortgage Assets LLC
Series 2006-1, Class 1A1, 4.48% (1 mo. Term SOFR + 0.32%), 05/25/2046	918,920	852,445
Series 2006-2, Class 1A1, 5.11% (MTA + 0.96%), 09/25/2046	441,296	404,881
Series 2007-3, Class 11A1, 4.69% (1 mo. Term SOFR + 0.53%), 06/25/2037	145,212	142,300
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 4.79% (1 mo. Term SOFR + 1.01%), 10/25/2034	81,929	79,542
Series 2007-1, Class GA1A, 4.43% (1 mo. Term SOFR + 0.27%), 05/25/2047	6,482,593	4,855,150
Series 2007-1, Class GIOP, 2.08%, 05/25/2047(d)	21,237,733	3,314,161
Series 2007-2, Class 12A1, 4.81% (1 mo. Term SOFR + 0.65%), 03/25/2037	1,002,306	389,220
Series 2007-A, Class 4A, 5.17% (1 mo. Term SOFR + 1.01%), 07/25/2046(a)	109,975	22,496
Angel Oak Mortgage Trust LLC
Series 2021-3, Class A1, 1.07%, 05/25/2066(a)(c)	3,925,950	3,409,395
Series 2021-4, Class A1, 1.04%, 01/20/2065(a)(c)	4,452,934	3,760,292
Series 2023-1, Class A3, 4.75%, 09/26/2067(a)(b)	190,857	189,306
Argent Securities Inc., Series 2006-W5, Class A2B, 4.47% (1 mo. Term SOFR + 0.31%), 06/25/2036	300,155	80,999
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7, Series 2006-W4, Class A2D, 4.81% (1 mo. Term SOFR + 0.65%), 05/25/2036	269,041	63,784

The accompanying notes are an integral part of these financial statements.

1

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
ASG Resecuritization Trust
Series 2011-1, Class 2H1, 6.00%, 09/28/2036(a)(c)(e)	$3,222,000	$1,006,875
Series 2011-2, Class M52, 5.75%, 02/28/2036(a)	629,288	600,314
Series 2013-2, Class 1M40, 4.81%, 12/28/2035(a)(c)(e)	2,211,852	2,000,344
Asset Backed Funding Certificates
Series 2005-WF1, Class M8, 6.15% (1 mo. Term SOFR + 1.99%), 04/25/2034	324,122	334,014
Series 2007-WMC1, Class A1A, 5.52% (1 mo. Term SOFR + 1.36%), 06/25/2037	145,152	103,278
Asset Backed Securities Corp. Home Equity, Series 2005-HE2, Class M4, 5.50% (1 mo. Term SOFR + 1.34%), 02/25/2035	199,370	189,344
Banc of America Alternative Loan Trust
Series 2005-10, Class 1CB1, 4.67% (1 mo. Term SOFR + 0.51%), 11/25/2035	411,401	357,934
Series 2005-11, Class 1CB3, 5.50%, 12/25/2035	190,850	174,044
Series 2005-11, Class 1CB5, 5.50%, 12/25/2035	159,562	145,511
Series 2006-5, Class CB7, 6.00%, 06/25/2046	778,781	680,215
Series 2006-6, Class 2A10, 6.00%, 07/25/2046	428,273	362,273
Series 2006-6, Class 2A8, 6.00%, 07/25/2046	308,791	261,203
Series 2006-6, Class CB1, 4.92% (1 mo. Term SOFR + 0.76%), 07/25/2046	488,913	377,467
Series 2007-1, Class 1A1, 3.99%, 04/25/2028(c)	209,689	191,649
Series 2007-2, Class 1A1, 5.50%, 06/25/2037	590,207	516,422
Series 2007-2, Class 3A2, 4.63% (1 mo. Term SOFR + 0.47%), 06/25/2037	118,505	85,812
Banc of America Funding Corp.
Series 2003-2, Class B1, 6.50%, 06/25/2032(c)	144,837	142,535
Series 2004-B, Class 7M1, 5.15% (1 mo. Term SOFR + 1.01%), 12/20/2034	43,279	47,743
Series 2005-1, Class 1A6, 5.50%, 02/25/2035	29,697	29,307
Series 2005-3, Class 1A10, 5.25%, 06/25/2035	251,535	232,988
Series 2005-5, Class 3A5, 5.50%, 08/25/2035	126,279	118,521
Series 2005-6, Class 1A3, 5.75%, 10/25/2035	1,030,827	862,051
Series 2005-6, Class 1A8, 6.00%, 10/25/2035	294,944	251,480
Series 2005-8, Class 1A1, 5.50%, 01/25/2036	196,184	164,719
Series 2005-B, Class 2A1, 4.68%, 04/20/2035(c)	27,736	25,301
Series 2005-E, Class 8A1, 5.58% (MTA + 1.43%), 06/20/2035	1,085,656	849,754
Series 2005-H, Class 1A1, 6.41%, 11/20/2035(c)	141,906	133,252
Series 2006-7, Class 1A1, 4.72% (1 mo. Term SOFR + 0.56%), 09/25/2036	598,232	466,081
Series 2006-B, Class 2A1, 4.63%, 03/20/2036(c)	36,033	33,123
Series 2006-G, Class 3A3, 6.22% (12 mo. Term SOFR + 2.47%), 07/20/2036	4,682	4,655
Series 2006-I, Class 6A1, 4.63% (1 mo. Term SOFR + 0.49%), 12/20/2046	1,197,621	1,067,811
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	43,055	37,378
Series 2007-1, Class TA1A, 4.33% (1 mo. Term SOFR + 0.17%), 01/25/2037	206,289	177,227
Series 2007-1, Class TA3A, 4.59% (1 mo. Term SOFR + 0.43%), 01/25/2037	514,363	446,846
Series 2007-2, Class 1A31, 6.00%, 03/25/2037	353,599	268,476
Series 2007-2, Class TA1B, 5.81%, 03/25/2037(c)	47,846	48,880
Series 2007-4, Class 3A1, 4.64% (1 mo. Term SOFR + 0.48%), 06/25/2037	151,775	116,112
Series 2007-8, Class 4A1, 6.00%, 08/25/2037	75,125	62,144
Series 2007-A, Class 2A1, 4.57% (1 mo. Term SOFR + 0.43%), 02/20/2047	800,775	748,297
Series 2007-C, Class 7A4, 4.69% (1 mo. Term SOFR + 0.55%), 05/20/2047	213,795	198,180
Series 2007-C, Class 7A5, 4.85% (1 mo. Term SOFR + 0.71%), 05/20/2047	948,059	884,878

The accompanying notes are an integral part of these financial statements.

2

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2009-R14A, Class 2A, 6.57% (-2 x 1 mo. Term SOFR + 14.80%), 07/26/2035(a)(f)	$423,534	$360,050
Series 2010-R6, Class 3A4, 6.25%, 09/26/2037(a)(c)	583,902	197,581
Series 2010-R8, Class 1A4, 5.75%, 05/26/2036(a)	265,003	151,487
Series 2015-R2, Class 3A3, 3.69%, 04/29/2037(a)(c)	1,676,533	1,511,987
Series 2016-R2, Class 1A2, 8.44%, 05/01/2033(a)(c)(g)	2,046,096	2,147,491
Banc of America Funding Corporation, Series 2006-4, Class A11, 6.00%, 07/25/2036	166,083	128,213
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 6.67%, 09/25/2033(c)	548,481	527,445
Series 2005-E, Class 3A1, 5.40%, 06/25/2035(c)	206,275	198,356
Series 2005-F, Class 2A2, 5.49%, 07/25/2035(c)	260,537	248,043
Series 2007-3, Class 1A1, 6.00%, 09/25/2037	1,599,545	1,319,367
Banc of America Mortgage Securities, Inc.
Series 2005-3, Class 2A3, 5.50%, 03/25/2035	420,859	385,031
Series 2005-8, Class A12, 5.50%, 09/25/2035	845,506	749,857
Series 2005-A, Class 1A1, 3.99%, 02/25/2035(c)	104,084	89,908
Series 2005-G, Class 2A1, 5.24%, 08/25/2035(c)	400,554	381,860
Series 2005-H, Class 2A1, 5.12%, 09/25/2035(c)	170,398	149,717
Series 2005-I, Class 3A1, 3.91%, 10/25/2035(c)	470,219	377,437
Series 2005-J, Class 2A1, 5.53%, 11/25/2035(c)	49,274	44,275
Series 2006-2, Class A2, 6.00% (1 mo. Term SOFR + 6.00%), 07/25/2046	267,830	238,016
Series 2006-2, Class A3, 4.87% (1 mo. Term SOFR + 0.71%), 07/25/2046	661,008	538,739
Series 2007-1, Class 1A4, 6.00%, 03/25/2037	1,003,406	862,610
Series 2007-1, Class 2A11, 4.87% (1 mo. Term SOFR + 0.71%), 01/25/2037	729,320	620,262
Series 2007-2, Class A1, 4.62% (1 mo. Term SOFR + 0.46%), 05/25/2037	1,753,033	1,149,766
Series 2007-2, Class A6, 5.75%, 05/25/2037	166,926	122,945
Series 2007-2, Class A7, 5.50%, 05/25/2037	64,201	49,182
Bank of America NA, Series 2008-R4, Class 1A4, 4.89% (1 mo. Term SOFR + 0.56%), 07/25/2037(a)	260,142	180,553
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.94%, 03/15/2026	600,000	43,320
Series 1998-2, Class B1, 7.18%, 12/10/2025(c)	2,177,312	183,991
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A3, 4.72% (1 mo. Term SOFR + 0.55%), 11/28/2036	719,377	676,615
BCAP LLC Trust
Series 2007-AA4, Class 12A1, 4.38%, 06/25/2047(c)	2,487,965	957,719
Series 2008-IND2, Class A2, 3.78%, 04/25/2038(c)	796,762	616,275
Series 2009-RR4, Class 1A2, 6.50%, 06/26/2037(a)(c)(e)	72,468	13,914
Series 2010-RR9, Class 6A2, 6.00%, 10/26/2035(a)(c)	6,011,833	5,128,695
Series 2011-RR4, Class 7A1, 5.25%, 04/26/2037(a)(e)	1,816,290	1,017,123
Series 2011-RR4, Class 8A1, 5.25%, 02/26/2036(a)(c)	1,203,027	454,046
Series 2011-RR9, Class 6A6, 4.74%, 01/26/2036(a)(c)(e)	3,251,307	1,355,388
Series 2012-RR4, Class 4A7, 4.15%, 02/26/2036(a)(c)	1,807,035	969,565
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2B1, 4.74%, 08/25/2033(c)	45,279	37,977
Series 2003-6, Class 2A1, 6.37%, 08/25/2033(c)	119,157	117,197

The accompanying notes are an integral part of these financial statements.

3

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-10, Class 12A5, 5.05%, 01/25/2035(c)	$15,940	$15,419
Series 2005-12, Class 23A1, 4.48%, 02/25/2036(c)	414,370	381,709
Series 2006-1, Class A1, 6.53% (1 yr. CMT Rate + 2.25%), 02/25/2036	85,234	82,138
Series 2006-2, Class 2A1, 4.40%, 07/25/2036(c)	172,595	148,954
Series 2006-2, Class 3A1, 4.23%, 07/25/2036(c)	300,546	257,288
Series 2006-4, Class 2A1, 4.25%, 10/25/2036(c)	113,891	100,332
Series 2007-2, Class 4A1, 6.10% (1 yr. CMT Rate + 2.20%), 12/25/2046	756,980	676,855
Bear Stearns Alt-A Trust
Series 2003-6, Class 2A1, 5.69%, 01/25/2034(c)	127,605	120,945
Series 2004-3, Class A1, 4.91% (1 mo. Term SOFR + 0.75%), 04/25/2034	140,953	139,781
Series 2004-4, Class M2, 6.15% (1 mo. Term SOFR + 1.99%), 06/25/2034	218,354	220,380
Series 2005-7, Class 23A1, 4.29%, 09/25/2035(c)	243,867	99,820
Series 2006-3, Class 34A1, 4.07%, 05/25/2036(c)	3,005,563	1,238,582
Series 2006-6, Class 31A1, 4.47%, 11/25/2036(c)	1,065,311	603,289
Series 2006-7, Class 23A1, 5.65%, 12/25/2046(c)	1,673,219	1,163,820
Bear Stearns Alt-A Trust II, Series 2007-1, Class 1A1, 4.21%, 09/25/2047(c)	6,639,905	3,131,648
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A, 5.50%, 09/25/2033(b)	74,596	67,227
Series 2004-FR2, Class M5, 4.84% (1 mo. Term SOFR + 2.74%), 06/25/2034	334,034	331,892
Series 2004-HE7, Class M2, 6.00% (1 mo. Term SOFR + 1.84%), 08/25/2034	3,109	3,047
Series 2004-HE8, Class M3, 6.37% (1 mo. Term SOFR + 2.21%), 09/25/2034	391,627	385,592
Series 2004-HE9, Class M2, 5.17% (1 mo. Term SOFR + 1.91%), 11/25/2034	1,731,545	1,662,543
Series 2005-AC6, Class 1A3, 5.50%, 09/25/2035(c)	284,647	274,854
Series 2005-AC8, Class A3, 3.38% (-1 x 1 mo. Term SOFR + 7.54%), 11/25/2035(d)(f)	3,017,184	770,237
Series 2005-SD2, Class 2M3, 8.02% (1 mo. Term SOFR + 3.86%), 12/25/2044	2,809,021	3,370,203
Series 2006-AC3, Class 1A1, 4.67% (1 mo. Term SOFR + 0.51%), 05/25/2036	2,706,509	638,993
Series 2006-SD3, Class 23A2, 4.67% (1 mo. Term SOFR + 0.51%), 07/25/2036	847,110	741,585
Series 2007-AC5, Class A3, 6.00%, 07/25/2037	3,779,995	1,335,733
Series 2007-AC6, Class A1, 6.50%, 10/25/2037	1,370,732	538,852
Series 2007-HE2, Class 23A, 4.55% (1 mo. Term SOFR + 0.39%), 03/25/2037	85,575	81,638
Series 2007-HE5, Class 2A, 4.49% (1 mo. Term SOFR + 0.33%), 06/25/2047	381,187	379,064
Series 2007-SD1, Class 1A3A, 6.50%, 10/25/2036	1,408,459	481,662
Series 2007-SD1, Class 22A1, 5.13%, 10/25/2036(c)	828,677	351,213
Bear Stearns Cos. LLC, Series 2008-R2, Class 2A2, 4.05%, 06/25/2047(a)(c)	3,376,472	2,593,793
Bear Stearns Mortgage Funding Trust
Series 2006-AR3, Class 2A1, 4.67% (1 mo. Term SOFR + 0.51%), 11/25/2036	64,676	59,701
Series 2007-AR5, Class 1A1A, 4.61% (1 mo. Term SOFR + 0.45%), 06/25/2047	395,043	352,541
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1, 4.97%, 01/26/2036(c)(e)	663,958	481,370
Series 2007-R6, Class 2A1, 3.96%, 12/26/2046(c)(e)	198,213	140,731
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(a)(c)	364,772	331,735
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2, 7.58%, 06/15/2030(c)	3,879,580	249,888
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A4, 4.52% (1 mo. Term SOFR + 0.36%), 04/25/2036	1,450,000	1,331,180
Series 2006-FRE2, Class A2, 4.39% (1 mo. Term SOFR + 0.23%), 10/25/2036	3,661,263	2,806,297

The accompanying notes are an integral part of these financial statements.

4

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
CC Funding Corp./DE
Series 2003-4A, Class B1, 4.99%, 10/25/2034(a)(c)	$260,976	$247,241
Series 2004-1A, Class A2, 4.60% (1 mo. Term SOFR + 0.44%), 01/25/2035(a)	424,069	417,956
Series 2004-3A, Class A2, 4.57% (1 mo. Term SOFR + 0.41%), 08/25/2035(a)	39,134	38,143
Series 2004-4A, Class B1, 3.82%, 10/25/2035(a)(c)	2,484,178	2,093,604
Series 2005-CA, Class A1, 4.48% (1 mo. Term SOFR + 0.32%), 10/25/2046(a)	65,666	70,236
Series 2006-1A, Class A1, 4.42% (1 mo. Term SOFR + 0.26%), 12/25/2046(a)	357,867	313,420
Series 2006-2A, Class A2, 4.45% (1 mo. Term SOFR + 0.29%), 04/25/2047(a)	2,922,482	2,242,049
Series 2006-4A, Class A1, 4.40% (1 mo. Term SOFR + 0.24%), 11/25/2047(a)	745,008	746,579
Series 2006-4A, Class A2, 4.45% (1 mo. Term SOFR + 0.29%), 11/25/2047(a)	52,312	46,844
Charlie Mac LLC, Series 2004-1, Class A8, 4.82% (1 mo. Term SOFR + 0.66%), 08/25/2034	26,242	24,622
Chase Funding Mortgage Loan Asset-Backed, Series 2003-5, Class 1M2, 5.64%, 09/25/2032(c)	72,328	66,359
Chase Mortgage Finance Corp.
Series 2004-S2, Class 2A4, 5.50%, 02/25/2034	158,096	158,590
Series 2005-A1, Class 2A4, 4.84%, 12/25/2035(c)	277,978	263,822
Series 2006-S1, Class A5, 6.50%, 05/25/2036	4,065,023	1,759,955
Series 2006-S2, Class 1A19, 6.25%, 10/25/2036	440,318	158,712
Series 2006-S4, Class A1, 4.92% (1 mo. Term SOFR + 0.76%), 12/25/2036	2,412,348	754,226
Series 2007-A1, Class 11M1, 4.62%, 03/25/2037(c)	87,082	80,838
Series 2007-A1, Class 1A5, 6.52%, 02/25/2037(c)	1,420	1,414
Series 2007-A3, Class 1A7, 4.57%, 12/25/2037(c)	109,330	90,017
Series 2007-A3, Class 3A1, 4.75%, 12/25/2037(c)	279,105	240,573
Series 2007-S1, Class A1, 4.87% (1 mo. Term SOFR + 0.71%), 02/25/2037	6,455,759	1,892,697
Series 2019-ATR1, Class A11, 5.22% (1 mo. Term SOFR + 1.06%), 04/25/2049(a)	63,564	61,177
Series 2019-ATR1, Class B4, 4.39%, 04/25/2049(a)(c)	144,000	112,970
Chaseflex Trust
Series 2005-2, Class 1A1, 6.00%, 06/25/2035	687,440	427,671
Series 2006-1, Class A5, 6.16%, 06/25/2036(c)	32,232	30,860
Series 2007-1, Class 2A6, 6.00%, 02/25/2037	1,854,021	605,047
Series 2007-3, Class 1A2, 4.90% (1 mo. Term SOFR + 0.57%), 07/25/2037	10,646,488	3,190,417
Series 2007-M1, Class 1A1, 4.57% (1 mo. Term SOFR + 0.41%), 08/25/2037	259,490	228,593
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A2, 4.50% (1 mo. Term SOFR + 0.34%), 05/25/2036(a)	221,475	212,352
CIM Trust, Series 2019-INV1, Class A2, 5.47% (30 day avg SOFR US + 1.11%), 02/25/2049(a)	234,891	228,237
Citicorp Mortgage Securities, Inc.
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,232,082	1,136,102
Series 2006-4, Class 1A4, 6.00%, 08/25/2036	919,154	848,315
Series 2007-5, Class 1A9, 6.00%, 06/25/2037	47,242	42,252
Citigroup Financial Products, Inc.
Series 1997-HUD1, Class A4, 2.61%, 12/25/2030(c)(e)	205,451	90,213
Series 2004-HYB3, Class 1A, 5.10%, 09/25/2034(c)	83,635	76,617
Series 2005-10, Class 1A2A, 4.24%, 12/25/2035(c)	113,977	69,781
Series 2005-2, Class 1A1, 5.75%, 05/25/2035(c)	159,231	152,596

The accompanying notes are an integral part of these financial statements.

5

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-WF1, Class M2, 6.03%, 11/25/2034(b)	$337,412	$297,152
Series 2005-WF2, Class AF6A, 6.13%, 08/25/2035(b)	772,838	716,417
Series 2006-8, Class A1, 4.87% (1 mo. Term SOFR + 0.71%), 10/25/2035(a)	5,298,889	2,371,660
Citigroup Mortgage Loan Trust Inc., Series 2014-12, Class 2A5, 3.35%, 02/25/2037(a)(c)	2,128,321	1,636,310
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB2, Class 2A, 6.75%, 03/25/2034(c)	135,353	125,971
Series 2005-7, Class 2A3A, 4.04%, 09/25/2035(c)	686,754	459,560
Series 2005-8, Class 2A3, 5.50%, 09/25/2035	713,869	663,170
Series 2005-9, Class 1A1, 4.53% (1 mo. Term SOFR + 0.37%), 11/25/2035	1,250,436	1,083,793
Series 2005-9, Class 22A2, 6.00%, 11/25/2035	895,962	912,915
Series 2006-AR1, Class 1A1, 6.56% (1 yr. CMT Rate + 2.40%), 10/25/2035	184,025	177,402
Series 2006-AR1, Class 2A1, 6.30% (1 yr. CMT Rate + 2.40%), 03/25/2036	31,160	31,464
Series 2006-AR2, Class 1A1, 5.78%, 03/25/2036(c)	208,979	155,856
Series 2006-AR7, Class 1A3A, 5.09%, 07/25/2046(c)	874,619	831,348
Series 2006-AR7, Class 2A2A, 4.77%, 11/25/2036(c)	195,619	168,354
Series 2006-WF1, Class A2C, 6.10%, 03/25/2036(b)	574,191	264,659
Series 2007-10, Class 2A4A, 6.82%, 09/25/2037(c)	20,239	19,887
Series 2007-2, Class 1A2, 4.62% (1 mo. Term SOFR + 0.46%), 11/25/2036	1,548,535	1,226,298
Series 2007-9, Class 3A1, 6.50%, 06/25/2037(a)	485,191	478,933
Series 2007-AR1, Class A4, 4.69% (1 mo. Term SOFR + 0.53%), 01/25/2037	5,929,947	1,104,386
Series 2007-OPX1, Class A2, 4.67% (1 mo. Term SOFR + 0.51%), 01/25/2037	1,145,065	475,088
Series 2009-8, Class 2A2, 6.10%, 04/25/2037(a)(c)(e)	1,984,005	1,088,723
Series 2012-7, Class 11A2, 4.90%, 09/25/2035(a)(c)(d)	630,392	563,393
Citimortgage Alternative Loan Trust
Series 2006-A1, Class 1A5, 5.50%, 04/25/2036	177,014	162,940
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036(c)	375,893	334,872
Series 2006-A7, Class 1A12, 6.00%, 12/25/2036	299,255	268,143
Series 2007-A3, Class 1A1, 6.00%, 03/25/2037(c)	468,036	413,896
Series 2007-A4, Class 1A13, 5.75%, 04/25/2037	206,688	183,102
Series 2007-A4, Class 1A6, 5.75%, 04/25/2037	105,827	93,724
Series 2007-A4, Class 1A9, 4.87% (1 mo. Term SOFR + 0.71%), 04/25/2037	1,255,024	1,040,232
Series 2007-A5, Class 1A3, 4.77% (1 mo. Term SOFR + 0.61%), 05/25/2037	243,438	202,066
CitiMortgage, Inc.
Series 2005-1, Class 1A4, 5.50%, 02/25/2035	17,510	17,175
Series 2005-1, Class 1A7, 4.67% (1 mo. Term SOFR + 0.51%), 02/25/2035	199,196	185,570
COLT Funding LLC
Series 2021-2R, Class A1, 0.80%, 07/27/2054(a)	197,621	182,347
Series 2021-RPL1, Class A1, 1.67%, 09/25/2061(a)(c)	1,470,469	1,353,251
Series 2023-4, Class B1, 8.36%, 10/25/2068(a)(c)	2,688,000	2,733,733
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.36%, 06/01/2030(a)(c)	12,778,116	3,298,860
Series 2001-2, Class M1, 7.69%, 03/01/2031(c)	971,191	977,884
Series 2001-4, Class M2, 8.59%, 09/01/2033(c)	2,295,268	2,317,513
Series 2002-1, Class M2, 9.55%, 12/01/2033(c)	1,354,462	1,332,773

The accompanying notes are an integral part of these financial statements.

6

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Conseco Financial Corp.
Series 1996-8, Class B1, 7.95%, 11/15/2026(c)	$678,636	$685,624
Series 1998-8, Class M1, 6.98%, 09/01/2030(c)	1,606,112	1,624,337
Series 1999-4, Class A7, 7.41%, 05/01/2031	2,117,223	581,660
Series 1999-5, Class A6, 7.50%, 03/01/2030(c)	6,120,465	1,609,881
Conseco, Inc./Old
Series 1995-5, Class B2, 7.65%, 09/15/2026(c)	3,859,471	39
Series 1997-7, Class M1, 7.03%, 07/15/2028(c)	274,059	278,610
Series 1998-3, Class M1, 6.86%, 03/01/2030(c)	1,153,772	1,194,461
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.00%, 10/25/2033	128,950	129,842
Series 2003-J3, Class 1A3, 5.25%, 11/25/2033	88,591	88,356
Series 2004-28CB, Class 2A5, 4.67% (1 mo. Term SOFR + 0.51%), 01/25/2035	93,902	80,281
Series 2004-30CB, Class 2A3, 5.75%, 02/25/2035	1,874,068	1,252,322
Series 2004-34T1, Class A2, 5.50%, 02/25/2035	717,263	648,923
Series 2004-J5, Class M2, 5.92% (1 mo. Term SOFR + 1.76%), 08/25/2034	148,903	147,411
Series 2005-11CB, Class 2A3, 5.50%, 06/25/2035	177,336	143,974
Series 2005-11CB, Class 3A2, 4.77% (1 mo. Term SOFR + 0.61%), 06/25/2035	727,353	509,073
Series 2005-14, Class 2A1, 4.69% (1 mo. Term SOFR + 0.53%), 05/25/2035	100,401	96,348
Series 2005-17, Class 2A1, 4.75% (1 mo. Term SOFR + 0.59%), 07/25/2035	548,586	458,742
Series 2005-19CB, Class A2, 7.54% (-2 x 1 mo. Term SOFR + 16.69%), 06/25/2035(f)	249,644	200,802
Series 2005-2, Class 2A1, 5.40%, 03/25/2035(c)	76,440	74,435
Series 2005-20CB, Class 1A2, 5.50%, 07/25/2035	403,617	320,438
Series 2005-20CB, Class 1A3, 5.50%, 07/25/2035	1,720,242	1,365,727
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	254,523	186,694
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	43,069	31,989
Series 2005-24, Class 4A2, 4.85% (1 mo. Term SOFR + 0.71%), 07/20/2035	335,756	244,875
Series 2005-27, Class 1A4, 3.59%, 08/25/2035(c)	400,871	349,551
Series 2005-27, Class 1A5, 3.68%, 08/25/2035(c)	380,857	347,156
Series 2005-27, Class 1A6, 5.50% (1 mo. Term SOFR + 1.34%), 08/25/2035	368,923	290,529
Series 2005-27, Class 2A1, 5.50% (MTA + 1.35%), 08/25/2035	1,449,773	1,256,669
Series 2005-28CB, Class 1A9, 4.82% (1 mo. Term SOFR + 0.66%), 08/25/2035	1,988,796	1,580,405
Series 2005-28CB, Class 3A3, 4.97% (1 mo. Term SOFR + 0.81%), 08/25/2035	2,362,612	730,571
Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	102,134	38,484
Series 2005-29CB, Class A2, 4.57% (1 mo. Term SOFR + 0.41%), 07/25/2035	553,041	273,367
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	54,100	29,115
Series 2005-45, Class 2A1, 6.20% (MTA + 2.05%), 10/20/2035	484,263	348,311
Series 2005-46CB, Class A14, 5.50%, 10/25/2035	242,610	165,377
Series 2005-49CB, Class A7, 5.50%, 11/25/2035	571,510	359,599
Series 2005-50CB, Class 2A1, 6.00%, 11/25/2035	918,593	390,707
Series 2005-50CB, Class 3A1, 6.00%, 11/25/2035	1,128,101	424,071
Series 2005-51, Class 3A2A, 5.44% (MTA + 1.29%), 11/20/2035	691,820	621,679
Series 2005-53T2, Class 2A6, 4.77% (1 mo. Term SOFR + 0.61%), 11/25/2035	2,388,595	1,218,699
Series 2005-53T2, Class 2A7, 1.23% (-1 x 1 mo. Term SOFR + 5.39%), 11/25/2035(d)(f)	2,388,595	233,215
Series 2005-56, Class 4A1, 4.89% (1 mo. Term SOFR + 0.73%), 11/25/2035	611,873	581,645

The accompanying notes are an integral part of these financial statements.

7

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-57CB, Class 3A3, 5.50%, 12/25/2035	$351,279	$159,662
Series 2005-59, Class 1A1, 4.91% (1 mo. Term SOFR + 0.77%), 11/20/2035	331,540	321,286
Series 2005-64CB, Class 1A12, 5.07% (1 mo. Term SOFR + 0.91%), 12/25/2035	177,352	149,994
Series 2005-65CB, Class 1A5, 5.02% (1 mo. Term SOFR + 0.86%), 01/25/2036	361,181	217,532
Series 2005-65CB, Class 1A7, 5.50%, 01/25/2036	1,132,647	738,260
Series 2005-65CB, Class 1A9, 5.50%, 01/25/2036	1,865,835	1,213,582
Series 2005-65CB, Class 2A4, 5.50%, 12/25/2035	1,095,409	744,365
Series 2005-6CB, Class 1A6, 5.50%, 04/25/2035	682,577	582,741
Series 2005-70CB, Class A4, 5.50%, 12/25/2035	362,305	228,297
Series 2005-72, Class A1, 4.81% (1 mo. Term SOFR + 0.65%), 01/25/2036	1,271,705	1,170,245
Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	192,963	186,499
Series 2005-76, Class 3A1, 4.79% (1 mo. Term SOFR + 0.63%), 01/25/2046	1,502,142	1,378,453
Series 2005-J10, Class 1A13, 4.97% (1 mo. Term SOFR + 0.81%), 10/25/2035	286,370	164,950
Series 2005-J3, Class 2A1, 4.77% (1 mo. Term SOFR + 0.61%), 05/25/2035	464,451	356,560
Series 2005-J7, Class 1A7, 4.97% (1 mo. Term SOFR + 0.81%), 07/25/2035	634,357	278,318
Series 2005-J8, Class 1A5, 5.50%, 07/25/2035	291,172	199,714
Series 2006-14CB, Class A5, 4.97% (1 mo. Term SOFR + 0.81%), 06/25/2036	2,923,687	1,248,248
Series 2006-18CB, Class A11, 4.77% (1 mo. Term SOFR + 0.61%), 07/25/2036	889,832	341,916
Series 2006-18CB, Class A5, 4.62% (1 mo. Term SOFR + 0.46%), 07/25/2036	5,655,044	2,106,074
Series 2006-18CB, Class A6, 11.51% (-4 x 1 mo. Term SOFR + 28.14%), 07/25/2036(f)	6,176,192	6,604,835
Series 2006-18CB, Class A7, 4.62% (1 mo. Term SOFR + 0.46%), 07/25/2036	3,445,440	1,283,164
Series 2006-20CB, Class A4, 4.62% (1 mo. Term SOFR + 0.46%), 07/25/2036	2,620,305	787,621
Series 2006-23CB, Class 2A5, 4.67% (1 mo. Term SOFR + 0.51%), 08/25/2036	8,855,912	1,620,669
Series 2006-24CB, Class A16, 5.75%, 08/25/2036	169,063	82,178
Series 2006-24CB, Class A2, 6.00%, 08/25/2036	337,115	169,716
Series 2006-24CB, Class A22, 6.00%, 08/25/2036	411,607	207,219
Series 2006-24CB, Class A9, 6.00%, 08/25/2036	539,129	271,418
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	973,231	493,622
Series 2006-26CB, Class A20, 4.62% (1 mo. Term SOFR + 0.46%), 09/25/2036	1,506,506	483,896
Series 2006-26CB, Class A6, 6.25%, 09/25/2036	10,878	5,056
Series 2006-26CB, Class A8, 6.25%, 09/25/2036	41,677	19,371
Series 2006-28CB, Class A3, 6.50%, 10/25/2036	403,704	202,141
Series 2006-32CB, Class A16, 5.50%, 11/25/2036	45,077	23,583
Series 2006-32CB, Class A3, 6.00%, 11/25/2036	340,193	186,548
Series 2006-32CB, Class A7, 5.00% (1 mo. Term SOFR + 0.84%), 11/25/2036	1,537,387	701,091
Series 2006-33CB, Class 2A1, 6.00%, 11/25/2036	251,433	127,681
Series 2006-34, Class A5, 6.25%, 11/25/2046	1,282,209	561,824
Series 2006-36T2, Class 1A9, 5.17% (1 mo. Term SOFR + 1.01%), 12/25/2036	353,175	111,491
Series 2006-39CB, Class 2A1, 4.72% (1 mo. Term SOFR + 0.56%), 01/25/2037	3,939,400	427,598
Series 2006-39CB, Class 2A4, 4.72% (1 mo. Term SOFR + 0.56%), 01/25/2037	2,644,316	287,025
Series 2006-40T1, Class 2A1, 6.00%, 12/25/2036	1,132,374	303,325
Series 2006-40T1, Class 2A4, 6.00%, 12/25/2036	2,156,778	577,729
Series 2006-40T1, Class 2A6, 2.33% (-1 x 1 mo. Term SOFR + 6.49%), 12/25/2036(d)(f)	6,678,778	715,847

The accompanying notes are an integral part of these financial statements.

8

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	$290,108	$142,785
Series 2006-41CB, Class 1A9, 6.00%, 01/25/2037	248,553	122,332
Series 2006-42, Class 1A5, 6.00%, 01/25/2047	470,267	255,850
Series 2006-43CB, Class 3A3, 2.36% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037(d)(f)	6,860,778	1,067,744
Series 2006-45T1, Class 2A15, 5.50%, 02/25/2037	2,381,093	1,200,968
Series 2006-46, Class A2, 4.79% (1 mo. Term SOFR + 0.63%), 02/25/2047	6,601,705	2,334,672
Series 2006-8T1, Class 1A4, 6.00%, 04/25/2036	73,734	34,351
Series 2006-9T1, Class A7, 6.00%, 05/25/2036	1,801,255	698,380
Series 2006-HY13, Class 4A1, 4.75%, 02/25/2037(c)	379,143	335,306
Series 2006-J1, Class 1A13, 5.50%, 02/25/2036	68,480	45,953
Series 2006-J2, Class A2, 1.23% (-1 x 1 mo. Term SOFR + 5.39%), 04/25/2036(d)(f)	2,054,121	201,196
Series 2006-J5, Class 1A1, 6.50%, 09/25/2036	918,297	469,849
Series 2006-J5, Class 1A5, 6.50%, 09/25/2036	216,421	110,732
Series 2006-OA10, Class 1A1, 5.11% (MTA + 0.96%), 08/25/2046	253,962	231,546
Series 2006-OA12, Class A1C, 4.53% (1 mo. Term SOFR + 0.39%), 09/20/2046	277,362	247,021
Series 2006-OA17, Class 1A1A, 4.44% (1 mo. Term SOFR + 0.31%), 12/20/2046	353,828	311,248
Series 2006-OA9, Class 2A1A, 4.67% (1 mo. Term SOFR + 0.53%), 07/20/2046	64,856	54,947
Series 2007-11T1, Class A12, 4.62% (1 mo. Term SOFR + 0.46%), 05/25/2037	357,063	107,739
Series 2007-12T1, Class A7, 4.77% (1 mo. Term SOFR + 0.61%), 06/25/2037	3,528,395	1,126,926
Series 2007-14T2, Class A1, 6.00%, 07/25/2037	6,824,407	3,478,334
Series 2007-15CB, Class A6, 5.75%, 07/25/2037	792,099	447,650
Series 2007-16CB, Class 1A5, 4.67% (1 mo. Term SOFR + 0.51%), 08/25/2037	1,360,886	837,668
Series 2007-16CB, Class 2A2, 18.98% (-8 x 1 mo. Term SOFR + 53.63%), 08/25/2037(f)	704,123	904,915
Series 2007-16CB, Class 4A7, 6.00%, 08/25/2037	256,443	186,311
Series 2007-16CB, Class 5A1, 6.25%, 08/25/2037	213,570	96,602
Series 2007-17CB, Class 1A10, 10.25% (-5 x 1 mo. Term SOFR + 29.37%), 08/25/2037(f)	690,363	594,144
Series 2007-18CB, Class 1A6, 13.37% (-6 x 1 mo. Term SOFR + 38.31%), 08/25/2037(f)	383,640	311,054
Series 2007-18CB, Class 1A7, 4.74% (1 mo. Term SOFR + 0.58%), 08/25/2037	1,237,837	355,809
Series 2007-1T1, Class 2A1, 4.74% (1 mo. Term SOFR + 0.58%), 03/25/2037	3,079,562	1,123,059
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	1,049,801	366,173
Series 2007-23CB, Class A4, 2.23% (-1 x 1 mo. Term SOFR + 6.39%), 09/25/2037(d)(f)	3,531,053	547,879
Series 2007-23CB, Class A7, 4.67% (1 mo. Term SOFR + 0.51%), 09/25/2037	1,792,573	610,749
Series 2007-24, Class A1, 4.82% (1 mo. Term SOFR + 0.66%), 10/25/2037	4,538,551	932,306
Series 2007-24, Class A6, 5.27% (1 mo. Term SOFR + 1.11%), 10/25/2037	210,714	48,137
Series 2007-24, Class A7, 1.73% (-1 x 1 mo. Term SOFR + 5.89%), 10/25/2037(d)(f)	210,714	20,109
Series 2007-25, Class 1A2, 6.50%, 11/25/2037	1,257,055	545,275
Series 2007-2CB, Class 2A1, 4.87% (1 mo. Term SOFR + 0.71%), 03/25/2037	289,337	113,384
Series 2007-3T1, Class 1A2, 4.77% (1 mo. Term SOFR + 0.61%), 04/25/2037	3,832,711	1,235,491
Series 2007-3T1, Class 1A3, 4.77% (1 mo. Term SOFR + 0.61%), 04/25/2037	1,371,083	441,975

The accompanying notes are an integral part of these financial statements.

9

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-3T1, Class 1A4, 4.77% (1 mo. Term SOFR + 0.61%), 04/25/2037	$2,350,429	$757,671
Series 2007-5CB, Class 1A11, 6.00%, 04/25/2037	581,841	284,030
Series 2007-5CB, Class 1A18, 1.38% (-1 x 1 mo. Term SOFR + 5.54%), 04/25/2037(d)(f)	353,924	42,637
Series 2007-5CB, Class 1A24, 0.00%, 04/25/2037(h)	287,143	9,869
Series 2007-9T1, Class 1A4, 4.77% (1 mo. Term SOFR + 0.61%), 05/25/2037	1,156,930	398,761
Series 2007-9T1, Class 1A5, 1.23% (-1 x 1 mo. Term SOFR + 5.39%), 05/25/2037(d)(f)	1,156,930	109,772
Series 2007-J1, Class 2A6, 4.87% (1 mo. Term SOFR + 0.71%), 03/25/2037	1,772,119	514,215
Series 2007-OA2, Class 1A1, 4.99% (MTA + 0.84%), 03/25/2047	226,386	196,134
Series 2007-OA7, Class A1A, 4.63% (1 mo. Term SOFR + 0.47%), 05/25/2047	1,541,939	1,429,495
Series 2007-OH1, Class A1D, 4.48% (1 mo. Term SOFR + 0.32%), 04/25/2047	56,931	50,168
Series 2008-1R, Class 1A1, 4.91% (1 mo. Term SOFR + 0.58%), 08/25/2037	2,483,205	711,410
Series 2008-1R, Class 2A3, 6.00%, 08/25/2037	1,689,848	771,995
Series 2008-2R, Class 4A1, 6.25%, 08/25/2037(c)	1,127,380	508,668
Countrywide Asset-Backed Certificates
Series 2004-BC3, Class M2, 5.17% (1 mo. Term SOFR + 1.01%), 06/25/2034	214,237	213,428
Series 2004-BC3, Class M5, 6.15% (1 mo. Term SOFR + 1.99%), 04/25/2034	616,461	559,581
Series 2005-17, Class 1AF4, 6.55%, 05/25/2036(b)	1,613,890	1,338,927
Series 2005-AB4, Class 2A1, 4.81% (1 mo. Term SOFR + 0.65%), 03/25/2036	259,715	233,989
Series 2006-1, Class AF6, 4.42%, 07/25/2036(c)	18,600	18,363
Series 2006-15, Class A6, 4.26%, 10/25/2046(c)	81,568	84,355
Series 2007-BC3, Class 2A4, 4.77% (1 mo. Term SOFR + 0.61%), 11/25/2047	312,752	281,218
Series 2007-QX1, Class A1, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2037(a)	4,716,388	4,317,654
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-48, Class 2A3, 6.31%, 10/25/2033(c)	232,640	112,015
Series 2003-53, Class M, 6.62%, 02/19/2034(c)	330,983	308,917
Series 2003-56, Class M, 10.48%, 12/25/2033(c)	8,896	10,027
Series 2004-2, Class 3A1, 6.87%, 03/25/2034(c)	247,541	247,372
Series 2004-29, Class 1A1, 4.81% (1 mo. Term SOFR + 0.65%), 02/25/2035	128,213	123,960
Series 2004-29, Class 2A1, 4.93% (1 mo. Term SOFR + 0.77%), 02/25/2035	43,125	40,352
Series 2004-9, Class A7, 5.25%, 06/25/2034	167,758	164,285
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	480,091	480,224
Series 2005-19, Class 2A1, 4.62% (1 mo. Term SOFR + 0.46%), 08/25/2035	330,929	57,359
Series 2005-21, Class A12, 6.25% (-4 x 1 mo. Term SOFR + 21.95%), 10/25/2035(f)	91,234	63,096
Series 2005-25, Class A17, 5.50%, 11/25/2035	394,261	179,633
Series 2005-30, Class A8, 5.50%, 01/25/2036	92,098	54,251
Series 2005-7, Class 3A1, 3.87%, 03/25/2035(c)	859,943	694,975
Series 2005-7, Class 3A2, 3.43%, 03/25/2035(c)	637,280	501,308
Series 2005-9, Class 1A3, 4.73% (1 mo. Term SOFR + 0.57%), 05/25/2035	100,573	88,702
Series 2005-HYB8, Class 4A1, 4.64%, 12/20/2035(c)	114,319	101,780
Series 2005-J3, Class 1A3, 5.62% (1 mo. Term SOFR + 1.46%), 09/25/2035	1,193,288	810,778
Series 2005-J3, Class 2A1, 4.62% (1 mo. Term SOFR + 0.46%), 09/25/2035	440,613	373,106
Series 2005-R1, Class 2A2, 6.50%, 03/25/2035(a)	238,344	251,009
Series 2006-10, Class 1A11, 5.85%, 05/25/2036	161,328	61,315
Series 2006-20, Class 1A35, 6.00%, 02/25/2037	635,281	281,472

The accompanying notes are an integral part of these financial statements.

10

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-6, Class A9, 6.00%, 04/25/2036	$2,158,102	$1,008,609
Series 2006-8, Class 1A1, 6.00%, 05/25/2036	2,024,408	1,177,611
Series 2006-9, Class A1, 6.00%, 05/25/2036	40,432	17,954
Series 2006-9, Class A17, 4.77% (1 mo. Term SOFR + 0.61%), 05/25/2036	1,075,663	371,445
Series 2006-HYB2, Class 1A1, 5.39%, 04/20/2036(c)	206,129	179,369
Series 2006-J2, Class 1A6, 6.00%, 04/25/2036	714,907	343,532
Series 2006-J4, Class A3, 6.25%, 09/25/2036	164,953	57,394
Series 2006-J4, Class A4, 6.25%, 09/25/2036	102,098	35,544
Series 2006-J4, Class A9, 6.25%, 09/25/2036	59,706	20,785
Series 2007-10, Class A6, 6.00%, 07/25/2037(d)	396,371	83,938
Series 2007-11, Class A12, 6.00%, 08/25/2037	561,157	237,186
Series 2007-18, Class 1A1, 6.00%, 11/25/2037	254,266	108,244
Series 2007-20, Class A1, 6.50%, 01/25/2038	217,191	92,002
Series 2007-3, Class A14, 4.67% (1 mo. Term SOFR + 0.51%), 04/25/2037	667,214	211,448
Series 2007-3, Class A16, 6.00%, 04/25/2037	513,418	231,493
Series 2007-4, Class 1A1, 6.00%, 05/25/2037	1,626,608	659,762
Series 2007-HY1, Class 1A1, 4.68%, 04/25/2037(c)	1,227,764	1,148,363
Series 2007-HY5, Class 3A1, 4.85%, 09/25/2037(c)	422,292	392,306
Series 2007-J2, Class 2A5, 6.00%, 07/25/2037	163,041	53,520
Series 2007-J3, Class A9, 6.00%, 07/25/2037	260,882	109,384
Countrywide Home Loans
Series 2005-15, Class A5, 5.50%, 08/25/2035	445,585	226,204
Series 2005-2, Class 2A1, 4.91% (1 mo. Term SOFR + 0.75%), 03/25/2035	205,351	204,421
Series 2005-21, Class A2, 5.50%, 10/25/2035	172,254	91,185
Series 2005-31, Class 2A1, 4.48%, 01/25/2036(c)	174,376	156,504
Series 2007-17, Class 1A1, 6.00%, 10/25/2037	266,833	182,342
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-9, Class 1A1, 7.00%, 03/25/2032	757,337	674,279
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	379,420	81,428
Series 2005-10, Class 6A7, 5.50%, 11/25/2035	216,421	74,825
Series 2005-10, Class 9A1, 6.00%, 11/25/2035	1,372,212	944,325
Series 2005-4, Class 2A4, 5.50%, 06/25/2035	1,748,302	1,213,910
Series 2005-9, Class 1A3, 5.25%, 10/25/2035	153,529	140,015
Series 2005-9, Class 3A1, 6.00%, 10/25/2035	3,162,620	873,867
Series 2005-9, Class 4A1, 7.78% (-3 x 1 mo. Term SOFR + 19.21%), 10/25/2035(f)	334,182	342,946
Series 2005-9, Class 5A1, 4.97% (1 mo. Term SOFR + 0.81%), 10/25/2035	549,407	238,223
Credit Suisse Management LLC
Series 2001-28, Class 1A1, 4.92% (1 mo. Term SOFR + 0.76%), 11/25/2031	604,646	340,658
Series 2002-30, Class 1A1, 7.50%, 11/25/2032	85,039	87,661
Series 2004-6, Class 4A12, 4.67% (1 mo. Term SOFR + 0.51%), 10/25/2034	102,285	92,190
Series 2005-11, Class 1A1, 6.50%, 12/25/2035	1,093,627	477,089
Series 2005-11, Class 3A5, 5.50%, 12/25/2035	185,007	70,625
Series 2005-11, Class 8A4, 6.00%, 12/25/2035	251,583	181,718
Series 2005-11, Class 8A5, 6.00%, 12/25/2035	141,689	102,342
Series 2005-12, Class 8A1, 6.00%, 01/25/2036	58,627	35,801
Series 2005-5, Class 6A3, 5.00%, 07/25/2035	74,184	71,616

The accompanying notes are an integral part of these financial statements.

11

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-7, Class 2A2, 4.57% (1 mo. Term SOFR + 0.41%), 08/25/2035	$941,870	$333,634
Series 2005-8, Class 5A1, 7.78% (-3 x 1 mo. Term SOFR + 19.21%), 09/25/2035(f)	950,424	466,772
Series 2005-8, Class 9A1, 4.75%, 09/25/2035	375,165	236,784
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A2, 7.03% (-6 x 1 mo. Term SOFR + 29.90%), 02/25/2036(f)	24,239	23,449
Series 2006-1, Class 5A1, 6.00%, 02/25/2036	36,292	17,946
Series 2006-2, Class 2A3, 6.00%, 03/25/2036	72,896	27,355
Series 2006-2, Class 5A1, 4.97% (1 mo. Term SOFR + 0.81%), 03/25/2036	6,082,441	1,834,807
Series 2006-2, Class 6A8, 5.75%, 03/25/2036	204,021	100,441
Series 2006-3, Class 1A3, 6.81%, 04/25/2036(b)	9,650,000	467,329
Series 2006-3, Class 1A4B, 6.66%, 04/25/2036(b)	2,537,309	123,216
Series 2006-3, Class 5A7, 6.00%, 04/25/2036	2,193,599	464,341
Series 2006-4, Class 10A1, 6.50%, 05/25/2036	8,085,114	2,007,846
Series 2006-6, Class 1A12, 6.00%, 07/25/2036	1,804,402	813,142
Series 2006-6, Class 1A4, 6.00%, 07/25/2036	2,485,292	1,119,981
Series 2006-6, Class 2A2, 1.63% (-1 x 1 mo. Term SOFR + 5.79%), 07/25/2036(d)(f)	2,279,865	122,779
Series 2006-6, Class 2A4, 6.50%, 07/25/2036	4,481,093	901,116
Series 2006-7, Class 3A12, 6.25%, 08/25/2036	1,368,735	487,873
Series 2006-9, Class 4A1, 6.00%, 11/25/2036	3,865,033	2,134,410
Series 2006-9, Class 4A13, 6.50%, 11/25/2036	364,409	210,251
Series 2007-1, Class 1A6A, 5.86%, 02/25/2037(c)	1,614,932	352,476
Series 2007-1, Class 5A13, 6.00%, 02/25/2037	1,628,333	875,520
Series 2007-1, Class 5A14, 6.00%, 02/25/2037	3,578,339	1,934,135
Series 2007-1, Class 5A4, 6.00%, 02/25/2037	484,638	261,931
Series 2007-3, Class 1A1A, 5.84%, 04/25/2037(c)	18,537,130	4,512,175
Series 2007-3, Class 1A2, 5.59%, 04/25/2037(c)	3,944,676	950,636
Series 2007-3, Class 2A10, 6.00%, 04/25/2037	6,206,063	1,827,152
Series 2007-4, Class 2A2, 6.00%, 06/25/2037	97,479	51,533
Series 2007-4R, Class 1A1, 4.89%, 10/26/2036(a)(c)	59,143	53,616
Series 2007-5, Class 2A5, 5.00%, 08/25/2037	5,188,910	4,641,090
Series 2007-5, Class 3A2, 10.71% (-4 x 1 mo. Term SOFR + 27.34%), 08/25/2037(f)	953,167	1,055,475
Series 2011-2R, Class 4A2, 3.21% (1 mo. Term SOFR + 0.22%), 02/27/2037(a)(e)	3,060,483	2,578,457
Series 2013-6, Class 1A1, 2.50%, 07/25/2028(a)(c)	19,546	18,987
Series 2014-6R, Class 8A1, 3.00%, 08/27/2036(a)(c)(e)	282,090	266,237
Series 2014-6R, Class 9A1, 2.75%, 12/27/2035(a)(c)	14,800	14,695
Series 2015-1R, Class 6A1, 4.35% (1 mo. Term SOFR + 0.39%), 05/27/2037(a)(e)	57,763	55,614
Series 2015-6R, Class 5A2, 3.36% (1 mo. Term SOFR + 0.29%), 03/27/2036(a)	783,058	618,922
Series 2021-NQM7, Class A3, 2.06%, 10/25/2066(a)(c)	160,136	142,033
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A8, 6.00%, 07/25/2036	1,208,292	544,509

The accompanying notes are an integral part of these financial statements.

12

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB6, Class B2, 4.41% (1 mo. Term SOFR + 2.96%), 07/25/2035	$685,012	$536,184
Series 2006-CB8, Class A1, 4.55% (1 mo. Term SOFR + 0.39%), 10/25/2036	63,084	57,976
Series 2007-CB4, Class A2C, 3.39%, 04/25/2037(b)	850,000	572,494
Series 2007-CB5, Class A1, 2.96% (1 mo. Term SOFR + 0.23%), 04/25/2037	111,353	66,090
Series 2007-RP1, Class A, 4.58% (1 mo. Term SOFR + 0.42%), 05/25/2046(a)	1,374,486	1,205,209
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 4.75% (1 mo. Term SOFR + 0.59%), 06/25/2036	4,644,703	591,500
Series 2006-3, Class A4B, 6.61%, 11/25/2036(b)	585,098	75,997
Series 2006-4, Class A6A, 6.18%, 12/25/2036(b)	30,498	4,583
Series 2007-1, Class 1A1A, 5.90%, 05/25/2037(c)	1,974,915	420,918
CSAB Mortgage-Backed Trust, Series 2007-1, Class 4A1, 4.62% (1 mo. Term SOFR + 0.46%), 05/25/2037	8,236,949	1,008,675
Deutsche ALT-A Securities, Inc.
Series 2005-4, Class A5, 5.50%, 09/25/2035(c)	57,983	52,635
Series 2005-5, Class 1A6, 3.40% (-7 x 1 mo. Term SOFR + 35.09%), 11/25/2035(e)(f)	12,835	13,426
Series 2005-6, Class 1A3, 5.50%, 12/25/2035	12,055	9,757
Series 2006-AB3, Class A5B, 6.80%, 07/25/2036(b)	559,092	487,051
Series 2006-AB4, Class A4B, 6.50%, 10/25/2036(b)	396,830	346,867
Series 2007-1, Class 1A4A, 4.49% (1 mo. Term SOFR + 0.33%), 08/25/2037	408,870	357,853
Series 2007-AR1, Class A5, 4.75% (1 mo. Term SOFR + 0.59%), 01/25/2047	374,280	329,554
Series 2007-RMP1, Class A2, 4.57% (1 mo. Term SOFR + 0.41%), 12/25/2036	1,800,739	1,668,477
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.16%, 12/25/2033(b)	14,974	14,823
Series 2006-PR1, Class 3A1, 6.15% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036(a)(f)	28,501	26,269
Series 2006-PR1, Class 4AF1, 4.55% (1 mo. Term SOFR + 0.40%), 04/15/2036(a)	799,641	739,478
Series 2006-PR1, Class 4AF2, 4.61% (1 mo. Term SOFR + 0.46%), 04/15/2036(a)	1,921,199	1,778,535
Series 2006-PR1, Class 5AF1, 4.81% (1 mo. Term SOFR + 0.66%), 04/15/2036(a)	340,027	306,261
Series 2006-PR1, Class 5AF3, 4.63% (1 mo. Term SOFR + 0.48%), 04/15/2036(a)	3,172,912	2,838,719
Series 2006-PR1, Class 5AF4, 4.60% (1 mo. Term SOFR + 0.45%), 04/15/2036(a)	2,452,210	2,190,967
Series 2006-PR1, Class 5AI2, 6.32% (-2 x 1 mo. Term SOFR + 14.08%), 04/15/2036(a)(f)	2,397,352	2,331,045
Series 2006-PR1, Class 5AI4, 6.15% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036(a)(f)	404,910	386,920
Series 2006-PR1, Class 5AS4, 3.35%, 04/15/2036(a)(c)(d)	2,242,192	279,101
Series 2006-PR1, Class AX, 0.26%, 04/15/2036(a)(c)(d)	6,742,273	30,967
Series 2008-RS1, Class 4A2, 4.53% (1 mo. Term SOFR + 0.36%), 05/28/2037(a)	1,023,213	940,191

The accompanying notes are an integral part of these financial statements.

13

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR5, Class 2A1A, 4.91% (1 mo. Term SOFR + 0.77%), 09/19/2045	$4,574,287	$2,383,675
Series 2006-AR1, Class 2A1A, 5.09% (MTA + 0.94%), 04/19/2046	2,212,879	1,808,292
Series 2007-AR1, Class 2A1A, 4.39% (1 mo. Term SOFR + 0.25%), 03/19/2037	85,066	70,691
EMC Mortgage Loan Trust, Series 2001-A, Class A, 5.01% (1 mo. Term SOFR + 0.85%), 05/25/2040(a)	442,766	435,866
Encore Credit Receivables Trust, Series 2005-1, Class M4, 5.29% (1 mo. Term SOFR + 1.13%), 07/25/2035	626,282	554,967
Equifirst Mortgage Loan Trust, Series 2004-2, Class M7, 7.27% (1 mo. Term SOFR + 3.11%), 10/25/2034	39,742	37,640
Finance America Mortgage Loan Trust, Series 2004-2, Class M7, 6.97% (1 mo. Term SOFR + 2.81%), 08/25/2034	545,523	469,947
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3, 6.75% (1 mo. Term SOFR + 2.59%), 03/25/2034	278,613	265,385
Series 2004-FF5, Class A3C, 5.27% (1 mo. Term SOFR + 1.11%), 08/25/2034	104,901	98,913
Series 2004-FF7, Class M7, 7.27% (1 mo. Term SOFR + 3.11%), 09/25/2034	735,271	790,821
Series 2006-FF5, Class 2A4, 4.75% (1 mo. Term SOFR + 0.59%), 04/25/2036	5,517,739	5,050,280
First Horizon Alternative Mortgage Securities
Series 2005-AA11, Class 2A1, 4.35%, 01/25/2036(c)	372,817	178,099
Series 2005-FA3, Class 1A2, 4.77% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,653,189	936,434
Series 2005-FA6, Class A7, 5.50%, 09/25/2035	735,696	368,774
Series 2006-AA2, Class 2A1, 4.86%, 05/25/2036(c)	265,250	216,583
Series 2006-AA8, Class 2A1, 4.74%, 02/25/2037(c)	222,932	151,738
Series 2006-FA1, Class 1A1, 5.02% (1 mo. Term SOFR + 0.86%), 04/25/2036	3,018,181	941,527
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	1,821,355	678,002
Series 2006-FA2, Class 1A6, 6.00%, 05/25/2036	774,102	288,160
Series 2006-FA6, Class 2A4, 6.75%, 11/25/2036	110,649	29,913
Series 2006-FA8, Class 1A7, 6.00%, 02/25/2037	954,702	341,292
Series 2006-RE1, Class A1, 5.50%, 05/25/2035(c)	44,610	27,619
Series 2007-FA1, Class A1, 4.59% (1 mo. Term SOFR + 0.43%), 03/25/2037	11,170,545	2,751,514
Series 2007-FA2, Class 1A5, 4.57% (1 mo. Term SOFR + 0.41%), 04/25/2037	8,624	1,971
Series 2007-FA3, Class A5, 4.87% (1 mo. Term SOFR + 0.71%), 06/25/2037	3,181,776	715,127
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1, 6.00%, 08/25/2035(c)	583,806	389,922
Series 2007-4, Class 1A16, 4.87% (1 mo. Term SOFR + 0.71%), 08/25/2037	3,176,538	807,052
Series 2007-AR3, Class 2A2, 5.72%, 11/25/2037(c)	288,210	207,428
FirstKey Mortgage Trust, Series 2015-1, Class A3, 3.50%, 03/25/2045(a)(c)	43,805	40,700
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.00%, 09/25/2048(a)(c)	133,406	131,228
Series 2018-6RR, Class AM, 4.91%, 10/25/2048(a)(c)	22,734	20,236
Series 2019-1INV, Class A11, 5.22% (1 mo. Term SOFR + 1.06%), 10/25/2049(a)	260,659	250,971
Series 2019-1INV, Class A13, 3.50%, 10/25/2049(a)(c)	22,636	20,368

The accompanying notes are an integral part of these financial statements.

14

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Fremont Home Loan Trust
Series 2004-C, Class M2, 5.32% (1 mo. Term SOFR + 1.16%), 08/25/2034	$98,284	$87,912
Series 2006-3, Class 1A1, 4.55% (1 mo. Term SOFR + 0.39%), 02/25/2037	50,584	37,490
Series 2006-B, Class 2A2, 4.47% (1 mo. Term SOFR + 0.31%), 08/25/2036	74,564	23,063
Series 2006-E, Class 1A1, 4.41% (1 mo. Term SOFR + 0.25%), 01/25/2037	1,376,755	706,831
Galton Funding Mortgage Trust, Series 2019-2, Class A21, 4.00%, 06/25/2059(a)(c)	45,040	42,148
GCAT
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066(a)(c)	1,512,924	1,303,558
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066(a)(c)	1,057,368	918,854
Global Mortgage Securitization Ltd.
Series 2005-A, Class A2, 4.54% (1 mo. Term SOFR + 0.38%), 04/25/2032(a)	353,508	344,253
Series 2005-A, Class B1, 5.25%, 04/25/2032(a)	57,165	52,815
GMAC Mortgage Corp. Loan Trust
Series 2002-HE1, Class A2, 4.75% (1 mo. Term SOFR + 0.59%), 01/25/2029	104,732	91,315
Series 2005-AR4, Class 2A2, 5.80%, 07/19/2035(c)	86,415	61,455
Series 2005-AR6, Class 2A1, 3.84%, 11/19/2035(c)	454,704	328,992
Series 2005-AR6, Class 3A1, 3.76%, 11/19/2035(c)	9,707	8,495
Series 2006-AR1, Class 1A1, 3.79%, 04/19/2036(c)	1,596,663	1,323,686
Series 2006-J1, Class A2, 5.75%, 04/25/2036	259,929	222,457
Series 2007-HE3, Class 2A1, 7.00%, 09/25/2037(c)	88,918	88,000
Greenpoint Manufactured Housing
Series 1999-5, Class M2, 9.23%, 12/15/2029(c)	514,943	514,839
Series 2000-3, Class IA, 8.37%, 06/20/2031(c)	6,256,686	1,992,169
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A3, 4.83% (1 mo. Term SOFR + 0.67%), 06/25/2045	74,371	67,733
Series 2005-AR3, Class 1A1, 4.75% (1 mo. Term SOFR + 0.59%), 08/25/2045	520,060	439,810
Series 2005-AR5, Class 2A1, 4.83% (1 mo. Term SOFR + 0.67%), 11/25/2045	4,006,518	2,658,464
Series 2006-AR1, Class A1A, 4.85% (1 mo. Term SOFR + 0.69%), 02/25/2036	99,056	90,019
Series 2006-AR2, Class 3A2, 4.91% (1 mo. Term SOFR + 0.75%), 03/25/2036	195,857	191,459
Series 2007-AR2, Class 2A1, 4.67% (1 mo. Term SOFR + 0.51%), 05/25/2037	416,884	407,536
GS Mortgage Securities Corp.
Series 2008-2R, Class 1A1, 4.74%, 09/25/2036(a)(c)	182,441	50,171
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(c)	239,090	25,714
Series 2009-4R, Class 2A3, 4.89% (1 mo. Term SOFR + 0.56%), 12/26/2036(a)	2,565,475	1,860,901
Series 2015-3R, Class 1B, 4.55% (1 mo. Term SOFR + 0.39%), 01/26/2037(a)	556,627	504,325
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A9, 5.00% (30 day avg SOFR US + 0.85%), 02/25/2052(a)	1,521,554	1,410,280
GSAA Home Equity Trust
Series 2005-14, Class 1A2, 4.97% (1 mo. Term SOFR + 0.81%), 12/25/2035	770,008	343,365
Series 2006-11, Class 2A1, 4.45% (1 mo. Term SOFR + 0.29%), 07/25/2036	4,600,735	843,754
GSAA Trust
Series 2005-14, Class 2A3, 4.97% (1 mo. Term SOFR + 0.81%), 12/25/2035	249,326	226,047
Series 2005-7, Class AF4, 5.56%, 05/25/2035(b)	240,112	229,419
Series 2006-1, Class A2, 4.71% (1 mo. Term SOFR + 0.55%), 01/25/2036	4,437,951	1,207,729
Series 2006-10, Class AF3, 5.98%, 06/25/2036(c)	4,218,643	931,491
Series 2006-10, Class AF4, 6.80%, 06/25/2036(b)	1,474,585	324,630
Series 2006-12, Class A1, 4.37% (1 mo. Term SOFR + 0.21%), 08/25/2036	3,112,938	709,696

The accompanying notes are an integral part of these financial statements.

15

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-15, Class AF4, 6.46%, 09/25/2036(b)	$1,994,330	$495,724
Series 2006-17, Class A2, 4.63% (1 mo. Term SOFR + 0.47%), 11/25/2036	6,201,987	1,470,307
Series 2006-17, Class A3A, 4.75% (1 mo. Term SOFR + 0.59%), 11/25/2036	3,859,368	1,208,446
Series 2006-19, Class A1, 4.45% (1 mo. Term SOFR + 0.29%), 12/25/2036	74,530	19,078
Series 2006-20, Class 2A1A, 4.37% (1 mo. Term SOFR + 0.21%), 12/25/2046	409,051	195,938
Series 2006-20, Class 2A1B, 4.47% (1 mo. Term SOFR + 0.31%), 12/25/2046	10,817,333	391,938
Series 2006-3, Class A4, 4.97% (1 mo. Term SOFR + 0.81%), 03/25/2036	4,832,103	297,104
Series 2006-7, Class AF2, 5.99%, 03/25/2046(c)	433,034	152,550
Series 2007-1, Class 1A1, 4.43% (1 mo. Term SOFR + 0.27%), 02/25/2037	8,063,795	2,232,455
Series 2007-1, Class 1A2, 4.61% (1 mo. Term SOFR + 0.45%), 02/25/2037	1,668,214	459,584
Series 2007-10, Class A1A, 6.00%, 11/25/2037	3,261,869	1,590,737
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,121,878	758,648
Series 2007-5, Class 2A1A, 4.51% (1 mo. Term SOFR + 0.35%), 04/25/2047	546,432	504,889
Series 2007-8, Class A3, 5.17% (1 mo. Term SOFR + 1.01%), 08/25/2037	125,706	124,425
GSAMP Trust
Series 2004-AR1, Class M1, 5.25% (1 mo. Term SOFR + 1.09%), 06/25/2034	1,590,639	1,715,603
Series 2004-OPT, Class B3, 3.51%, 11/25/2034(b)	791,737	612,793
Series 2004-OPT, Class M1, 3.39% (1 mo. Term SOFR + 0.98%), 11/25/2034	41,125	39,802
Series 2004-WF, Class M3, 6.15% (1 mo. Term SOFR + 1.99%), 10/25/2034	195,487	197,220
Series 2006-S5, Class A2, 6.16%, 09/25/2036(b)	22,152,718	258,855
Series 2007-NC1, Class A2D, 4.73% (1 mo. Term SOFR + 0.57%), 12/25/2046	2,271,026	1,119,409
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1A4, 8.50%, 01/25/2035(a)	30,315	31,502
Series 2005-RP1, Class 1AF, 4.62% (1 mo. Term SOFR + 0.46%), 01/25/2035(a)	26,769	23,460
Series 2005-RP2, Class 1AF, 4.62% (1 mo. Term SOFR + 0.46%), 03/25/2035(a)	6,503,254	6,116,221
Series 2005-RP3, Class 1AF, 4.62% (1 mo. Term SOFR + 0.46%), 09/25/2035(a)	396,631	340,577
Series 2006-RP1, Class 1AS, 0.00%, 01/25/2036(a)(c)(d)(i)	11,572,356	189,162
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.50%, 01/25/2034	21,647	22,095
Series 2005-2F, Class 3A2, 3.48% (-1 x 1 mo. Term SOFR + 7.64%), 03/25/2035(d)(f)	397,496	80,368
Series 2005-6F, Class 3A11, 4.57% (1 mo. Term SOFR + 0.41%), 07/25/2035	434,194	377,475
Series 2005-9F, Class 1A6, 5.50%, 12/25/2035	285,199	241,599
Series 2005-AR2, Class 1A2, 4.43%, 04/25/2035(c)	337,698	295,010
Series 2005-AR2, Class 5A1, 6.56%, 04/25/2035(c)	192,456	189,124
Series 2005-AR3, Class 5A1, 6.61%, 05/25/2035(c)	786,271	681,029
Series 2005-AR3, Class 6A1, 4.32%, 05/25/2035(c)	2,428,204	1,798,229
Series 2005-AR3, Class 7A1, 3.58%, 05/25/2035(c)	384,511	324,066
Series 2005-AR6, Class B1, 5.79%, 09/25/2035(c)	81,426	70,636
Series 2006-10F, Class 4A1, 4.62% (1 mo. Term SOFR + 0.46%), 01/25/2037	1,660,162	201,244
Series 2006-3F, Class 2A3, 5.75%, 03/25/2036	390,805	350,718
Series 2006-3F, Class 2A7, 5.75%, 03/25/2036	238,753	214,262
Series 2006-3F, Class 5A1, 4.62% (1 mo. Term SOFR + 0.46%), 03/25/2036	1,296,664	158,691
Series 2006-3F, Class 5A2, 2.88% (-1 x 1 mo. Term SOFR + 7.04%), 03/25/2036(d)(f)	376,550	30,746
Series 2006-4F, Class 4A2, 2.88% (-1 x 1 mo. Term SOFR + 7.04%), 05/25/2036(d)(f)	8,128,046	910,526

The accompanying notes are an integral part of these financial statements.

16

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-7F, Class 4A2, 6.50%, 08/25/2036	$1,694,732	$441,947
Series 2006-AR1, Class 2A4, 4.67%, 01/25/2036(c)	1,893,942	1,761,855
Series 2006-AR1, Class 3A1, 4.66%, 01/25/2036(c)	110,863	133,068
Series 2006-AR2, Class 1A1, 4.63% (1 mo. Term SOFR + 0.47%), 12/25/2035	43,330	37,180
Series 2006-AR2, Class 3A1, 5.85%, 04/25/2036(c)	466,067	267,138
Series 2007-3F, Class 3A7, 6.00%, 05/25/2037	3,443,690	2,478,780
Series 2007-3F, Class 4A1, 4.57% (1 mo. Term SOFR + 0.41%), 05/25/2037	4,353,798	688,548
Series 2007-AR1, Class 2A1, 4.24%, 03/25/2047(c)	260,881	143,877
Series 2007-OA1, Class 2A3A, 4.58% (1 mo. Term SOFR + 0.42%), 05/25/2037	668,256	367,892
Harborview Mortgage Loan Trust
Series 2004-7, Class 4A, 5.13%, 11/19/2034(c)	452,241	409,720
Series 2004-8, Class 2A3, 5.07% (1 mo. Term SOFR + 0.93%), 11/19/2034	208,393	189,594
Series 2005-1, Class 2A1A, 4.79% (1 mo. Term SOFR + 0.65%), 03/19/2035	146,297	149,197
Series 2005-12, Class 1A1A, 6.15% (MTA + 2.00%), 10/19/2035	427,199	199,095
Series 2005-13, Class 2A11, 4.81% (1 mo. Term SOFR + 0.67%), 02/19/2036	1,556,901	663,568
Series 2005-15, Class 2A11, 4.79% (1 mo. Term SOFR + 0.65%), 10/20/2045	1,938,836	1,796,192
Series 2005-15, Class 3A11, 6.15% (MTA + 2.00%), 10/20/2045	2,198,602	1,638,584
Series 2005-6, Class A1B, 5.43% (6 mo. Term SOFR + 1.19%), 07/19/2045	233,061	197,176
Series 2005-7, Class 1A1, 4.78% (Ent 11th COFI Repl + 1.85%), 06/19/2045	506,646	226,206
Series 2005-8, Class 1A2A, 4.91% (1 mo. Term SOFR + 0.77%), 09/19/2035	319,220	189,195
Series 2005-9, Class B2, 5.22% (1 mo. Term SOFR + 1.09%), 06/20/2035	276,860	254,200
Series 2006-11, Class A1A, 4.59% (1 mo. Term SOFR + 0.45%), 12/19/2036	1,631,068	1,461,424
Series 2006-5, Class 2A1A, 4.61% (1 mo. Term SOFR + 0.47%), 07/19/2046	10,035,539	5,195,038
Series 2006-6, Class 1A1A, 5.00%, 08/19/2036(c)	425,738	275,402
Series 2006-9, Class 2A1A, 4.67% (1 mo. Term SOFR + 0.53%), 11/19/2036	880,910	820,007
Series 2006-BU1, Class 2A1B, 4.75% (1 mo. Term SOFR + 0.61%), 02/19/2046	505,870	377,734
Series 2007-2, Class 2A1A, 4.43% (1 mo. Term SOFR + 0.43%), 05/25/2038	3,517,599	2,828,178
Series 2007-3, Class 2A1A, 4.65% (1 mo. Term SOFR + 0.51%), 05/19/2037	2,116,416	1,993,255
Series 2007-4, Class 2A1, 4.47% (1 mo. Term SOFR + 0.55%), 07/19/2037	286,458	281,666
Series 2007-7, Class 2A1A, 6.27% (1 mo. Term SOFR + 2.11%), 10/25/2037	219,768	205,750
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A, 4.75%, 12/19/2035(c)	1,262,280	620,714
Series 2005-16, Class 3A1A, 4.75% (1 mo. Term SOFR + 0.61%), 01/19/2036	1,927,539	1,247,040
Series 2006-8, Class 1A1, 4.45% (1 mo. Term SOFR + 0.51%), 07/21/2036	675,361	317,894
Home Equity Asset Trust, Series 2003-7, Class A2, 5.03% (1 mo. Term SOFR + 0.87%), 03/25/2034	32,585	32,196
HSBC Asset Loan Obligation
Series 2006-2, Class 1A1, 6.00%, 12/25/2036	283,050	73,625
Series 2006-2, Class 1A7, 4.64% (1 mo. Term SOFR + 0.48%), 12/25/2036	8,273,106	1,556,510
Series 2007-WF1, Class A1, 4.39% (1 mo. Term SOFR + 0.23%), 12/25/2036	1,221,066	341,965
HSI Asset Securitization Corp.
Series 2006-HE2, Class 2A2, 4.49% (1 mo. Term SOFR + 0.33%), 12/25/2036	469,474	115,643
Series 2007-HE2, Class 2A1, 4.49% (1 mo. Term SOFR + 0.33%), 04/25/2037	165,025	81,726
Impac CMB Trust
Series 2004-4, Class 2A1, 5.25%, 09/25/2034(b)	363,468	368,654
Series 2004-5, Class 1M2, 5.14% (1 mo. Term SOFR + 0.98%), 10/25/2034	11,826	11,741
Series 2004-6, Class 1A2, 5.05% (1 mo. Term SOFR + 0.89%), 10/25/2034	42,587	42,566

The accompanying notes are an integral part of these financial statements.

17

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-6, Class 2A, 6.06%, 10/25/2034(b)	$333,971	$418,315
Series 2005-7, Class A1, 4.79% (1 mo. Term SOFR + 0.63%), 11/25/2035	12,515	11,319
Series 2005-8, Class 1AM, 4.97% (1 mo. Term SOFR + 0.81%), 02/25/2036	845,166	795,460
Impac Secured Assets CMN Owner Trust
Series 2006-2, Class 1A2B, 4.61% (1 mo. Term SOFR + 0.45%), 08/25/2036	1,201,601	1,136,544
Series 2007-3, Class A1A, 4.49% (1 mo. Term SOFR + 0.33%), 09/25/2037	108,028	95,641
Series 2007-3, Class A1B, 4.75% (1 mo. Term SOFR + 0.59%), 09/25/2037	1,421,056	1,237,888
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1, 1.07%, 06/25/2056(a)(c)	379,698	333,145
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056(a)(c)	3,018,658	2,601,221
Series 2021-NQM2, Class A3, 1.52%, 09/25/2056(a)(c)	209,920	182,657
Series 2021-NQM3, Class A1, 1.60%, 11/25/2056(a)(c)	468,274	410,408
Indymac Home Equity Loan Asset-Backed Trust
Series 2001-C, Class M2, 6.45% (1 mo. Term SOFR + 2.29%), 12/25/2032	399,917	409,803
Series 2004-C, Class M5, 4.25% (1 mo. Term SOFR + 1.69%), 03/25/2035	579,288	483,960
Series 2004-C, Class M6, 4.25% (1 mo. Term SOFR + 1.99%), 03/25/2035	293,558	238,667
Indymac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.00%, 08/25/2037	2,645,898	954,575
Series 2007-A1, Class A7, 6.00%, 08/25/2037	1,373,066	495,864
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1, 6.50%, 09/25/2037	26,566	13,710
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1, 4.29%, 09/25/2036(c)	284,303	176,599
Series 2006-AR2, Class 4A1, 4.30%, 09/25/2036(c)	121,730	113,333
Series 2007-AR1, Class 1A1, 4.11%, 03/25/2037(c)	290,323	226,129
Series 2007-AR1, Class 1A2, 4.11%, 03/25/2037(c)	275,445	216,743
Indymac Index Mortgage Loan Trust
Series 2004-AR9, Class B1, 4.39%, 11/25/2034(c)	433,921	363,623
Series 2005-AR11, Class A3, 3.69%, 08/25/2035(c)	137,883	101,775
Series 2005-AR31, Class 5A1, 4.85% (1 mo. Term SOFR + 0.69%), 01/25/2036	2,027,548	1,363,793
Series 2005-AR5, Class 4A1, 4.20%, 05/25/2035(c)	285,616	189,616
Series 2005-AR7, Class 1A1, 3.51%, 06/25/2035(c)	632,713	345,165
Series 2006-AR13, Class A2, 4.87% (1 mo. Term SOFR + 0.71%), 07/25/2036(e)	170,455	106,321
Series 2006-AR25, Class 4A3, 3.58%, 09/25/2036(c)	1,770,199	1,498,573
Series 2006-AR5, Class 2A1, 3.72%, 05/25/2036(c)	1,186,357	1,145,915
Series 2006-AR9, Class 3A3, 3.46%, 06/25/2036(c)	72,848	63,032
Series 2007-AR15, Class 2A1, 3.38%, 08/25/2037(c)	203,713	142,499
IndyMac INDX Mortgage Loan Trust, Series 2006-AR37, Class 1A1, 4.32%, 02/25/2037(c)	39,910	31,622
Indymac Residential Asset Backed Trust
Series 2006-C, Class 2A, 4.53% (1 mo. Term SOFR + 0.37%), 08/25/2036	55,220	53,136
Series 2007-A, Class 1A, 4.49% (1 mo. Term SOFR + 0.33%), 04/25/2037	252,606	196,546
Series 2007-A, Class 2A2, 4.46% (1 mo. Term SOFR + 0.30%), 04/25/2037	490,009	331,867
Series 2007-A, Class 2A4B, 4.72% (1 mo. Term SOFR + 0.56%), 04/25/2037	3,710,580	1,513,653
Investment Capital Access, Inc., Series 13, Class M1, 7.88%, 12/28/2033(b)	18,937	18,967

The accompanying notes are an integral part of these financial statements.

18

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A1, 4.33% (1 mo. Term SOFR + 0.17%), 05/25/2037	$447,912	$90,956
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11, 6.00%, 12/25/2035	10,195	6,714
Series 2006-A1, Class 2A2, 4.91%, 03/25/2036(c)	2,256,150	1,682,053
Series 2006-A2, Class 2A2, 4.65%, 05/25/2036(c)	992,374	592,586
Series 2006-A2, Class 3A1, 4.24%, 05/25/2036(c)	683,388	375,192
Series 2006-A4, Class A8, 4.12%, 09/25/2036(c)	5,359	6,399
Series 2006-A5, Class 1A1, 4.59% (1 mo. Term SOFR + 0.43%), 10/25/2036	163,740	151,164
Series 2006-A6, Class 2A6, 4.88%, 11/25/2036(c)	689,136	579,161
Series 2006-A7, Class 1A4, 4.73% (1 mo. Term SOFR + 0.57%), 12/25/2036	1,169,486	1,038,842
Series 2006-S1, Class 3A5, 5.73%, 03/25/2036(c)	31,113	31,367
Series 2006-S3, Class A6, 6.62%, 08/25/2036(b)	107,800	107,504
Series 2007-A2, Class 2A1, 4.78%, 05/25/2037(c)	130,009	114,406
JP Morgan Mortgage Acquisition Corp., Series 2006-CH2, Class AF6, 5.54%, 10/25/2036(b)	545,403	326,282
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 6.83%, 02/25/2034(c)	54,040	54,830
Series 2004-A3, Class 1A1, 6.51%, 07/25/2034(c)	168,609	160,966
Series 2005-A1, Class 3A4, 5.54%, 02/25/2035(c)	16,867	16,262
Series 2005-A2, Class 1A1, 6.00%, 04/25/2035(c)	83,562	82,090
Series 2005-A2, Class 2A1, 3.95%, 04/25/2035(c)	78,131	64,696
Series 2005-A3, Class 6A5, 5.72%, 06/25/2035(c)	127,091	127,702
Series 2005-A8, Class 1A1, 4.98%, 11/25/2035(c)	1,492,903	1,162,394
Series 2005-A8, Class 2A3, 5.42%, 11/25/2035(c)	351,647	285,993
Series 2005-ALT1, Class 2A1, 5.42%, 10/25/2035(c)	202,679	153,800
Series 2005-S3, Class 2A2, 5.50%, 01/25/2036	160,926	137,905
Series 2006-A4, Class 5A1, 4.43%, 06/25/2036(c)	106,957	72,103
Series 2006-A6, Class 3A2, 4.34%, 10/25/2036(c)	315,580	174,576
Series 2006-A7, Class 2A4R, 4.47%, 01/25/2037(c)	218,938	175,640
Series 2007-A1, Class B1, 5.96%, 07/25/2035(c)	33,182	29,866
Series 2007-A3, Class 1A1, 4.71%, 05/25/2037(c)	443,446	373,041
Series 2007-A4, Class 1A1, 4.68%, 06/25/2037(c)	1,652,617	1,298,342
Series 2007-A4, Class 3A1, 5.26%, 06/25/2037(c)	52,772	40,722
Series 2007-S1, Class 2A22, 5.75%, 03/25/2037	306,801	105,764
Series 2007-S3, Class 1A18, 4.77% (1 mo. Term SOFR + 0.61%), 08/25/2037	842,617	261,802
Series 2007-S3, Class 1A64, 7.50%, 08/25/2037	2,931,948	904,996
Series 2007-S3, Class 1A96, 6.00%, 08/25/2037	18,570	7,844
Series 2013-3, Class A3, 3.36%, 07/25/2043(a)(c)	123,379	115,949
Series 2016-1, Class A7, 3.50%, 05/25/2046(a)(c)	217,061	198,276
Series 2016-3, Class 1A10, 3.00%, 10/25/2046(a)(c)	814,101	721,509
Series 2016-4, Class A12, 3.00%, 10/25/2046(a)(c)(g)	865,068	722,528
Series 2017-4, Class A3, 3.50%, 11/25/2048(a)(c)	3,918	3,563
Series 2019-1, Class A11, 5.22% (1 mo. Term SOFR + 1.06%), 05/25/2049(a)	1,232,814	1,176,387
Series 2019-8, Class A11, 5.12% (1 mo. Term SOFR + 0.96%), 03/25/2050(a)	262,459	248,613
Series 2019-9, Class A11, 5.17% (1 mo. Term SOFR + 1.01%), 05/25/2050(a)	1,569,646	1,505,521

The accompanying notes are an integral part of these financial statements.

19

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2019-INV1, Class A11, 5.22% (1 mo. Term SOFR + 1.06%), 09/25/2049(a)	$1,141,186	$1,093,977
Series 2019-INV3, Class A11, 5.27% (1 mo. Term SOFR + 1.11%), 05/25/2050(a)	1,478,795	1,411,504
Series 2020-2, Class A7A, 3.00%, 07/25/2050(a)(c)	928,493	803,740
Series 2020-5, Class A11, 5.44% (1 mo. Term SOFR + 1.11%), 12/25/2050(a)	337,000	320,840
Series 2020-8, Class A11, 5.25% (30 day avg SOFR US + 0.90%), 03/25/2051(a)	602,978	568,193
Series 2020-INV1, Class A11, 5.10% (1 mo. Term SOFR + 0.94%), 08/25/2050(a)	49,750	46,939
Series 2021-3, Class A4, 2.50%, 07/25/2051(a)(c)	64,537	58,784
JP Morgan Reremic
Series 2009-11, Class 3A2, 5.95%, 01/26/2037(a)(c)(e)	4,901,881	3,893,932
Series 2014-1, Class 3A1, 3.00%, 05/26/2037(a)	386,631	378,289
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 4.95% (1 mo. Term SOFR + 0.79%), 12/25/2035	3,937,364	1,923,467
Series 2005-2, Class 3A5, 5.50%, 12/25/2035	1,142,862	580,888
Series 2005-2, Class AX, 5.50%, 12/25/2035(d)(e)	292,116	51,851
Series 2005-3, Class 3A1, 6.00%, 01/25/2036	5,405,978	1,180,540
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	601,469	271,333
Series 2006-1, Class 3A5, 5.50%, 02/25/2036	2,185,620	1,557,943
Series 2006-2, Class 1A1, 5.74%, 04/25/2036(c)	154,021	95,390
Series 2006-5, Class 2A1, 4.62% (1 mo. Term SOFR + 0.46%), 09/25/2036	3,842,926	473,536
Series 2006-6, Class 1A1, 4.77% (1 mo. Term SOFR + 0.61%), 10/25/2036	3,363,266	842,020
Series 2006-7, Class 1A8, 4.45% (1 mo. Term SOFR + 0.29%), 11/25/2036	2,441,299	1,013,656
Series 2006-7, Class 4A1, 4.52% (1 mo. Term SOFR + 0.36%), 11/25/2036	2,158,930	119,660
Series 2006-9, Class 1A2, 4.87% (1 mo. Term SOFR + 0.71%), 01/25/2037	1,117,948	561,193
Series 2007-1, Class 2A3, 2.36% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037(d)(f)	8,545,531	1,038,503
Series 2007-1, Class 3A1, 4.52% (1 mo. Term SOFR + 0.36%), 02/25/2037	2,182,862	289,033
Series 2007-1, Class 3A2, 2.98% (-1 x 1 mo. Term SOFR + 7.14%), 02/25/2037(d)(f)	13,293,630	1,434,824
Series 2007-2, Class 1A1, 5.75%, 02/25/2037	1,022,955	668,756
Series 2007-3, Class 1A2, 2.43% (-1 x 1 mo. Term SOFR + 6.59%), 03/25/2037(d)(e)(f)	1,386,376	189,656
Series 2007-4, Class 2A3, 4.60% (1 mo. Term SOFR + 0.44%), 05/25/2037	5,420,930	1,066,446
Series 2007-5, Class 10A4, 4.68% (1 mo. Term SOFR + 0.52%), 06/25/2037	3,109,887	677,625
Series 2007-5, Class 4A2, 4.59% (1 mo. Term SOFR + 0.43%), 08/25/2036(e)	371,869	223,354
Series 2007-6, Class 1A7, 6.00%, 07/25/2037	99,469	88,058
Series 2007-7, Class 1A1, 4.77% (1 mo. Term SOFR + 0.61%), 08/25/2037	2,035,707	954,794
Series 2008-2, Class 1A1, 6.00%, 03/25/2038	297,312	72,298
Series 2008-2, Class 1A11, 6.00%, 03/25/2038	6,734,523	1,637,657
Series 2008-3, Class A1, 4.64% (1 mo. Term SOFR + 0.48%), 02/25/2037	40,219,429	8,860,561
Series 2008-4, Class A1, 4.65% (1 mo. Term SOFR + 0.49%), 01/25/2037	7,717,635	2,133,782
Lehman XS Trust
Series 2005-10, Class 1A1, 4.79% (1 mo. Term SOFR + 0.63%), 01/25/2036	924,795	788,068
Series 2005-3, Class 1M1, 5.02% (1 mo. Term SOFR + 0.86%), 09/25/2035	4,286,777	4,201,282
Series 2005-7N, Class 1A1B, 4.87% (1 mo. Term SOFR + 0.71%), 12/25/2035	187,270	151,254

The accompanying notes are an integral part of these financial statements.

20

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-8, Class 2A4A, 6.19%, 12/25/2035(b)	$31,996	$35,361
Series 2006-10N, Class 1A4A, 4.87% (1 mo. Term SOFR + 0.71%), 07/25/2046	483,579	359,006
Series 2006-10N, Class 2A1, 4.51% (1 mo. Term SOFR + 0.35%), 05/25/2046	162,409	163,219
Series 2006-12N, Class A31A, 4.67% (1 mo. Term SOFR + 0.51%), 08/25/2046	51,925	54,298
Series 2006-GP2, Class 1A5A, 4.69% (1 mo. Term SOFR + 0.53%), 06/25/2046	45,609	44,097
Series 2007-10H, Class 2A2, 7.50%, 07/25/2037	331,384	309,568
Series 2007-15N, Class 2A1, 4.77% (1 mo. Term SOFR + 0.61%), 08/25/2037	23,493	23,050
Series 2007-16N, Class 2A2, 5.97% (1 mo. Term SOFR + 1.81%), 09/25/2047	6,534,050	5,957,678
Series 2007-3, Class 1BA1, 4.59% (1 mo. Term SOFR + 0.43%), 03/25/2037	295,252	279,484
Series 2007-3, Class 1BA2, 4.94% (6 mo. Term SOFR + 0.93%), 03/25/2037	258,374	259,267
Series 2007-6, Class 1A1, 5.69% (6 mo. Term SOFR + 1.68%), 05/25/2037	475,400	388,651
Series 2007-7N, Class 1A2, 4.75% (1 mo. Term SOFR + 0.59%), 06/25/2047	848,522	799,106
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 4.71% (1 mo. Term SOFR + 0.55%), 06/25/2034	1,822,954	1,801,157
Series 2004-4, Class M1, 5.17% (1 mo. Term SOFR + 1.01%), 10/25/2034	21,698	21,067
Series 2006-A, Class A1, 4.45% (1 mo. Term SOFR + 0.29%), 05/25/2036	972,802	16,497
Luminent Mortgage Trust
Series 2006-3, Class 12A1, 4.69% (1 mo. Term SOFR + 0.53%), 05/25/2036	82,107	72,591
Series 2006-7, Class 2A1, 4.61% (1 mo. Term SOFR + 0.45%), 12/25/2036	2,775,814	2,435,685
Master Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/2037(a)(c)(e)	394,047	261,549
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A7, 5.58%, 11/21/2034(c)	188,476	180,913
Series 2004-4, Class 2A3, 6.80%, 05/25/2034(c)	174,415	166,668
Series 2004-6, Class 4A6, 5.97%, 07/25/2034(c)	71,871	71,577
Series 2005-6, Class 5A1, 3.42%, 07/25/2035(c)	165,339	147,753
Series 2005-6, Class 7A1, 6.78%, 06/25/2035(c)	7,545	6,975
Series 2006-2, Class 2A1, 6.95%, 04/25/2036(c)	57,792	26,614
Series 2007-3, Class 22A5, 4.95% (1 mo. Term SOFR + 0.79%), 05/25/2047	3,372,345	2,807,814
MASTR Adjustable RateMortgages Trust
Series 2005-7, Class 3A1, 3.54%, 09/25/2035(c)	355,408	212,710
Series 2006-OA1, Class 1A1, 4.48% (1 mo. Term SOFR + 0.32%), 04/25/2046	209,419	193,730
MASTR Alternative Loans Trust
Series 2003-6, Class B1, 5.72%, 09/25/2033(c)	315,730	285,886
Series 2004-13, Class 10A3, 5.75%, 01/25/2035	1,804,374	1,537,777
Series 2004-4, Class 1A1, 5.50%, 05/25/2034	18,158	17,929
Series 2005-4, Class 5A1, 6.00%, 05/25/2035	539,589	477,629
Series 2005-5, Class 3A1, 5.75%, 08/25/2035	3,596,788	1,588,997
Series 2005-6, Class 2A1, 4.72% (1 mo. Term SOFR + 0.56%), 12/25/2035	3,483,528	566,631
Series 2006-1, Class A2, 4.97% (1 mo. Term SOFR + 0.81%), 02/25/2036	1,881,906	587,562
Series 2006-2, Class 2A1, 4.67% (1 mo. Term SOFR + 0.51%), 03/25/2036	239,522	21,287
Series 2006-3, Class 2A2, 6.75%, 07/25/2036	1,065,125	353,693
Series 2007-1, Class 2A15, 4.64% (1 mo. Term SOFR + 0.48%), 10/25/2036	2,576,637	524,728
Series 2007-1, Class 2A7, 6.00%, 10/25/2036	979,524	264,013
Series 2007-HF1, Class 1A1, 3.97%, 10/25/2047(c)	590,290	497,926

The accompanying notes are an integral part of these financial statements.

21

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Mastr Asset Backed Securities Trust
Series 2006-AM2, Class A3, 4.61% (1 mo. Term SOFR + 0.45%), 06/25/2036	$489,085	$454,387
Series 2006-FRE2, Class A5, 4.75% (1 mo. Term SOFR + 0.59%), 03/25/2036	217,778	130,337
MASTR Asset Securitization Trust
Series 2004-3, Class 4A10, 5.50%, 03/25/2034	424,009	363,322
Series 2004-4, Class 1A7, 5.25%, 12/26/2033	169,730	166,608
Series 2006-2, Class 1A14, 6.00%, 06/25/2036	547,063	294,604
Mastr Seasoned Securities Trust, Series 2005-1, Class 4A1, 6.37%, 10/25/2032(c)	201,034	194,866
Mastr Specialized Loan Trust, Series 2005-2, Class M4, 3.22% (1 mo. Term SOFR + 2.38%), 07/25/2035(a)	901,537	962,801
Mellon Residential Funding Corp.
Series 1999-TBC3, Class A2, 5.14%, 10/20/2029(c)	298,660	292,104
Series 2000-TBC2, Class A1, 4.74% (1 mo. Term SOFR + 0.59%), 06/15/2030	124,245	121,600
Series 2000-TBC3, Class A1, 4.70% (1 mo. Term SOFR + 0.55%), 12/15/2030	81,678	79,628
Meritage Mortgage Loan Trust, Series 2004-1, Class M1, 5.02% (1 mo. Term SOFR + 0.86%), 07/25/2034(e)	265,393	227,044
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2C, 4.73% (1 mo. Term SOFR + 0.57%), 01/25/2037	3,596,009	1,076,203
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 1A, 5.97% (1 mo. Term SOFR + 1.81%), 10/25/2037	2,672,632	1,633,898
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 6.25% (1 yr. CMT Rate + 2.40%), 08/25/2036	439,819	377,577
Series 2007-3, Class 2A1, 4.63%, 06/25/2037(c)	869,410	499,858
Merrill Lynch Mortgage Investors, Inc.
Series 2003-HE1, Class M1, 5.32% (1 mo. Term SOFR + 1.16%), 07/25/2034	44,444	44,196
Series 2005-A10, Class A, 4.69% (1 mo. Term SOFR + 0.53%), 02/25/2036	2,017,433	1,983,525
Series 2005-A5, Class A3, 4.68%, 06/25/2035(c)	302,451	293,160
Series 2005-A9, Class 2A1E, 5.89%, 12/25/2035(c)	203,573	196,396
Series 2006-AR1, Class A1, 4.60% (1 mo. Term SOFR + 0.44%), 03/25/2037(a)	469,008	152,884
Series 2006-RM2, Class A1A, 4.64% (1 mo. Term SOFR + 0.48%), 05/25/2037	7,397,500	2,045,687
Series 2006-RM3, Class A1B, 4.65% (1 mo. Term SOFR + 0.49%), 06/25/2037	5,939,596	170,899
MFRA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(a)(c)	220,061	198,088
MLCC Mortgage Investors, Inc.
Series 2003-A, Class 2A1, 5.05% (1 mo. Term SOFR + 0.89%), 03/25/2028	14,630	12,915
Series 2003-C, Class A1, 4.93% (1 mo. Term SOFR + 0.77%), 06/25/2028	245,291	228,181
Series 2003-D, Class A, 4.89% (1 mo. Term SOFR + 0.73%), 08/25/2028	232,224	217,443
Series 2003-F, Class A3, 6.36%, 10/25/2028(c)	91,871	90,796
Series 2003-H, Class A1, 4.91% (1 mo. Term SOFR + 0.75%), 01/25/2029	287,873	251,343
Series 2004-A, Class B1, 5.02% (1 mo. Term SOFR + 0.86%), 04/25/2029	61,392	37,263
Series 2004-G, Class A1, 4.83% (1 mo. Term SOFR + 0.67%), 01/25/2030	25,221	23,862
Series 2005-3, Class 2A, 5.43%, 11/25/2035(c)	9,304	9,065
Series 2006-1, Class 2A1, 5.60%, 02/25/2036(c)	285,898	281,112
Series 2006-2, Class 2A, 5.97%, 05/25/2036(c)	30,914	30,295
Series 2006-3, Class 2A1, 6.02%, 10/25/2036(c)	595,587	501,813
Morgan Stanley ABS Capital I, Inc.
Series 2003-NC8, Class B1, 9.67% (1 mo. Term SOFR + 5.51%), 09/25/2033	97,219	101,804
Series 2004-HE6, Class M2, 5.17% (1 mo. Term SOFR + 1.01%), 08/25/2034	121,706	120,590

The accompanying notes are an integral part of these financial statements.

22

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-HE6, Class M3, 5.25% (1 mo. Term SOFR + 1.09%), 08/25/2034	$58,944	$56,630
Series 2004-NC5, Class M1, 5.17% (1 mo. Term SOFR + 1.01%), 05/25/2034	912,499	882,560
Series 2005-HE1, Class M2, 4.98% (1 mo. Term SOFR + 0.82%), 12/25/2034	226,165	222,693
Series 2006-HE6, Class A2FP, 4.39% (1 mo. Term SOFR + 0.23%), 09/25/2036	154,366	52,793
Series 2007-HE7, Class A2C, 5.52% (1 mo. Term SOFR + 1.36%), 07/25/2037	2,105,000	1,848,047
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A, 4.96%, 07/25/2034(c)	133,455	123,791
Series 2005-10, Class 1A1, 4.97% (1 mo. Term SOFR + 0.81%), 12/25/2035	359,051	210,937
Series 2005-10, Class 1A5, 5.75%, 12/25/2035	24,937	16,088
Series 2005-4, Class 4A, 4.54%, 08/25/2035(c)	34,444	15,379
Series 2005-6AR, Class 3A2, 5.24%, 11/25/2035(c)	521,979	452,721
Series 2005-7, Class 7A6, 5.50%, 11/25/2035	108,290	99,089
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	458,630	183,913
Series 2006-16AX, Class 1A, 4.61% (1 mo. Term SOFR + 0.45%), 11/25/2036	2,781,933	433,361
Series 2006-16AX, Class 2A2, 4.61% (1 mo. Term SOFR + 0.45%), 11/25/2036	4,736,501	1,300,815
Series 2006-17XS, Class A6, 6.08%, 10/25/2046(b)	2,091,262	480,648
Series 2006-2, Class 6A, 6.50%, 02/25/2036	347,974	139,333
Series 2006-3AR, Class 2A3, 4.65%, 03/25/2036(c)	603,697	332,591
Series 2006-7, Class 4A2, 5.02% (1 mo. Term SOFR + 0.86%), 06/25/2036	3,001,350	1,057,105
Series 2006-7, Class 5A2, 5.96%, 06/25/2036(c)	37,320	9,393
Series 2006-8AR, Class 3A, 4.26%, 06/25/2036(c)	519,900	373,389
Series 2006-8AR, Class 3B1, 6.13%, 06/25/2036(c)	13,304	9,345
Series 2006-8AR, Class 4A2, 6.50%, 06/25/2036(c)	9,541	8,531
Series 2007-10XS, Class A19, 6.00%, 02/25/2037(c)	549,283	182,519
Series 2007-14AR, Class 3A3, 4.40%, 10/25/2037(c)	314,431	298,091
Series 2007-15AR, Class 1A1, 3.93%, 11/25/2037(c)	1,380,805	1,146,912
Series 2007-1XS, Class 2A4A, 6.58%, 09/25/2046(b)	5,436,131	1,388,534
Series 2007-2AX, Class 2A1, 4.45% (1 mo. Term SOFR + 0.29%), 12/25/2036	866,817	293,620
Series 2007-6XS, Class 2A5S, 6.50%, 02/25/2047(b)	1,635,116	543,653
Series 2007-7AX, Class 1A, 4.71% (1 mo. Term SOFR + 0.55%), 04/25/2037	1,983,219	461,236
Series 2007-7AX, Class 2A1, 4.51% (1 mo. Term SOFR + 0.35%), 04/25/2037	9,927,792	2,583,833
Series 2007-7AX, Class 2A3, 4.99% (1 mo. Term SOFR + 0.83%), 04/25/2037	195,622	50,904
Series 2007-7AX, Class 2A4, 4.91% (1 mo. Term SOFR + 0.75%), 04/25/2037	10,923,871	446,326
Series 2007-7AX, Class 2A6, 4.91% (1 mo. Term SOFR + 0.75%), 04/25/2037	2,743,559	112,096
Series 2007-8XS, Class A1, 5.75%, 04/25/2037(c)	1,753,641	842,345
Morgan Stanley Reremic Trust
Series 2010-R5, Class 3B, 7.31%, 03/26/2037(a)(b)	232,844	243,981
Series 2013-R3, Class 6B2, 4.16%, 12/26/2036(a)(c)	301,440	264,847
Series 2015-R2, Class 1B, 4.07% (MTA + 0.71%), 12/27/2046(a)	800,736	725,786
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class B15, 4.73% (1 mo. Term SOFR + 0.45%), 04/16/2036(a)	4,622,633	3,393,097
MortgageIT Trust
Series 2005-3, Class A1, 4.87% (1 mo. Term SOFR + 0.71%), 08/25/2035	59,839	59,730
Series 2006-1, Class 1A1, 4.73% (1 mo. Term SOFR + 0.57%), 04/25/2036	252,701	241,440

The accompanying notes are an integral part of these financial statements.

23

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
New Century Alternative Mortgage Loan Trust, Series 2006-ALT2, Class AF3, 4.50%, 10/25/2036(c)	$1,504,532	$268,347
New Century Home Equity Loan Trust
Series 2002-1, Class M2, 6.37% (1 mo. Term SOFR + 2.21%), 03/25/2032	67,167	67,236
Series 2003-A, Class A, 3.28% (1 mo. Term SOFR + 0.83%), 10/25/2033(a)	374,618	380,384
Series 2004-4, Class M2, 5.07% (1 mo. Term SOFR + 0.91%), 02/25/2035	2,538	4,309
Series 2005-3, Class M5, 5.28% (1 mo. Term SOFR + 0.78%), 07/25/2035	186,801	186,140
Series 2005-A, Class A6, 4.59%, 08/25/2035(b)	50,517	48,910
Series 2006-S1, Class A1, 4.61% (1 mo. Term SOFR + 0.45%), 03/25/2036	10,285,166	221,642
New York Mortgage Trust, Series 2006-1, Class 2A2, 4.81%, 05/25/2036(c)	25,236	20,562
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056(a)(c)	2,119,061	1,869,954
Nomura Asset Acceptance Corp.
Series 2006-AF2, Class 2A, 4.09%, 08/25/2036(c)	627,433	605,618
Series 2006-AR4, Class A1A, 4.61% (1 mo. Term SOFR + 0.45%), 12/25/2036	169,905	155,198
Series 2007-1, Class 1A1A, 6.50%, 03/25/2047(b)	741,157	684,171
Series 2007-1, Class 1A3, 6.46%, 03/25/2047(b)	230,706	218,065
Series 2007-2, Class A1B, 6.02%, 06/25/2037(c)	956,915	848,295
Nomura Home Equity Loan Inc, Series 2006-AF1, Class A1, 6.53%, 10/25/2036(b)	1,402,029	240,459
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10, 4.62%, 12/26/2035(a)(c)	2,512,500	759,689
Series 2014-1R, Class 1A13, 1.58% (1 mo. Term SOFR + 0.27%), 10/26/2036(a)(e)	1,364,397	1,109,937
Series 2015-10R, Class 1A2, 0.00%, 12/25/2036(a)(c)(i)	1,341,040	1,097,021
Novastar Home Equity Loan
Series 2003-1, Class A2, 5.05% (1 mo. Term SOFR + 0.89%), 05/25/2033	28,587	28,200
Series 2006-3, Class A2C, 4.59% (1 mo. Term SOFR + 0.43%), 10/25/2036	4,159,730	1,909,432
Series 2006-5, Class A2B, 4.51% (1 mo. Term SOFR + 0.35%), 11/25/2036	922,570	282,955
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1, 7.45%, 05/15/2027	20,462	19,689
Series 1999-C, Class A2, 7.48%, 08/15/2027	921,548	687,471
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 1A3, 3.00%, 02/25/2060(a)(c)	1,168,014	1,009,887
Series 2020-EXP2, Class A9, 3.00%, 05/25/2060(a)(c)	215,515	186,830
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 1A1, 5.87%, 01/25/2037(b)	1,704,786	1,465,995
Origen Manufactured Housing, Series 2002-A, Class M2, 8.85%, 05/15/2032(c)	174,449	177,724
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6, Class A2C, 4.59% (1 mo. Term SOFR + 0.43%), 09/25/2037	1,289,835	571,567
PHH Alternative Mortgage Trust
Series 2007-2, Class 1A4, 4.87% (1 mo. Term SOFR + 0.71%), 05/25/2037	666,172	597,135
Series 2007-2, Class 2A2, 6.00%, 05/25/2037	1,622,766	1,422,665
Series 2007-2, Class 3A1, 6.00%, 05/25/2037	201,885	187,981
PHH Mortgage Capital LLC, Series 2007-3, Class A3, 4.43%, 06/18/2037(c)	6,806	6,734
Popular ABS, Inc.
Series 2002-5, Class M1, 5.80%, 11/25/2032(b)	395,247	413,544
Series 2004-3, Class M2, 3.76%, 07/25/2034(b)	667,699	575,035

The accompanying notes are an integral part of these financial statements.

24

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Prime Mortgage Trust
Series 2005-4, Class 1A2, 5.00%, 10/25/2026	$107,700	$105,142
Series 2005-4, Class 2A9, 5.50%, 10/25/2035	74,596	67,931
Series 2006-1, Class 3A1, 4.62% (1 mo. Term SOFR + 0.46%), 06/25/2036	1,167,905	844,585
Series 2006-1, Class 3A2, 2.88% (-1 x 1 mo. Term SOFR + 7.04%), 06/25/2036(d)(f)	1,167,905	167,771
Series 2006-2, Class 1A21, 4.60% (1 mo. Term SOFR + 0.44%), 11/25/2036	1,806,774	1,656,758
Series 2006-DR1, Class 2A1, Pool DR12A1, 5.50%, 05/25/2035(a)	2,859,166	2,687,338
Series 2006-DR1, Class 2A2, 6.00%, 05/25/2035(a)	3,918,513	3,351,422
Series 2007-1, Class A2, 6.00%, 03/25/2037	1,913,744	1,727,150
RAAC Series
Series 2005-SP1, Class 1A1, 5.00%, 09/25/2034	88,533	87,901
Series 2005-SP2, Class 2A, 4.87% (1 mo. Term SOFR + 0.71%), 06/25/2044	585,842	538,648
RALI Trust
Series 2005-QA7, Class A1, 4.65%, 07/25/2035(c)	1,790,232	1,284,571
Series 2005-QA8, Class CB21, 5.19%, 07/25/2035(c)	380,239	192,152
Series 2005-QA9, Class CB11, 4.63%, 08/25/2035(c)	89,778	80,192
Series 2005-QO1, Class A1, 4.57% (1 mo. Term SOFR + 0.41%), 08/25/2035	1,557,489	1,081,105
Series 2005-QS10, Class 3A1, 4.77% (1 mo. Term SOFR + 0.61%), 08/25/2035	259,818	177,458
Series 2005-QS10, Class 3A3, 5.50%, 08/25/2035	1,231,862	900,410
Series 2005-QS11, Class A3, 0.73% (-1 x 1 mo. Term SOFR + 4.89%), 07/25/2035(d)(f)	361,438	21,611
Series 2005-QS12, Class A8, 4.62% (1 mo. Term SOFR + 0.46%), 08/25/2035	2,672,948	2,148,188
Series 2005-QS13, Class 2A3, 5.75%, 09/25/2035	1,677,722	1,435,896
Series 2005-QS14, Class 2A1, 6.00%, 09/25/2035	3,342,856	996,504
Series 2005-QS14, Class 3A1, 6.00%, 09/25/2035	724,052	637,882
Series 2005-QS14, Class 3A3, 6.00%, 09/25/2035	1,682,558	1,482,314
Series 2005-QS16, Class A1, 4.97% (1 mo. Term SOFR + 0.81%), 11/25/2035	817,731	675,539
Series 2005-QS7, Class A1, 5.50%, 06/25/2035	1,266,974	1,063,263
Series 2006-QA3, Class A2, 4.87% (1 mo. Term SOFR + 0.71%), 04/25/2036	1,703,031	1,516,465
Series 2006-QA5, Class 1A1, 4.63% (1 mo. Term SOFR + 0.47%), 07/25/2036	4,411,735	1,408,209
Series 2006-QA5, Class 1A3, 4.71% (1 mo. Term SOFR + 0.55%), 07/25/2036	25,467	8,189
Series 2006-QA6, Class A1, 4.65% (1 mo. Term SOFR + 0.49%), 07/25/2036	230,373	210,666
Series 2006-QA9, Class A1, 4.63% (1 mo. Term SOFR + 0.47%), 11/25/2036	46,990	24,401
Series 2006-QO10, Class A1, 4.59% (1 mo. Term SOFR + 0.43%), 01/25/2037	3,146,879	2,837,295
Series 2006-QO2, Class A1, 4.71% (1 mo. Term SOFR + 0.55%), 02/25/2046	7,163,433	1,168,019
Series 2006-QO4, Class 2A1, 4.65% (1 mo. Term SOFR + 0.49%), 04/25/2046	1,080,161	1,015,253
Series 2006-QO7, Class 3A2, 4.68% (1 mo. Term SOFR + 0.52%), 09/25/2046	388,471	382,981
Series 2006-QS12, Class 2A15, 4.77% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,137,769	836,701
Series 2006-QS12, Class 2A18, 5.75%, 09/25/2036	225,997	180,282
Series 2006-QS13, Class 1A10, 6.00%, 09/25/2036	461,023	369,295
Series 2006-QS15, Class A3, 6.50%, 10/25/2036	99,138	86,518
Series 2006-QS16, Class A9, 6.00%, 11/25/2036	85,173	67,834
Series 2006-QS17, Class A2, 2.38% (-1 x 1 mo. Term SOFR + 6.54%), 12/25/2036(d)(f)	1,412,826	169,560
Series 2006-QS18, Class 2A1, 4.72% (1 mo. Term SOFR + 0.56%), 12/25/2036	15,547,668	11,380,307
Series 2006-QS2, Class 1A10, 4.77% (1 mo. Term SOFR + 0.61%), 02/25/2036	2,661,775	2,061,971

The accompanying notes are an integral part of these financial statements.

25

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-QS2, Class 1A14, 4.97% (1 mo. Term SOFR + 0.81%), 02/25/2036	$461,502	$362,167
Series 2006-QS2, Class 1A17, 4.75% (1 mo. Term SOFR + 0.59%), 02/25/2036	3,499,724	2,707,567
Series 2006-QS2, Class 1A2, 4.77% (1 mo. Term SOFR + 0.61%), 02/25/2036	1,331,271	1,031,283
Series 2006-QS2, Class 1A7, 6.00%, 02/25/2036(d)	208,105	35,254
Series 2006-QS3, Class 2AP, 0.00%, 03/25/2036(h)	456,168	233,016
Series 2006-QS4, Class A12, 4.77% (1 mo. Term SOFR + 0.61%), 04/25/2036	1,763,753	1,308,380
Series 2006-QS4, Class A2, 6.00%, 04/25/2036	382,036	311,806
Series 2006-QS4, Class A8, 8.00% (-790 x 1 mo. Term SOFR + 5,052.56%), 04/25/2036(f)	112,513	95,106
Series 2006-QS6, Class 1A1, 6.00%, 06/25/2036	400,167	327,251
Series 2006-QS6, Class 1A11, 4.97% (1 mo. Term SOFR + 0.81%), 06/25/2036	1,207,370	924,832
Series 2006-QS6, Class 1A13, 6.00%, 06/25/2036	477,356	390,395
Series 2006-QS6, Class 1A15, 6.00%, 06/25/2036	347,880	284,506
Series 2006-QS6, Class 1A5, 5.75%, 06/25/2036	190,032	153,062
Series 2006-QS6, Class 1A9, 4.87% (1 mo. Term SOFR + 0.71%), 06/25/2036	1,928,549	1,467,369
Series 2006-QS7, Class A1, 6.00%, 06/25/2036	53,774	43,060
Series 2006-QS8, Class A4, 4.72% (1 mo. Term SOFR + 0.56%), 08/25/2036	1,233,725	958,989
Series 2006-QS9, Class 1A1, 4.67% (1 mo. Term SOFR + 0.51%), 07/25/2036	329,771	237,998
Series 2006-QS9, Class 1A4, 6.00%, 07/25/2036	190,017	152,824
Series 2006-QS9, Class 1A8, 4.92% (1 mo. Term SOFR + 0.76%), 07/25/2036	675,980	496,005
Series 2007-QH8, Class A, 5.14%, 10/25/2037(c)	929,414	742,207
Series 2007-QH9, Class A1, 4.17%, 11/25/2037(c)	315,050	262,742
Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	229,210	182,898
Series 2007-QS1, Class 1A2, 1.18% (-1 x 1 mo. Term SOFR + 5.34%), 01/25/2037(d)(f)	1,369,582	110,183
Series 2007-QS1, Class 1A5, 4.82% (1 mo. Term SOFR + 0.66%), 01/25/2037	2,767,863	2,050,660
Series 2007-QS1, Class 2A10, 6.00%, 01/25/2037	1,245,351	951,636
Series 2007-QS1, Class 2A2, 4.63% (1 mo. Term SOFR + 0.47%), 01/25/2037	518,220	350,772
Series 2007-QS1, Class 2A9, 2.43% (-1 x 1 mo. Term SOFR + 6.59%), 01/25/2037(d)(f)	1,199,053	166,151
Series 2007-QS1, Class 2AP, 0.00%, 01/25/2037(h)	719,257	300,144
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	14,411	12,024
Series 2007-QS2, Class A3, 6.00%, 01/25/2037	292,429	232,707
Series 2007-QS3, Class A3, 6.25%, 02/25/2037	1,128,070	937,928
Series 2007-QS5, Class A1, 5.50%, 03/25/2037	780,015	643,629
Series 2007-QS7, Class 1A5, 4.67% (1 mo. Term SOFR + 0.51%), 05/25/2037	1,154,352	878,054
Series 2007-QS7, Class 1A7, 4.82% (1 mo. Term SOFR + 0.66%), 05/25/2037	459,704	353,342
Series 2007-QS7, Class 2A1, 6.75%, 06/25/2037	762,848	278,301
Series 2007-QS8, Class A1, 4.67% (1 mo. Term SOFR + 0.51%), 06/25/2037	6,558,068	4,776,083
Series 2007-QS8, Class A3, 4.87% (1 mo. Term SOFR + 0.71%), 06/25/2037	233,875	172,836
Series 2007-QS9, Class A33, 6.50%, 07/25/2037	2,752,533	2,270,210
RAMP Trust, Series 2003-RS9, Class MII2, 5.00% (1 mo. Term SOFR + 1.91%), 10/25/2033	405,915	392,965
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.50%, 11/25/2035(a)(c)	417,631	348,982
Series 2008-B, Class A1, 6.00%, 06/25/2037(a)	152,659	134,041

The accompanying notes are an integral part of these financial statements.

26

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
RBSSP Resecuritization Trust
Series 2009-12, Class 9A2, 4.61%, 03/25/2036(a)(c)	$299,401	$200,017
Series 2009-5, Class 13A3, 4.89% (1 mo. Term SOFR + 0.61%), 08/26/2037(a)	2,425,470	1,029,492
Series 2009-5, Class 4A3, 4.94% (1 mo. Term SOFR + 0.61%), 10/26/2036(a)	5,601,618	1,400,141
Series 2009-6, Class 9A3, 4.89% (1 mo. Term SOFR + 0.56%), 11/26/2036(a)	2,141,220	468,988
Series 2009-7, Class 15A3, 4.84% (1 mo. Term SOFR + 0.51%), 01/26/2046(a)(e)	4,385,363	1,162,121
Series 2010-2, Class 3A2, 4.16%, 12/26/2036(a)(c)	213,774	204,382
Series 2010-9, Class 7A6, 6.00%, 05/26/2037(a)(c)	1,006,105	408,001
Series 2013-4, Class 1A2, 5.95% (1 mo. Term SOFR + 1.61%), 12/26/2037(a)	719,673	612,730
RCKT Mortgage Trust, Series 2020-1, Class A13, 3.00%, 02/25/2050(a)(c)	565,353	490,192
Renaissance Home Equity Loan Trust
Series 2003-2, Class A, 3.43% (1 mo. Term SOFR + 0.99%), 08/25/2033	1,725,392	1,575,070
Series 2003-2, Class M1, 3.43% (1 mo. Term SOFR + 1.35%), 08/25/2033	222,540	201,611
Series 2003-4, Class A3, 5.51% (1 mo. Term SOFR + 1.35%), 03/25/2034	169,959	155,317
Series 2004-1, Class M4, 6.97% (1 mo. Term SOFR + 2.81%), 05/25/2034	239,243	180,399
Series 2004-2, Class M1, 6.41%, 07/25/2034(b)	323,524	289,420
RESI Finance LP, Series 2003-D, Class B3, 5.61% (1 mo. Term SOFR + 1.41%), 12/10/2035(a)(e)	19,535	8,322
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034	74,622	72,292
Series 2004-A4, Class A13, 4.82% (1 mo. Term SOFR + 0.66%), 08/25/2034	450,292	404,831
Series 2005-A10, Class A4, 5.50%, 09/25/2035	323,653	138,616
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	6,581,281	2,232,714
Series 2005-A12, Class A6, 4.77% (1 mo. Term SOFR + 0.61%), 11/25/2035	903,273	431,589
Series 2005-A15, Class 2A12, 6.00%, 02/25/2036	739,171	270,670
Series 2005-A15, Class 4A1, 6.00%, 02/25/2036	2,294,101	610,739
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	732,534	240,131
Series 2005-A8CB, Class A1, 4.77% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,159,067	526,114
Series 2005-A8CB, Class A13, 4.77% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,173,175	535,051
Series 2005-A9, Class A4, 5.50%, 07/25/2035	104,672	33,704
Series 2006-A10, Class A4, 6.50%, 09/25/2036	570,914	168,389
Series 2006-A10, Class A5, 6.50%, 09/25/2036	986,883	291,078
Series 2006-A10, Class A7, 6.50%, 09/25/2036	8,128,702	2,397,531
Series 2006-A14C, Class 2A4, 6.00%, 12/25/2036	4,023,251	1,084,912
Series 2006-A14C, Class 2A6, 4.72% (1 mo. Term SOFR + 0.56%), 12/25/2036	5,627,520	1,106,937
Series 2006-A15, Class A13, 6.25%, 01/25/2037	3,198,400	1,034,629
Series 2006-A2, Class A11, 6.00%, 01/25/2046	1,717,154	616,009
Series 2006-A2, Class A7, 6.00%, 01/25/2046	937,721	335,891
Series 2006-A6, Class 1A13, 6.00%, 07/25/2036	3,662,081	848,763
Series 2006-A7CB, Class 2A5, 4.52% (1 mo. Term SOFR + 0.36%), 07/25/2036	428,536	68,408
Series 2006-A8, Class 1A5, 6.25%, 08/25/2036	15,355	10,505
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036	2,583,958	738,292
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036	906,035	230,110
Series 2006-A8, Class 3A8, 5.02% (1 mo. Term SOFR + 0.86%), 08/25/2036	507,862	163,849
Series 2007-A1, Class A4, 0.88% (-1 x 1 mo. Term SOFR + 5.04%), 03/25/2037(d)(f)	6,143,540	420,722

The accompanying notes are an integral part of these financial statements.

27

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-A1, Class A6, 2.78% (-1 x 1 mo. Term SOFR + 6.94%), 03/25/2037(d)(f)	$2,892,151	$465,242
Series 2007-A1, Class A8, 6.00%, 03/25/2037	303,947	92,264
Series 2007-A2, Class 1A6, 6.00%, 04/25/2037	1,595,952	792,059
Series 2007-A3, Class 1A1, 4.72% (1 mo. Term SOFR + 0.56%), 04/25/2037	1,937,626	663,791
Series 2007-A3, Class 2A1, 4.58% (1 mo. Term SOFR + 0.42%), 04/25/2037	15,909,649	3,022,536
Series 2007-A5, Class 1A3, 4.65% (1 mo. Term SOFR + 0.49%), 05/25/2037	23,479,844	2,764,785
Series 2007-A6, Class 1A4, 6.00%, 06/25/2037	1,446,375	715,981
Series 2007-A7, Class A6, 6.00%, 07/25/2037	362,153	130,935
Series 2007-A8, Class 1A2, 6.00%, 08/25/2037	210,925	97,871
Series 2007-A8, Class 2A1, 6.25%, 08/25/2037	13,349,822	3,085,916
Resmae Mortgage Loan Trust
Series 2006-1, Class A2B, 4.57% (1 mo. Term SOFR + 0.41%), 02/25/2036(a)	2,852,168	970,413
Series 2006-1, Class A2C, 4.67% (1 mo. Term SOFR + 0.51%), 02/25/2036(a)	5,612,555	1,909,493
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.91%, 06/25/2035(c)	399,960	380,468
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,759,490	1,429,235
Series 2006-S12, Class 3A7, 5.75%, 12/25/2036	99,782	85,157
Series 2006-S7, Class A9, 6.50%, 08/25/2036	260,767	222,228
Series 2006-S8, Class A13, 4.62% (1 mo. Term SOFR + 0.46%), 09/25/2036	844,646	586,922
Series 2007-S3, Class 1A5, 5.50%, 03/25/2037	283,412	197,557
Series 2007-S6, Class 1A16, 6.00%, 06/25/2037	17,556	13,992
Series 2007-S6, Class 2A4, 6.00%, 06/25/2037	1,113,245	864,873
Series 2007-SA1, Class 2A2, 4.90%, 02/25/2037(c)	120,042	78,326
Series 2007-SA3, Class 2A1, 5.11%, 07/27/2037(c)	1,180,686	856,810
Rithm Capital Corp., Series 2021-INV2, Class A7, 2.50%, 09/25/2051(a)(c)	88,586	79,740
Sail Net Interest Margin Notes, Series 2003-BC8, Class M1, 5.32% (1 mo. Term SOFR + 1.16%), 08/25/2033	75,124	70,705
Saxon Asset Securities Trust, Series 2004-1, Class A, 4.58% (1 mo. Term SOFR + 0.65%), 03/25/2035	2,011,530	1,784,625
Securitized Asset Backed Receivables LLC
Series 2004-OP2, Class M2, 5.85% (1 mo. Term SOFR + 1.69%), 08/25/2034	461,158	452,611
Series 2005-EC1, Class M3, 5.28% (1 mo. Term SOFR + 1.12%), 01/25/2035	217,384	266,216
Series 2006-HE1, Class A2B, 4.45% (1 mo. Term SOFR + 0.29%), 07/25/2036	669,952	219,434
Security National Mortgage Loan Trust, Series 2006-3A, Class A3, 6.33%, 01/25/2037(a)(c)	290,522	110,620
Sequoia Mortgage Trust
Series 10, Class 1A, 5.05% (1 mo. Term SOFR + 0.91%), 10/20/2027	27,874	27,063
Series 2003-3, Class A1, 4.91% (1 mo. Term SOFR + 0.77%), 07/20/2033	103,491	96,489
Series 2003-4, Class 2A1, 4.95% (1 mo. Term SOFR + 0.81%), 07/20/2033	3,415	3,407
Series 2004-6, Class A2, 4.81% (1 mo. Term SOFR + 0.67%), 07/20/2034	10,229	10,197
Series 2007-3, Class 2BA1, 4.25%, 07/20/2037(c)	92	73
Series 2013-5, Class A1, 2.50%, 05/25/2043(a)(c)	187,151	164,279
Series 2013-9, Class AP, 0.00%, 07/25/2043(a)(h)	354,760	252,915
Series 2019-4, Class A1, 3.50%, 11/25/2049(a)(c)	39,843	36,252
Series 9, Class 1A, 4.95% (1 mo. Term SOFR + 0.81%), 09/20/2032	58,478	57,499

The accompanying notes are an integral part of these financial statements.

28

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(c)	$16,599	$15,463
Series 2020-2, Class A2, 1.59%, 05/25/2065(a)(c)	65,178	60,773
Soundview Home Equity Loan Trust
Series 2001-2, Class AF, 6.50%, 03/25/2030(b)	107,629	103,824
Series 2006-3, Class A4, 4.77% (1 mo. Term SOFR + 0.61%), 11/25/2036	2,408,744	2,286,696
Series 2006-OPT3, Class 2A4, 4.77% (1 mo. Term SOFR + 0.61%), 06/25/2036	42,534	42,184
Series 2006-OPT5, Class 2A4, 4.75% (1 mo. Term SOFR + 0.59%), 07/25/2036	3,513,981	3,240,931
Series 2007-OPT2, Class 2A3, 4.45% (1 mo. Term SOFR + 0.29%), 07/25/2037	4,737,825	4,290,922
Series 2007-OPT4, Class 2A3, 5.37% (1 mo. Term SOFR + 1.21%), 09/25/2037	308,042	259,505
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 4.57% (1 mo. Term SOFR + 0.41%), 06/25/2037	78,644	46,527
Series 2006-BC4, Class A2B, 4.49% (1 mo. Term SOFR + 0.33%), 09/25/2037	1,655,168	563,879
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-14, Class 1A, 5.36%, 10/25/2034(c)	103,274	98,693
Series 2004-17, Class A1, 4.19%, 11/25/2034(c)	127,261	113,185
Series 2004-2, Class 4A1, 5.28%, 03/25/2034(c)	126,135	122,343
Series 2004-7, Class A4, 5.07% (1 mo. Term SOFR + 0.91%), 06/25/2034	419,410	405,773
Series 2005-12, Class 2A1, 5.65%, 06/25/2035(c)	195,964	144,483
Series 2005-18, Class 1A1, 4.32%, 09/25/2035(c)	563,953	345,704
Series 2005-20, Class 1A1, 6.03%, 10/25/2035(c)	472,424	437,675
Series 2005-21, Class 1A, 4.58%, 11/25/2035(c)	337,075	217,118
Series 2005-8XS, Class M1, 4.92% (1 mo. Term SOFR + 0.76%), 04/25/2035	430,366	439,220
Series 2006-10, Class 2A1, 5.09%, 11/25/2036(c)	388,087	295,476
Series 2006-11, Class 1A1, 4.59% (1 mo. Term SOFR + 0.43%), 12/25/2036	1,948,318	1,973,446
Series 2006-2, Class 5A1, 5.22%, 03/25/2036(c)	813,645	650,724
Series 2006-4, Class 6A, 3.89%, 05/25/2036(c)	3,832,620	2,159,919
Series 2006-8, Class 3A1, 4.36%, 09/25/2036(c)	3,916,198	3,605,641
Series 2007-3, Class 2A1, 3.84%, 04/25/2047(c)	202,519	187,991
Series 2007-5, Class 3A1, 4.80%, 06/25/2037(c)	2,056,647	1,693,235
Series 2007-7, Class 1A1, 4.87% (1 mo. Term SOFR + 0.71%), 08/25/2037	745,550	743,833
Structured Asset Investment Loan Trust
Series 2004-5, Class M7, 7.27% (1 mo. Term SOFR + 3.11%), 05/25/2034	508,601	449,635
Series 2004-8, Class A2, 4.82% (1 mo. Term SOFR + 0.66%), 09/25/2034	1,015,123	987,226
Series 2005-11, Class A7, 4.99% (1 mo. Term SOFR + 0.83%), 01/25/2036	283,575	276,812
Series 2006-2, Class A4, 4.87% (1 mo. Term SOFR + 0.71%), 04/25/2036	433,893	205,221
Structured Asset Mortgage Investments Inc., Series 2006-AR5, Class 3A1, 4.69% (1 mo. Term SOFR + 0.53%), 05/25/2046	1,562,540	699,471
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class 1A2, 4.95% (1 mo. Term SOFR + 0.81%), 03/19/2034	3,179	3,025
Series 2004-AR4, Class 3A1, 6.42%, 12/19/2034(c)	171,358	170,768
Series 2004-AR5, Class 1A1, 4.91% (1 mo. Term SOFR + 0.77%), 10/19/2034	5,652	5,442
Series 2005-AR8, Class A2, 6.23% (MTA + 1.48%), 02/25/2036	790,262	676,980
Series 2006-AR1, Class 3A1, 4.73% (1 mo. Term SOFR + 0.57%), 02/25/2036	1,359,321	1,107,046
Series 2006-AR2, Class A1, 4.73% (1 mo. Term SOFR + 0.57%), 02/25/2036	207,192	193,432
Series 2006-AR3, Class 11A1, 4.69% (1 mo. Term SOFR + 0.53%), 04/25/2036	678,778	617,445
Series 2006-AR3, Class 12A1, 4.71% (1 mo. Term SOFR + 0.55%), 05/25/2036	527,813	434,757

The accompanying notes are an integral part of these financial statements.

29

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-AR3, Class 21A1, 4.67% (1 mo. Term SOFR + 0.51%), 02/25/2036	$784,146	$638,900
Series 2006-AR3, Class 22A1, 4.04%, 05/25/2036(c)	284,449	116,130
Series 2006-AR5, Class 2A1, 4.69% (1 mo. Term SOFR + 0.53%), 05/25/2046	3,064,346	2,170,097
Series 2006-AR5, Class 4A1, 4.71% (1 mo. Term SOFR + 0.55%), 05/25/2046	308,291	104,721
Series 2006-AR6, Class 2A1, 4.65% (1 mo. Term SOFR + 0.49%), 07/25/2046	1,847,177	1,297,628
Series 2006-AR7, Class A1A, 4.69% (1 mo. Term SOFR + 0.53%), 08/25/2036	11,443,587	9,497,067
Series 2007-AR1, Class 1A1, 4.59% (1 mo. Term SOFR + 0.43%), 01/25/2037(e)	272,840	230,140
Series 2007-AR3, Class 2A1, 4.65% (1 mo. Term SOFR + 0.49%), 09/25/2047(e)	168,017	144,914
Structured Asset Securities Corp.
Series 2003-22A, Class 3A, 6.11%, 06/25/2033(c)	38,651	37,136
Series 2004-6XS, Class M1, 5.67%, 03/25/2034(b)	237,721	233,393
Series 2004-SC1, Class A, 7.14%, 12/25/2029(a)(c)	974,302	784,932
Series 2006-S3, Class A1, 4.53% (1 mo. Term SOFR + 0.37%), 09/25/2036	951,615	239,111
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 5.88%, 04/25/2037(c)	218,814	118,077
Series 2007-4, Class 2A1, 4.72%, 10/25/2037(c)	111,501	83,605
SunTrust Alternative Loan Trust 2006-1F, Series 2006-1F, Class 2A, 6.50%, 04/25/2036	1,174,721	412,802
TBW Mortgage Backed Pass Through Certificates
Series 2006-1, Class 1A4, 5.50%, 04/25/2036	1,568,843	409,833
Series 2006-2, Class DX, 6.00%, 07/25/2036(d)	601,749	59,415
Series 2006-3, Class 1A, 6.00%, 07/25/2036	626,955	231,936
Series 2006-3, Class 2A1, 6.50%, 07/25/2036	921,171	263,617
Series 2006-3, Class 4A3, 2.83% (-1 x 1 mo. Term SOFR + 6.99%), 07/25/2036(d)(f)	11,067,275	451,684
Series 2006-5, Class A4, 6.70%, 11/25/2036(b)	9,215,000	1,551,037
Series 2007-2, Class A6A, 6.51%, 07/25/2037(b)	1,538,555	568,085
Terwin Mortgage Trust
Series 2004-19HE, Class A1, 5.01% (1 mo. Term SOFR + 0.85%), 10/25/2034(a)	292,618	287,668
Series 2004-7HE, Class A1, 5.37% (1 mo. Term SOFR + 1.21%), 07/25/2034(a)	702,428	683,539
Thornburg Mortgage Securities Trust
Series 2003-6, Class A1, 4.97% (1 mo. Term SOFR + 0.81%), 12/25/2033	38,489	37,625
Series 2004-4, Class 1A, 4.85% (1 mo. Term SOFR + 0.69%), 12/25/2044	135,357	126,003
Series 2005-1, Class A2, 4.96%, 04/25/2045(c)	135,607	134,464
Series 2007-3, Class 2A1, 5.58% (12 mo. Term SOFR + 1.97%), 06/25/2047	95,019	93,013
TIAA Mortgage Loan Trust, Series 2018-3, Class A13, 4.00%, 11/25/2048(a)(c)	91,430	86,722
Toorak Mortgage Corp.
Series 2021-INV1, Class A3, 1.56%, 07/25/2056(a)(c)	991,326	899,162
Series 2022-INV1, Class A1, 2.58%, 02/25/2057(a)(c)	58,256	54,655
Verus Securitization Trust, Series 2023-2, Class B1, 7.44%, 03/25/2068(a)(c)	1,744,000	1,754,547
WaMu Mortgage Pass Through Certificates
Series 2002-AR17, Class 1B2, 5.35% (MTA + 1.20%), 11/25/2042	67,315	63,373
Series 2002-AR2, Class A, 4.20% (Ent 11th COFI Repl + 1.25%), 02/27/2034	361,762	351,164
Series 2002-AR9, Class 1A, 5.55% (MTA + 1.40%), 08/25/2042	10,699	10,420
Series 2004-AR10, Class B1, 5.17% (1 mo. Term SOFR + 1.01%), 07/25/2044	861,695	810,869

The accompanying notes are an integral part of these financial statements.

30

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-AR11, Class A, 6.00%, 10/25/2034(c)	$105,090	$102,798
Series 2004-AR9, Class B1, 5.28%, 08/25/2034(c)	119,634	112,423
Series 2004-S1, Class 1A11, 5.50%, 03/25/2034	21,390	21,688
Series 2005-AR12, Class 1A4, 4.55%, 10/25/2035(c)	25,515	23,391
Series 2005-AR12, Class 1A6, 4.55%, 10/25/2035(c)	46,108	42,271
Series 2005-AR15, Class A1A1, 4.79% (1 mo. Term SOFR + 0.63%), 11/25/2045	559,837	541,224
Series 2005-AR17, Class A1A1, 4.81% (1 mo. Term SOFR + 0.65%), 12/25/2045	546,295	502,625
Series 2005-AR4, Class A5, 4.35%, 04/25/2035(c)	271,359	263,198
Series 2006-AR1, Class 1A1A, 5.22% (MTA + 1.07%), 01/25/2046	374,081	334,282
Series 2006-AR12, Class 2A3, 3.75%, 10/25/2036(c)	311,548	282,717
Series 2006-AR14, Class 1A4, 4.21%, 11/25/2036(c)	201,886	181,823
Series 2006-AR14, Class 2A3, 4.10%, 11/25/2036(c)	624,670	547,509
Series 2006-AR15, Class 2A, 5.65% (MTA + 1.50%), 11/25/2046	722,758	645,702
Series 2006-AR18, Class 1A1, 3.71%, 01/25/2037(c)	57,846	50,161
Series 2006-AR18, Class 3A3, 3.49%, 01/25/2037(c)	138,459	115,256
Series 2006-AR2, Class 1A1, 4.58%, 03/25/2036(c)	922,011	834,235
Series 2006-AR3, Class A1B, 5.15% (MTA + 1.00%), 02/25/2046	420,049	368,528
Series 2006-AR5, Class A12A, 5.13% (MTA + 0.98%), 06/25/2046	12,860	12,062
Series 2007-HY1, Class 1A1, 4.40%, 02/25/2037(c)	251,389	224,355
Series 2007-HY5, Class 2A1, 3.41%, 05/25/2037(c)	133,089	109,360
Series 2007-HY7, Class 4A1, 4.66%, 07/25/2037(c)	64,614	58,745
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-10, Class 2A8, 6.00%, 11/25/2035	640,983	624,425
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	294,492	274,192
Series 2005-3, Class 1CB3, 4.72% (1 mo. Term SOFR + 0.56%), 05/25/2035	1,512,099	1,275,516
Series 2005-5, Class CB6, 4.87% (1 mo. Term SOFR + 0.71%), 07/25/2035	53,597	47,063
Series 2005-7, Class 2CB4, 5.50%, 08/25/2035	385,677	385,571
Series 2005-8, Class 3CB1, 6.00%, 10/25/2035	80,474	63,956
Series 2006-1, Class 2CB2, 7.00%, 02/25/2036	727,925	545,495
Series 2006-2, Class 1A1, 6.00%, 03/25/2036	785,958	778,983
Series 2006-2, Class 4CB, 6.00%, 03/25/2036	903,889	895,430
Series 2006-4, Class 3A5, 6.85%, 05/25/2036(b)	531,908	469,527
Series 2006-5, Class 1A2, 6.00%, 07/25/2036	326,890	264,636
Series 2006-5, Class 2CB2, 4.87% (1 mo. Term SOFR + 0.71%), 07/25/2036	428,309	273,566
Series 2006-5, Class 4A1, 6.00%, 06/25/2026(e)	1,636,700	16
Series 2006-7, Class A3, 3.92%, 09/25/2036(b)	2,361,637	617,048
Series 2006-8, Class A3A, 4.12%, 10/25/2036(b)	324,944	136,881
Series 2006-AR3, Class A1A, 5.12% (MTA + 0.97%), 05/25/2046	45,349	40,137
Series 2007-2, Class 1A10, 2.41% (-1 x 1 mo. Term SOFR + 6.57%), 04/25/2037(d)(f)	3,369,194	660,250
Series 2007-HY2, Class 1A1, 4.21%, 04/25/2037(c)	7,815,786	3,997,024
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.50%, 03/25/2035	817,850	806,234
Series 2005-AR2, Class 2A3, 4.97% (1 mo. Term SOFR + 0.81%), 01/25/2045	38,571	38,725

The accompanying notes are an integral part of these financial statements.

31

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-4, Class 3A3, 6.47%, 05/25/2036(b)	$172,057	$151,932
Series 2006-AR7, Class 3A, 5.20% (MTA + 1.05%), 07/25/2046	3,036,552	2,770,619
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-AR3, Class 2A2, 4.69%, 06/25/2033(c)	95,995	84,147
Series 2004-RA2, Class CB1, 7.00%, 07/25/2033(c)	18,041	15,050
Wells Fargo Alternative Loan Trust
Series 2005-1, Class 2A3, 5.50%, 02/25/2035	762,360	718,446
Series 2007-PA1, Class A8, 4.81% (1 mo. Term SOFR + 0.65%), 03/25/2037	705,236	569,949
Series 2007-PA2, Class 2A1, 4.70% (1 mo. Term SOFR + 0.54%), 06/25/2037	206,551	180,905
Series 2007-PA2, Class 2A2, 1.80% (-1 x 1 mo. Term SOFR + 5.96%), 06/25/2037(d)(f)	2,669,864	280,094
Series 2007-PA3, Class 1A2, 5.75%, 07/25/2037	174,859	153,331
Series 2007-PA3, Class 1A4, 5.75%, 07/25/2037	945,307	828,921
Series 2007-PA3, Class 2A1, 6.00%, 07/25/2037	1,718,654	1,558,218
Series 2007-PA4, Class 1A1, 7.95%, 07/25/2037(c)	381,344	359,949
Series 2007-PA6, Class A1, 6.09%, 12/28/2037(c)	339,116	308,785
Wells Fargo Home Equity Trust, Series 2004-1, Class 1A, 4.87% (1 mo. Term SOFR + 0.71%), 04/25/2034	98,477	98,123
Wells Fargo Mortgage Backed Securities Trust
Series 2006-7, Class 3A1, 6.00%, 06/25/2036(e)	515,604	476,933
Series 2006-AR12, Class 2A1, 6.17%, 09/25/2036(c)	86,589	83,054
Series 2006-AR14, Class 2A3, 6.50%, 10/25/2036(c)	183,682	168,837
Series 2006-AR16, Class A1, 6.73%, 10/25/2036(c)	207,771	196,257
Series 2006-AR5, Class 2A1, 6.68%, 04/25/2036(c)	209,993	208,509
Series 2007-15, Class A1, 6.00%, 11/25/2037	360,064	351,944
Series 2007-AR3, Class A4, 6.29%, 04/25/2037(c)	1,206,179	1,070,759
Series 2019-4, Class A17, 3.50%, 09/25/2049(a)(c)	41,781	37,640
WinWater Mortgage Loan Trust, Series 2015-A, Class A3, 3.50%, 06/20/2045(a)(c)	194,575	182,432
Yale Mortgage Loan Trust 2007-1, Series 2007-1, Class A, 4.67% (1 mo. Term SOFR + 0.51%), 06/25/2037(a)	76,587	23,791
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (Cost $752,008,088)		754,518,688
AGENCY MORTGAGE-BACKED SECURITIES - 33.1%
Fannie Mae Grantor Trust
Series 2001-T13, Class A1, 4.60% (1 mo. Term SOFR + 0.27%), 03/25/2032	1,700,882	1,636,338
Series 2002-T16, Class A4, 5.61%, 05/25/2042(c)	15,641	15,531
Series 2002-T4, Class A3, 7.50%, 12/25/2041	113,214	120,378
Fannie Mae Whole Loan
Series 1998-W2, Class A8, 6.50%, 06/25/2028	53,790	54,263
Series 2002-W8, Class A2, 7.00%, 06/25/2042	112,286	117,474
Series 2003-W1, Class 1A1, 4.72%, 12/25/2042(c)	992,073	996,563
Series 2003-W1, Class 2A, 5.09%, 12/25/2042(c)	12,418	12,464
Series 2003-W4, Class 3A, 4.53%, 10/25/2042(c)	101,388	108,816
Series 2003-W4, Class 4A, 5.13%, 10/25/2042(c)	70,344	72,063
Series 2004-W14, Class 1AF, 4.87% (30 day avg SOFR US + 0.51%), 07/25/2044	1,445,603	1,381,377

The accompanying notes are an integral part of these financial statements.

32

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Federal Home Loan Mortgage Corp.
Series 2380, Class CF, 5.09% (30 day avg SOFR US + 0.71%), 11/15/2031	$50,207	$50,057
Series 246, Class PO, Pool S0-4925, 0.00%, 05/15/2037(h)	196,342	164,487
Series 261, Class PO, 0.00%, 05/15/2040(h)	1,146,503	916,506
Series 264, Class F1, Pool S0-5783, 5.04% (30 day avg SOFR US + 0.66%), 07/15/2042	450,452	445,808
Series 2733, Class FB, 5.09% (30 day avg SOFR US + 0.71%), 10/15/2033	40,232	40,308
Series 277, Class F6, 4.94% (30 day avg SOFR US + 0.56%), 09/15/2042	955,291	940,993
Series 2770, Class LO, 0.00%, 03/15/2034(h)	5,160	4,262
Series 2771, Class FM, 4.87% (30 day avg SOFR US + 0.51%), 03/15/2034	20,742	20,620
Series 2819, Class F, 4.89% (30 day avg SOFR US + 0.51%), 06/15/2034	29,607	29,539
Series 2916, Class AO, 0.00%, 01/15/2035(h)	152,095	138,102
Series 3006, Class YF, 4.75% (30 day avg SOFR US + 0.37%), 07/15/2035	206,088	203,937
Series 3067, Class FA, 4.84% (30 day avg SOFR US + 0.46%), 11/15/2035	330,938	327,999
Series 3146, Class FP, 4.84% (30 day avg SOFR US + 0.46%), 04/15/2036	252,096	249,866
Series 3149, Class FB, 4.84% (30 day avg SOFR US + 0.46%), 05/15/2036	418,654	415,180
Series 3149, Class FH, 4.84% (30 day avg SOFR US + 0.46%), 05/15/2036	207,253	205,983
Series 3152, Class WF, 4.95% (30 day avg SOFR US + 0.57%), 02/15/2034	23,074	22,978
Series 319, Class F1, 4.94% (30 day avg SOFR US + 0.56%), 11/15/2043	660,435	649,608
Series 3210, Class FA, 4.89% (30 day avg SOFR US + 0.51%), 09/15/2036	406,114	403,035
Series 3231, Class FA, 4.89% (30 day avg SOFR US + 0.51%), 10/15/2036	191,280	189,881
Series 3232, Class KF, 4.94% (30 day avg SOFR US + 0.56%), 10/15/2036	91,606	91,029
Series 3236, Class EF, 4.79% (30 day avg SOFR US + 0.41%), 11/15/2036	17,794	17,606
Series 3236, Class KF, 4.79% (30 day avg SOFR US + 0.41%), 11/15/2036	138,010	136,496
Series 3240, Class AF, 4.84% (30 day avg SOFR US + 0.46%), 11/15/2036	447,160	441,272
Series 3240, Class FM, 4.84% (30 day avg SOFR US + 0.46%), 11/15/2036	467,141	462,759
Series 3242, Class FA, 4.89% (30 day avg SOFR US + 0.51%), 11/15/2036	147,276	146,053
Series 325, Class PO, 0.00%, 03/15/2044(h)	634,398	483,638
Series 327, Class PO, 0.00%, 03/15/2044(h)	1,338,388	1,037,951
Series 3281, Class AF, 4.81% (30 day avg SOFR US + 0.43%), 02/15/2037	219,154	216,731
Series 3284, Class CF, 4.86% (30 day avg SOFR US + 0.48%), 03/15/2037	300,782	297,712
Series 3284, Class LF, 4.80% (30 day avg SOFR US + 0.42%), 03/15/2037	257,548	254,709
Series 3311, Class FN, 4.79% (30 day avg SOFR US + 0.41%), 05/15/2037	270,918	267,735
Series 3311, Class KF, 4.83% (30 day avg SOFR US + 0.45%), 05/15/2037	531,538	525,906
Series 3312, Class FN, 4.71% (30 day avg SOFR US + 0.33%), 07/15/2036	454,741	448,728
Series 3317, Class F, 4.89% (30 day avg SOFR US + 0.51%), 07/15/2036	351,630	349,031
Series 3320, Class FC, 4.66% (30 day avg SOFR US + 0.28%), 05/15/2037	15,022	14,957
Series 3355, Class AF, 4.99% (30 day avg SOFR US + 0.61%), 08/15/2037	1,186,988	1,180,886
Series 3378, Class FA, 5.07% (30 day avg SOFR US + 0.69%), 06/15/2037	6,210	6,198
Series 3404, Class AF, 5.34% (30 day avg SOFR US + 0.97%), 01/15/2038	45,180	45,461
Series 3423, Class PF, 5.19% (30 day avg SOFR US + 0.81%), 03/15/2038	13,545	13,565
Series 3501, Class FC, 5.64% (30 day avg SOFR US + 1.26%), 01/15/2039	672,023	683,448
Series 3567, Class F, 5.20% (30 day avg SOFR US + 1.36%), 02/15/2038	149,941	138,157
Series 3666, Class FC, 5.22% (30 day avg SOFR US + 0.84%), 05/15/2040	178,087	178,299
Series 3747, Class UF, 4.97% (30 day avg SOFR US + 0.59%), 10/15/2040	1,349,995	1,336,598
Series 3758, Class F, 4.96% (30 day avg SOFR US + 0.58%), 11/15/2040	924,954	917,407
Series 3772, Class ND, 4.50%, 11/15/2040	60,941	60,323

The accompanying notes are an integral part of these financial statements.

33

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 3795, Class FA, 5.11% (30 day avg SOFR US + 0.73%), 01/15/2041	$2,502,913	$2,498,087
Series 3812, Class US, 0.33% (-2 x 30 day avg SOFR US + 9.07%), 02/15/2041(f)	78,429	67,297
Series 3815, Class DS, 0.49% (-3 x 30 day avg SOFR US + 13.61%), 02/15/2041(f)	252,206	244,135
Series 3822, Class FC, 4.90% (30 day avg SOFR US + 0.52%), 03/15/2041	469,594	465,996
Series 3822, Class FY, 4.89% (30 day avg SOFR US + 0.51%), 02/15/2033	258,074	257,549
Series 3835, Class FO, 0.00%, 04/15/2041(h)	2,984,463	2,359,543
Series 3954, Class PF, 4.99% (30 day avg SOFR US + 0.61%), 07/15/2041	141,113	140,622
Series 3964, Class MY, 4.00%, 11/15/2041(e)	183,000	168,675
Series 3967, Class AL, 2.50%, 12/15/2041	142,294	129,995
Series 3997, Class FQ, 4.99% (30 day avg SOFR US + 0.61%), 02/15/2042	1,567,413	1,552,824
Series 4020, Class EF, 4.94% (30 day avg SOFR US + 0.56%), 02/15/2042	446,709	442,753
Series 4026, Class GA, 2.00%, 09/15/2041	274,502	259,898
Series 4032, Class WO, 0.00%, 04/15/2039(h)	188,124	149,289
Series 4039, Class FA, 4.99% (30 day avg SOFR US + 0.61%), 05/15/2042	571,691	566,931
Series 4048, Class FB, 4.89% (30 day avg SOFR US + 0.51%), 10/15/2041	328,376	326,931
Series 406, Class F15, 5.81% (30 day avg SOFR US + 1.45%), 10/25/2053	2,140,262	2,163,187
Series 406, Class F44, 5.36% (30 day avg SOFR US + 1.00%), 10/25/2053	738,373	742,148
Series 4061, Class SL, 0.00% (-2 x 30 day avg SOFR US + 6.86%), 06/15/2042(f)(i)	44,323	21,766
Series 4068, Class FA, 4.94% (30 day avg SOFR US + 0.56%), 06/15/2042	1,452,126	1,435,399
Series 4074, Class KF, 4.79% (30 day avg SOFR US + 0.41%), 02/15/2041	8,781	8,773
Series 4076, Class LF, 4.79% (30 day avg SOFR US + 0.41%), 07/15/2042	189,774	186,738
Series 4076, Class QB, 1.75%, 11/15/2041	35,809	35,323
Series 4087, Class FB, 4.96% (30 day avg SOFR US + 0.58%), 07/15/2042	80,654	79,786
Series 4094, Class CF, 4.99% (30 day avg SOFR US + 0.61%), 08/15/2042	313,351	308,940
Series 4103, Class FB, 4.94% (30 day avg SOFR US + 0.56%), 09/15/2042	1,519,321	1,496,180
Series 4108, Class FC, 4.89% (30 day avg SOFR US + 0.51%), 09/15/2042	2,358,740	2,323,804
Series 4111, Class AF, 4.89% (30 day avg SOFR US + 0.51%), 09/15/2042	1,738,839	1,708,420
Series 4125, Class FA, 4.84% (30 day avg SOFR US + 0.46%), 11/15/2042	4,580,713	4,474,199
Series 413, Class F26, 5.56% (30 day avg SOFR US + 1.20%), 05/25/2054	865,128	869,512
Series 413, Class F44, 5.31% (30 day avg SOFR US + 0.95%), 05/25/2054	554,925	555,934
Series 4136, Class DF, 4.79% (30 day avg SOFR US + 0.41%), 11/15/2042	354,680	346,413
Series 4143, Class KF, 4.81% (30 day avg SOFR US + 0.46%), 09/15/2037	577,683	564,150
Series 4171, Class NG, 2.00%, 06/15/2042	14,986	13,857
Series 4204, Class AB, 3.00%, 05/15/2043	58,125	45,909
Series 4248, Class FL, 4.94% (30 day avg SOFR US + 0.56%), 05/15/2041	252,647	250,965
Series 4316, Class JF, 4.89% (30 day avg SOFR US + 0.51%), 01/15/2044	919,347	907,732
Series 4347, Class EF, 4.99% (30 day avg SOFR US + 0.61%), 06/15/2054	4,568,292	4,486,197
Series 4351, Class PO, 0.00%, 06/15/2044(h)	1,090,905	835,941
Series 4378, Class FA, 4.89% (30 day avg SOFR US + 0.51%), 08/15/2044	2,989,851	2,927,635
Series 4385, Class FM, 4.89% (30 day avg SOFR US + 0.51%), 11/15/2043	2,537,023	2,500,788
Series 4400, Class FA, 4.89% (30 day avg SOFR US + 0.51%), 02/15/2041	309,963	306,786
Series 4431, Class FT, 4.89% (30 day avg SOFR US + 0.51%), 01/15/2045	1,288,554	1,263,384
Series 4436, Class FC, 4.84% (30 day avg SOFR US + 0.46%), 02/15/2045	121,878	119,085
Series 4503, Class FA, 4.81% (30 day avg SOFR US + 0.46%), 02/15/2042	798,687	779,441

The accompanying notes are an integral part of these financial statements.

34

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 4508, Class CF, 4.89% (30 day avg SOFR US + 0.51%), 09/15/2045	$290,584	$287,994
Series 4606, Class FB, 4.99% (30 day avg SOFR US + 0.61%), 08/15/2046	722,803	708,777
Series 4615, Class GT, 0.00% (-4 x 30 day avg SOFR US + 15.54%), 10/15/2042(f)(i)	958,075	759,587
Series 4620, Class AF, 4.90% (30 day avg SOFR US + 0.55%), 11/15/2042	138,773	137,894
Series 4621, Class HK, 2.00%, 10/15/2046	182,785	155,347
Series 4628, Class KF, 4.99% (30 day avg SOFR US + 0.61%), 01/15/2055	423,790	412,121
Series 4631, Class FA, 4.99% (30 day avg SOFR US + 0.61%), 11/15/2046	428,095	424,893
Series 4663, Class PH, 2.50%, 03/15/2047	101,296	87,680
Series 4678, Class AF, 4.86% (30 day avg SOFR US + 0.51%), 12/15/2042	550,265	545,317
Series 4691, Class FA, 4.84% (30 day avg SOFR US + 0.46%), 06/15/2047	355,529	346,123
Series 4708, Class F, 4.79% (30 day avg SOFR US + 0.41%), 08/15/2047	514,850	500,968
Series 4710, Class TN, 3.00%, 08/15/2047	650,708	580,550
Series 4722, Class FA, 0.00% (30 day avg SOFR US + 0.43%), 05/15/2038	1,960,177	1,910,104
Series 4774, Class BF, 4.79% (30 day avg SOFR US + 0.41%), 02/15/2048	1,182,293	1,144,430
Series 4775, Class MP, 3.00%, 02/15/2048(e)	303,948	260,351
Series 4790, Class F, 4.68% (30 day avg SOFR US + 0.30%), 10/15/2043	1,288,195	1,262,013
Series 4793, Class CB, 3.00%, 05/15/2048	34,082	30,913
Series 4804, Class MF, 4.84% (30 day avg SOFR US + 0.46%), 06/15/2048	3,605,261	3,499,058
Series 4813, Class CJ, 3.00%, 08/15/2048	203,137	180,452
Series 4821, Class FA, 4.79% (30 day avg SOFR US + 0.41%), 07/15/2048	473,352	457,486
Series 4831, Class FD, 4.79% (30 day avg SOFR US + 0.41%), 10/15/2048	805,562	779,729
Series 4839, Class WO, 0.00%, 08/15/2056(h)	27,794,311	17,949,546
Series 4842, Class FA, 4.84% (30 day avg SOFR US + 0.46%), 11/15/2048	605,230	586,966
Series 4844, Class F, 4.89% (30 day avg SOFR US + 0.51%), 11/15/2048	1,366,162	1,326,988
Series 4846, Class PA, 4.00%, 06/15/2047	8,969	8,945
Series 4851, Class KF, 4.89% (30 day avg SOFR US + 0.51%), 08/15/2057	8,737,580	8,456,421
Series 4851, Class PO, 0.00%, 08/15/2057(h)	6,056,736	3,920,058
Series 4867, Class FA, 4.89% (30 day avg SOFR US + 0.51%), 03/15/2049	173,951	172,458
Series 4875, Class F, 4.94% (30 day avg SOFR US + 0.56%), 04/15/2049	1,665,394	1,623,497
Series 4882, Class F, 4.94% (30 day avg SOFR US + 0.56%), 05/15/2049	2,056,259	2,001,375
Series 4882, Class FA, 4.94% (30 day avg SOFR US + 0.56%), 05/15/2049	2,467,574	2,406,172
Series 4911, Class FB, 4.92% (30 day avg SOFR US + 0.56%), 09/25/2049	1,101,379	1,074,582
Series 4912, Class PA, 2.00%, 06/25/2049	157,602	133,268
Series 4913, Class UF, 4.94% (30 day avg SOFR US + 0.56%), 03/15/2049	1,387,328	1,348,539
Series 4918, Class F, 4.92% (30 day avg SOFR US + 0.56%), 10/25/2049	5,775,421	5,634,782
Series 4921, Class FN, 4.92% (30 day avg SOFR US + 0.56%), 10/25/2049	736,250	715,612
Series 4921, Class NB, 1.75%, 08/25/2049	222,055	187,504
Series 4925, Class FY, 4.92% (30 day avg SOFR US + 0.56%), 10/25/2049	245,935	239,002
Series 4929, Class FB, 4.92% (30 day avg SOFR US + 0.56%), 09/25/2049	516,129	501,443
Series 4930, Class FG, 4.92% (30 day avg SOFR US + 0.56%), 11/25/2049	535,896	520,771
Series 4930, Class FJ, 4.92% (30 day avg SOFR US + 0.56%), 11/25/2049	523,127	508,334
Series 4936, Class DE, 2.50%, 12/25/2049	1,913,962	1,667,074
Series 4939, Class CF, 4.97% (30 day avg SOFR US + 0.61%), 12/25/2049	1,515,457	1,484,843
Series 4942, Class OQ, 0.00%, 04/15/2053(h)	1,796,372	1,500,121
Series 4943, Class JP, 2.50%, 09/25/2049	305,809	269,199
Series 4960, Class PD, 2.00%, 10/25/2049	195,115	166,767

The accompanying notes are an integral part of these financial statements.

35

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 4981, Class GF, 4.87% (30 day avg SOFR US + 0.51%), 06/25/2050	$1,880,832	$1,827,182
Series 4981, Class JF, 4.87% (30 day avg SOFR US + 0.51%), 06/25/2050	2,232,088	2,170,259
Series 4982, Class F, 4.92% (30 day avg SOFR US + 0.56%), 06/25/2050	2,092,160	2,036,600
Series 4993, Class KF, 4.92% (30 day avg SOFR US + 0.56%), 07/25/2050	2,519,621	2,437,301
Series 4993, Class UG, 1.50%, 07/25/2050	89,569	51,291
Series 5003, Class PA, 1.50%, 08/25/2050	1,548,969	1,235,383
Series 5004, Class FM, 4.82% (30 day avg SOFR US + 0.46%), 08/25/2050	437,980	420,195
Series 5019, Class PC, 1.00%, 10/25/2050	4,446,754	3,418,015
Series 5019, Class PL, 1.00%, 10/25/2050	2,607,873	2,004,551
Series 5020, Class HA, 1.00%, 08/25/2050	720,356	562,545
Series 5034, Class KL, 1.25%, 11/25/2050	834,325	631,779
Series 5035, Class HM, 1.00%, 10/25/2050	353,996	176,158
Series 5037, Class QC, 2.00%, 11/25/2050	72,872	47,836
Series 5038, Class JP, 0.75%, 10/25/2050	9,765,730	7,110,894
Series 5038, Class PJ, 0.75%, 10/25/2050	537,497	392,658
Series 5053, Class KC, 1.00%, 12/25/2050	2,138,567	1,585,419
Series 5056, Class P, 0.75%, 12/25/2050	16,165,967	12,616,418
Series 5058, Class LW, 1.25%, 01/25/2051	96,630	46,093
Series 5058, Class PM, 0.75%, 12/25/2050	1,814,674	1,320,420
Series 5060, Class DP, 1.00%, 11/25/2050	3,002,046	2,302,039
Series 5060, Class EP, 1.00%, 12/25/2050	2,668,406	2,045,334
Series 5062, Class PA, 1.25%, 01/25/2051	1,450,837	1,094,498
Series 5068, Class AB, 1.00%, 11/25/2050	970,787	751,945
Series 5068, Class GE, 1.00%, 11/25/2050	329,412	264,893
Series 5070, Class EP, 1.00%, 09/25/2050	3,144,344	2,411,181
Series 5071, Class ET, 1.00%, 02/25/2051	85,906	61,802
Series 5071, Class GP, 2.00%, 02/25/2051	344,094	300,494
Series 5078, Class GJ, 0.75%, 02/25/2051	522,341	393,591
Series 5078, Class HA, 1.50%, 02/25/2051	421,148	200,854
Series 5081, Class DC, 1.00%, 03/25/2051	1,052,170	784,358
Series 5082, Class UA, 2.00%, 03/25/2051	3,077,640	2,424,778
Series 5085, Class LC, 0.75%, 03/25/2051	201,211	150,574
Series 5087, Class PD, 0.75%, 03/25/2051	1,220,620	917,144
Series 5092, Class AS, 2.00%, 04/25/2051	86,528	42,153
Series 5099, Class GE, 1.75%, 09/25/2050	8,332,938	6,772,510
Series 5101, Class CE, 1.00%, 02/25/2051	1,162,265	883,149
Series 5119, Class AB, 1.50%, 08/25/2049	373,416	304,547
Series 5119, Class QF, 4.56% (30 day avg SOFR US + 0.20%), 06/25/2051	7,933,163	7,467,680
Series 5131, Class TG, 1.00%, 04/25/2049	137,452	117,445
Series 5132, Class PA, 1.00%, 08/25/2051	1,156,607	957,193
Series 5151, Class GC, 1.50%, 10/25/2051	83,631	33,431
Series 5153, Class PA, 1.00%, 10/25/2051	509,864	425,434
Series 5181, Class EA, 1.88%, 05/25/2050	11,033,764	8,991,072
Series 5328, Class JY, 0.25%, 09/25/2050	655,255	459,318
Series 5449, Class FM, 5.61% (30 day avg SOFR US + 1.25%), 08/25/2054	559,145	560,921
Series 5458, Class DF, 5.46% (30 day avg SOFR US + 1.10%), 10/25/2054	587,905	587,675

The accompanying notes are an integral part of these financial statements.

36

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 5460, Class FN, 5.46% (30 day avg SOFR US + 1.10%), 10/25/2054	$878,180	$876,719
Series 5468, Class MF, 5.66% (30 day avg SOFR US + 1.30%), 11/25/2054	620,223	623,255
Series 5472, Class FB, 5.51% (30 day avg SOFR US + 1.15%), 11/25/2054	192,049	192,189
Series 5472, Class FE, 5.71% (30 day avg SOFR US + 1.35%), 11/25/2054	409,705	412,238
Series 5473, Class BF, 5.66% (30 day avg SOFR US + 1.30%), 11/25/2054	437,263	439,367
Series 5473, Class FA, 5.46% (30 day avg SOFR US + 1.10%), 11/25/2054	426,777	426,504
Series 5484, Class FD, 5.51% (30 day avg SOFR US + 1.15%), 12/25/2054	394,228	395,660
Series 5498, Class FC, 5.51% (30 day avg SOFR US + 1.15%), 01/25/2055	553,875	555,858
Series 5502, Class FG, 5.36% (30 day avg SOFR US + 1.00%), 02/25/2055	975,922	972,729
Series 5511, Class QF, 5.71% (30 day avg SOFR US + 1.35%), 03/25/2055	1,033,974	1,040,456
Series 5517, Class FE, 5.31% (30 day avg SOFR US + 0.95%), 03/25/2055	356,603	353,354
Series 5524, Class FB, 5.56% (30 day avg SOFR US + 1.20%), 04/25/2055	519,069	518,280
Series T-42, Class A5, 7.50%, 02/25/2042	117,177	125,146
Series T-76, Class 2A, 2.20%, 10/25/2037(c)	293,548	268,264
Federal National Mortgage Association
Series 2002-26, Class A3, 5.24%, 06/25/2041(c)	540,651	543,809
Series 2002-8, Class FE, 5.22% (30 day avg SOFR US + 0.86%), 03/25/2032	28,836	28,953
Series 2002-9, Class FB, 5.22% (30 day avg SOFR US + 0.86%), 03/25/2032	30,567	30,026
Series 2003-25, Class KP, 5.00%, 04/25/2033	4,967	4,959
Series 2004-17, Class FT, 4.87% (30 day avg SOFR US + 0.51%), 04/25/2034	249,301	248,477
Series 2004-25, Class FA, 4.87% (30 day avg SOFR US + 0.51%), 04/25/2034	16,478	16,413
Series 2004-51, Class XO, 0.00%, 07/25/2034(h)	270,454	239,479
Series 2005-25, Class PF, 4.82% (30 day avg SOFR US + 0.46%), 04/25/2035	339,729	336,902
Series 2005-66, Class FD, 4.77% (30 day avg SOFR US + 0.41%), 07/25/2035	77,787	77,000
Series 2005-82, Class FY, 4.74% (30 day avg SOFR US + 0.38%), 09/25/2035	238,230	236,474
Series 2006-101, Class FD, 4.77% (30 day avg SOFR US + 0.41%), 07/25/2036	30,423	29,958
Series 2006-112, Class LF, 5.02% (30 day avg SOFR US + 0.66%), 11/25/2036	742,962	739,218
Series 2006-115, Class AF, 4.71% (30 day avg SOFR US + 0.35%), 12/25/2036	61,899	60,942
Series 2006-118, Class A1, 4.52% (30 day avg SOFR US + 0.17%), 12/25/2036	1,152,110	1,126,970
Series 2006-16, Class FA, 4.77% (30 day avg SOFR US + 0.41%), 03/25/2036	213,844	212,072
Series 2006-20, Class GF, 4.82% (30 day avg SOFR US + 0.46%), 04/25/2036	95,201	94,415
Series 2006-23, Class BD, 1.00%, 04/25/2036	316,518	278,522
Series 2006-42, Class CF, 4.92% (30 day avg SOFR US + 0.56%), 06/25/2036	68,338	68,003
Series 2006-44, Class FY, 5.04% (30 day avg SOFR US + 0.68%), 06/25/2036	445,782	445,334
Series 2006-72, Class TE, 4.77% (30 day avg SOFR US + 0.41%), 08/25/2036	63,003	62,391
Series 2006-90, Class BO, 0.00%, 09/25/2036(h)	415,834	364,853
Series 2006-94, Class GF, 4.82% (30 day avg SOFR US + 0.46%), 10/25/2026	47,204	47,200
Series 2007-100, Class TF, 5.02% (30 day avg SOFR US + 0.66%), 10/25/2037	1,600,678	1,595,338
Series 2007-106, Class FM, 5.01% (30 day avg SOFR US + 0.65%), 11/25/2037	612,806	610,502
Series 2007-109, Class NF, 5.02% (30 day avg SOFR US + 0.66%), 12/25/2037	238,695	237,817
Series 2007-117, Class MF, 5.17% (30 day avg SOFR US + 0.81%), 01/25/2038	82,937	83,073
Series 2007-4, Class DF, 4.92% (30 day avg SOFR US + 0.56%), 02/25/2037	391,222	388,045
Series 2007-43, Class EB, 4.70% (30 day avg SOFR US + 0.34%), 05/25/2037	323,613	317,652
Series 2007-65, Class KF, 4.85% (30 day avg SOFR US + 0.49%), 07/25/2037	24,705	24,470
Series 2007-86, Class FA, 4.92% (30 day avg SOFR US + 0.56%), 09/25/2037	600,197	597,230
Series 2007-91, Class JF, 5.07% (30 day avg SOFR US + 0.71%), 10/25/2037	190,946	190,602

The accompanying notes are an integral part of these financial statements.

37

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-95, Class A2, 4.62% (30 day avg SOFR US + 0.36%), 08/27/2036	$2,090,846	$2,110,352
Series 2007-96, Class AF, 5.19% (30 day avg SOFR US + 0.83%), 06/25/2037	87,961	88,106
Series 2008-67, Class FG, 5.47% (30 day avg SOFR US + 1.11%), 07/25/2038	360,249	364,630
Series 2009-106, Class FA, 5.22% (30 day avg SOFR US + 0.86%), 01/25/2040	360,328	361,668
Series 2009-110, Class FG, 5.22% (30 day avg SOFR US + 0.86%), 01/25/2040	416,251	417,547
Series 2010-54, Class BF, 4.87% (30 day avg SOFR US + 0.51%), 06/25/2036	147,723	146,701
Series 2010-61, Class PO, 0.00%, 03/25/2040(h)	113,546	91,972
Series 2010-68, Class FA, 5.47% (30 day avg SOFR US + 1.11%), 07/25/2040	249,422	251,968
Series 2010-95, Class FB, 4.87% (30 day avg SOFR US + 0.51%), 09/25/2040	1,258,153	1,251,341
Series 2011-118, Class CF, 4.97% (30 day avg SOFR US + 0.61%), 10/25/2039	32,599	32,516
Series 2011-126, Class WA, 2.50%, 12/25/2041	166,609	146,179
Series 2011-130, Class KO, 0.00%, 12/25/2041(h)	101,706	81,449
Series 2011-146, Class UF, 5.47% (30 day avg SOFR US + 1.11%), 01/25/2042	803,216	798,401
Series 2011-40, Class SB, 0.00% (-3 x 30 day avg SOFR US + 9.91%), 11/25/2040(f)(i)	42,394	32,892
Series 2011-51, Class FM, 5.12% (30 day avg SOFR US + 0.76%), 06/25/2041	738,228	736,629
Series 2011-55, Class FH, 4.91% (30 day avg SOFR US + 0.55%), 06/25/2041	758,344	752,850
Series 2011-57, Class FE, 4.92% (30 day avg SOFR US + 0.56%), 07/25/2041	2,809,035	2,786,711
Series 2011-57, Class FT, 4.92% (30 day avg SOFR US + 0.56%), 07/25/2041	2,143,824	2,125,448
Series 2011-59, Class FA, 5.07% (30 day avg SOFR US + 0.71%), 07/25/2041	435,347	433,992
Series 2011-63, Class FA, 5.05% (30 day avg SOFR US + 0.69%), 07/25/2041	461,564	459,823
Series 2011-71, Class FA, 5.09% (30 day avg SOFR US + 0.73%), 12/25/2036	148,772	148,697
Series 2011-86, Class NF, 5.02% (30 day avg SOFR US + 0.66%), 09/25/2041	166,385	165,863
Series 2011-96, Class PF, 4.97% (30 day avg SOFR US + 0.61%), 10/25/2041	1,302,791	1,289,592
Series 2012-103, Class NF, 4.87% (30 day avg SOFR US + 0.51%), 09/25/2042	746,169	735,268
Series 2012-120, Class QB, 2.50%, 08/25/2042	50,000	41,632
Series 2012-122, Class FM, 4.87% (30 day avg SOFR US + 0.51%), 11/25/2042	643,718	632,619
Series 2012-128, Class HS, 0.00% (-2 x 30 day avg SOFR US + 5.83%), 11/25/2042(f)(i)	148,366	107,069
Series 2012-146, Class QA, 1.00%, 01/25/2043	63,629	55,391
Series 2012-15, Class BF, 5.02% (30 day avg SOFR US + 0.66%), 03/25/2042	158,108	156,851
Series 2012-15, Class KB, 3.50%, 03/25/2042	70,000	64,262
Series 2012-27, Class FA, 5.04% (30 day avg SOFR US + 0.68%), 03/25/2042	107,333	106,550
Series 2012-39, Class FK, 4.97% (30 day avg SOFR US + 0.61%), 04/25/2042	497,679	493,156
Series 2012-40, Class LX, 0.00% (-2 x 30 day avg SOFR US + 6.69%), 04/25/2042(f)(i)	203,214	129,194
Series 2012-6, Class F, 4.97% (30 day avg SOFR US + 0.61%), 02/25/2042	657,256	651,453
Series 2012-65, Class FB, 4.99% (30 day avg SOFR US + 0.63%), 06/25/2042	195,181	193,443
Series 2012-66, Class FB, 4.92% (30 day avg SOFR US + 0.56%), 06/25/2042	1,431,918	1,415,020
Series 2012-67, Class GF, 4.92% (30 day avg SOFR US + 0.56%), 07/25/2042	1,664,055	1,644,627
Series 2012-70, Class FA, 4.92% (30 day avg SOFR US + 0.56%), 07/25/2042	658,347	651,358
Series 2012-71, Class FL, 4.97% (30 day avg SOFR US + 0.61%), 07/25/2042	147,042	145,511
Series 2012-72, Class FQ, 4.97% (30 day avg SOFR US + 0.61%), 07/25/2042	260,478	256,202
Series 2012-79, Class FM, 4.92% (30 day avg SOFR US + 0.56%), 07/25/2042	76,039	75,090
Series 2012-80, Class FM, 4.97% (30 day avg SOFR US + 0.61%), 08/25/2042	5,217,352	5,165,723
Series 2012-80, Class NA, 2.75%, 06/25/2042	171,019	157,410
Series 2012-84, Class FJ, 4.82% (30 day avg SOFR US + 0.46%), 01/25/2042	374,263	371,450

The accompanying notes are an integral part of these financial statements.

38

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2012-93, Class FC, 4.87% (30 day avg SOFR US + 0.51%), 09/25/2042	$1,570,372	$1,545,060
Series 2013-31, Class PY, 2.50%, 02/25/2043	96,155	82,293
Series 2013-34, Class PF, 4.82% (30 day avg SOFR US + 0.46%), 08/25/2042	164,081	162,861
Series 2013-50, Class US, 0.00% (-1 x 30 day avg SOFR US + 3.89%), 05/25/2043(f)(i)	639,553	332,135
Series 2013-57, Class FN, 4.82% (30 day avg SOFR US + 0.46%), 06/25/2043	1,061,479	1,044,885
Series 2013-58, Class FY, 4.72% (30 day avg SOFR US + 0.36%), 02/25/2043	863,215	845,710
Series 2013-68, Class NA, 1.00%, 03/25/2042	171,857	149,137
Series 2013-83, Class US, 0.53% (-1 x 30 day avg SOFR US + 4.89%), 08/25/2043(f)	160,197	113,716
Series 2013-97, Class JF, 4.82% (30 day avg SOFR US + 0.46%), 04/25/2038	342,847	339,967
Series 2013-98, Class PO, 0.00%, 09/25/2043(h)	1,629,888	1,265,507
Series 2014-17, Class PF, 4.87% (30 day avg SOFR US + 0.51%), 04/25/2044	1,438,563	1,414,406
Series 2014-47, Class AF, 4.81% (30 day avg SOFR US + 0.46%), 08/25/2044	559,104	553,712
Series 2014-61, Class PO, 0.00%, 05/25/2043(h)	1,156,889	616,306
Series 2014-63, Class FL, 4.87% (30 day avg SOFR US + 0.51%), 10/25/2044	1,094,990	1,079,695
Series 2014-73, Class FA, 4.82% (30 day avg SOFR US + 0.46%), 11/25/2044	3,774,129	3,709,790
Series 2015-27, Class HA, 3.00%, 03/25/2044	20,387	19,733
Series 2015-32, Class FA, 4.77% (30 day avg SOFR US + 0.41%), 05/25/2045	204,145	199,019
Series 2015-38, Class DF, 4.77% (30 day avg SOFR US + 0.42%), 06/25/2055	809,914	801,761
Series 2015-4, Class FA, 4.81% (30 day avg SOFR US + 0.46%), 02/25/2045	502,254	491,556
Series 2015-48, Class FB, 4.77% (30 day avg SOFR US + 0.41%), 07/25/2045	242,732	236,747
Series 2015-73, Class ES, 0.00% (-2 x 30 day avg SOFR US + 9.07%), 10/25/2045(f)(i)	198,408	130,089
Series 2016-106, Class EF, 4.97% (30 day avg SOFR US + 0.61%), 01/25/2047	5,172,916	5,064,649
Series 2016-50, Class PC, 2.00%, 08/25/2046	602,066	492,439
Series 2016-60, Class UF, 4.87% (30 day avg SOFR US + 0.51%), 09/25/2046	335,894	333,436
Series 2017-39, Class FT, 4.87% (30 day avg SOFR US + 0.51%), 05/25/2047	2,000,986	1,949,494
Series 2017-51, Class FC, 4.82% (30 day avg SOFR US + 0.46%), 07/25/2047	1,183,095	1,153,668
Series 2018-11, Class KA, 3.00%, 03/25/2048	985,689	876,991
Series 2018-16, Class FN, 4.72% (30 day avg SOFR US + 0.36%), 03/25/2048	310,572	299,178
Series 2018-21, Class PO, 0.00%, 04/25/2048(h)	515,805	391,252
Series 2018-22, Class FJ, 4.77% (30 day avg SOFR US + 0.41%), 04/25/2048	188,036	181,638
Series 2018-32, Class FC, 4.77% (30 day avg SOFR US + 0.41%), 05/25/2048	3,756,216	3,646,456
Series 2018-35, Class FA, 4.77% (30 day avg SOFR US + 0.41%), 05/25/2048	1,850,898	1,788,167
Series 2018-39, Class FG, 4.72% (30 day avg SOFR US + 0.36%), 11/25/2033	705,547	698,155
Series 2018-4, Class FM, 4.77% (30 day avg SOFR US + 0.41%), 02/25/2048	806,367	779,304
Series 2018-45, Class FT, 4.77% (30 day avg SOFR US + 0.41%), 06/25/2048	781,731	756,263
Series 2018-76, Class FN, 4.82% (30 day avg SOFR US + 0.46%), 10/25/2048	3,566,953	3,458,093
Series 2018-94, Class FA, 4.87% (30 day avg SOFR US + 0.51%), 01/25/2049	581,298	565,304
Series 2019-1, Class NF, 4.92% (30 day avg SOFR US + 0.56%), 02/25/2049	2,109,662	2,058,995
Series 2019-12, Class FB, 4.92% (30 day avg SOFR US + 0.56%), 04/25/2049	223,517	217,931
Series 2019-17, Class JF, 4.87% (30 day avg SOFR US + 0.51%), 04/25/2049	5,317,529	5,212,798
Series 2019-20, Class ND, 2.50%, 05/25/2049	237,223	199,110
Series 2019-20, Class NE, 2.75%, 05/25/2049	302,459	266,349
Series 2019-24, Class NJ, 2.50%, 05/25/2049	977,193	850,836
Series 2019-25, Class FA, 4.92% (30 day avg SOFR US + 0.56%), 06/25/2049	187,437	182,952

The accompanying notes are an integral part of these financial statements.

39

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2019-25, Class PD, 2.50%, 05/25/2048	$181,873	$164,562
Series 2019-33, Class FB, 4.92% (30 day avg SOFR US + 0.56%), 07/25/2049	139,565	136,056
Series 2019-34, Class KP, 2.50%, 07/25/2049	60,219	50,959
Series 2019-43, Class FC, 4.87% (30 day avg SOFR US + 0.51%), 08/25/2049	237,967	233,470
Series 2019-46, Class FG, 4.87% (30 day avg SOFR US + 0.51%), 08/25/2049	227,561	225,040
Series 2019-48, Class ML, 3.00%, 09/25/2049	75,990	52,414
Series 2019-5, Class FE, 4.92% (30 day avg SOFR US + 0.56%), 03/25/2049	286,701	281,663
Series 2019-51, Class TB, 2.25%, 05/25/2049	1,248,199	1,098,435
Series 2019-57, Class FG, 4.92% (30 day avg SOFR US + 0.56%), 10/25/2049	5,250,872	5,142,341
Series 2019-62, Class FA, 4.97% (30 day avg SOFR US + 0.61%), 11/25/2059	934,673	922,013
Series 2019-68, Class FD, 4.97% (30 day avg SOFR US + 0.61%), 11/25/2049	2,597,759	2,528,941
Series 2019-68, Class KP, 2.50%, 11/25/2049	250,055	216,601
Series 2019-69, Class FA, 4.97% (30 day avg SOFR US + 0.61%), 12/25/2049	652,312	640,060
Series 2019-8, Class FA, 4.92% (30 day avg SOFR US + 0.56%), 03/25/2049	725,370	716,590
Series 2019-81, Class FJ, 4.97% (30 day avg SOFR US + 0.61%), 01/25/2050	2,124,093	2,071,791
Series 2020-37, Class FD, 4.87% (30 day avg SOFR US + 0.51%), 06/25/2050	906,556	897,226
Series 2020-48, Class DA, 2.00%, 07/25/2050	621,798	527,906
Series 2020-49, Class GA, 1.50%, 02/25/2049	344,411	288,812
Series 2020-61, Class GF, 4.69% (30 day avg SOFR US + 0.33%), 09/25/2050	4,052,826	3,806,544
Series 2020-70, Class JC, 1.25%, 10/25/2050	6,396,702	4,847,199
Series 2020-71, Class KU, 1.00%, 10/25/2050	95,471	52,576
Series 2020-75, Class ND, 1.25%, 10/25/2050	1,984,969	1,503,783
Series 2020-75, Class PB, 1.00%, 11/25/2050	3,418,508	2,798,033
Series 2020-78, Class CA, 2.00%, 10/25/2044	28,879	26,473
Series 2020-80, Class JF, 4.66% (30 day avg SOFR US + 0.30%), 11/25/2050	1,591,301	1,513,330
Series 2020-80, Class MA, 1.00%, 11/25/2050	3,204,857	2,380,577
Series 2020-92, Class PH, 1.00%, 02/25/2050	3,152,121	2,422,617
Series 2020-96, Class NW, 1.00%, 01/25/2051	492,593	377,502
Series 2021-15, Class HD, 1.00%, 04/25/2051	1,882,678	1,405,353
Series 2021-15, Class HN, 1.00%, 04/25/2051	353,002	263,504
Series 2021-2, Class HB, 1.00%, 02/25/2051	658,510	494,428
Series 2021-56, Class HE, 1.25%, 09/25/2051	459,362	397,638
Series 2021-58, Class KC, 1.50%, 04/25/2051	3,377,248	2,916,117
Series 2021-58, Class LD, 1.50%, 03/25/2051	1,438,434	1,246,116
Series 2021-65, Class GA, 2.00%, 07/25/2049	71,285	59,162
Series 2021-66, Class HB, 2.00%, 10/25/2051	93,732	84,607
Series 2021-69, Class LK, 1.50%, 05/25/2051	1,390,748	1,197,727
Series 2021-72, Class JC, 1.25%, 05/25/2051	740,559	635,118
Series 2021-75, Class PB, 1.50%, 11/25/2051	1,440,377	1,243,122
Series 2021-87, Class NC, 1.50%, 11/25/2051	1,483,843	1,223,733
Series 2021-87, Class QA, 2.00%, 12/25/2051	213,443	133,237
Series 2021-87, Class QC, 2.00%, 12/25/2051	315,286	192,805
Series 2021-87, Class WM, 2.00%, 12/25/2051	61,000	36,337
Series 2021-93, Class CG, 2.00%, 03/25/2047	2,180,172	1,882,311
Series 2021-94, Class KU, 2.00%, 12/25/2051	97,534	56,020
Series 2022-17, Class YE, 3.50%, 04/25/2052	69,000	62,422

The accompanying notes are an integral part of these financial statements.

40

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-66, Class CA, 4.50%, 10/25/2052	$28,362	$25,176
Series 2023-36, Class AO, 0.00%, 08/25/2050(h)	793,112	577,033
Series 2023-38, Class FD, 5.21% (30 day avg SOFR US + 0.86%), 10/25/2039	1,315,270	1,307,869
Series 2023-53, Class FH, 6.16% (30 day avg SOFR US + 1.80%), 11/25/2053	2,585,640	2,637,458
Series 2023-56, Class FA, 5.76% (30 day avg SOFR US + 1.40%), 11/25/2053	522,658	527,075
Series 2024-103, Class FE, 5.66% (30 day avg SOFR US + 1.30%), 01/25/2055	325,422	327,012
Series 2024-15, Class FD, 5.71% (30 day avg SOFR US + 1.35%), 04/25/2054	348,030	350,004
Series 2024-77, Class FG, 5.46% (30 day avg SOFR US + 1.10%), 11/25/2054	3,004,143	3,003,136
Series 2024-96, Class FB, 5.76% (30 day avg SOFR US + 1.40%), 12/25/2054	9,946,771	10,023,131
Series 2025-16, Class FA, 5.51% (30 day avg SOFR US + 1.15%), 03/25/2055	633,166	635,521
Series 2025-35, Class FB, 5.36% (30 day avg SOFR US + 1.00%), 05/25/2055	652,011	655,440
Series 2025-5, Class FA, 5.56% (30 day avg SOFR US + 1.20%), 02/25/2055	435,901	438,130
Series 399, Class 1, 0.00%, 11/25/2039(h)	1,348,537	1,106,758
Freddie Mac Whole Loan, Series 2005-S001, Class 2A2, 4.59% (1 mo. Term SOFR + 0.26%), 09/25/2045	7,741,274	7,584,257
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.50%, 05/25/2047	20,565	18,132
Government National Mortgage Association
Series 2004-63, Class FL, 4.61% (1 mo. Term SOFR + 0.46%), 08/16/2034	31,857	31,717
Series 2004-80, Class FA, 4.65% (1 mo. Term SOFR + 0.51%), 10/20/2034	241,282	239,878
Series 2007-17, Class CF, 4.51% (1 mo. Term SOFR + 0.36%), 04/16/2037	135,590	134,912
Series 2007-26, Class FD, 4.46% (1 mo. Term SOFR + 0.31%), 05/16/2037	1,662,178	1,652,234
Series 2008-65, Class FG, 5.00% (1 mo. Term SOFR + 0.86%), 08/20/2038	453,902	453,956
Series 2009-14, Class FA, 5.17% (1 mo. Term SOFR + 1.03%), 03/20/2039	746,282	749,502
Series 2009-29, Class FL, 4.91% (1 mo. Term SOFR + 0.76%), 05/16/2039	839,408	840,266
Series 2009-36, Class FE, 5.05% (1 mo. Term SOFR + 0.91%), 09/20/2038	743,363	744,536
Series 2009-40, Class PO, 0.00%, 06/20/2039(h)	444,466	350,705
Series 2009-50, Class FW, 5.25% (1 mo. Term SOFR + 1.11%), 07/20/2039	533,538	537,278
Series 2009-52, Class FD, 5.21% (1 mo. Term SOFR + 1.06%), 07/16/2039	278,154	278,770
Series 2009-83, Class TF, 5.15% (1 mo. Term SOFR + 1.01%), 08/20/2039	762,079	767,011
Series 2010-147, Class PG, 3.50%, 05/20/2040	22,701	22,531
Series 2010-25, Class FH, 4.98% (1 mo. Term SOFR + 0.83%), 02/16/2040	403,845	404,373
Series 2010-42, Class OP, 0.00%, 04/20/2040(h)	1,056,356	861,502
Series 2010-68, Class GF, 4.71% (1 mo. Term SOFR + 0.56%), 12/16/2039	299,812	299,381
Series 2010-79, Class YF, 4.60% (1 mo. Term SOFR + 0.46%), 05/20/2035	973,545	965,819
Series 2011-117, Class FJ, 5.12% (1 mo. Term SOFR + 0.98%), 08/20/2041	704,283	710,078
Series 2011-135, Class FN, 4.66% (1 mo. Term SOFR + 0.51%), 10/16/2041	226,085	223,284
Series 2011-151, Class DL, 3.00%, 06/16/2041	78,500	72,801
Series 2011-151, Class FD, 4.66% (1 mo. Term SOFR + 0.51%), 06/16/2041	1,683,128	1,664,129
Series 2011-151, Class FJ, 4.60% (1 mo. Term SOFR + 0.46%), 11/20/2041	410,516	405,624
Series 2011-151, Class GF, 4.65% (1 mo. Term SOFR + 0.51%), 11/20/2041	1,268,646	1,253,794
Series 2011-69, Class FB, 4.90% (1 mo. Term SOFR + 0.76%), 05/20/2041	1,475,502	1,470,403
Series 2011-75, Class PO, 0.00%, 05/20/2041(h)	167,619	149,154
Series 2011-81, Class FT, 4.76% (1 mo. Term SOFR + 0.61%), 04/16/2040	508,902	506,555
Series 2011-83, Class F, 4.63% (1 mo. Term SOFR + 0.49%), 06/20/2041	981,381	970,431
Series 2012-106, Class QD, 1.50%, 07/20/2042	57,323	51,000
Series 2012-17, Class CB, 3.50%, 02/20/2042	931,738	888,688

The accompanying notes are an integral part of these financial statements.

41

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2012-21, Class QF, 4.60% (1 mo. Term SOFR + 0.46%), 02/20/2042	$860,308	$853,122
Series 2012-40, Class PW, 4.00%, 01/20/2042	127,166	125,081
Series 2012-84, Class QD, 2.00%, 07/16/2042	45,290	39,807
Series 2012-96, Class FQ, 4.65% (1 mo. Term SOFR + 0.51%), 08/20/2042	498,521	495,609
Series 2013-131, Class PF, 4.61% (1 mo. Term SOFR + 0.46%), 09/16/2043	415,453	409,701
Series 2013-64, Class NF, 4.50% (1 mo. Term SOFR + 0.36%), 04/20/2043	290,727	287,721
Series 2013-72, Class DA, 2.04%, 11/16/2047	130,000	94,595
Series 2014-2, Class BK, 0.00%, 04/16/2040(h)	188,186	150,107
Series 2014-21, Class DA, 2.00%, 04/16/2026	331	331
Series 2014-94, Class CA, 1.75%, 01/20/2044	48,001	42,505
Series 2015-126, Class GS, 0.00% (-2 x 1 mo. Term SOFR + 9.07%), 09/20/2045(f)(i)	357,665	236,543
Series 2015-159, Class DW, 0.00% (-3 x 1 mo. Term SOFR + 7.79%), 08/20/2045(f)(i)	80,670	52,883
Series 2015-53, Class KC, 3.00%, 04/16/2045	58,514	44,356
Series 2015-77, Class DG, 2.50%, 05/20/2045	70,501	63,789
Series 2015-8, Class LZ, 3.00%, 11/16/2044(g)	757,118	688,235
Series 2016-49, Class MF, 4.75% (1 mo. Term SOFR + 0.61%), 04/20/2046	1,343,861	1,333,901
Series 2017-180, Class GF, 4.69% (1 mo. Term SOFR + 0.41%), 12/20/2047	319,602	309,397
Series 2017-39, Class BD, 2.50%, 06/20/2045	112,962	110,170
Series 2018-120, Class FL, 4.55% (1 mo. Term SOFR + 0.41%), 09/20/2048	181,547	175,883
Series 2018-138, Class FB, 4.55% (1 mo. Term SOFR + 0.41%), 10/20/2048	2,314,585	2,242,630
Series 2018-14, Class FB, 4.50% (1 mo. Term SOFR + 0.36%), 01/20/2048	2,753,967	2,694,505
Series 2018-168, Class KF, 4.60% (1 mo. Term SOFR + 0.46%), 12/20/2048	2,917,003	2,838,070
Series 2018-49, Class FM, 4.50% (1 mo. Term SOFR + 0.36%), 04/20/2048	868,014	839,677
Series 2018-77, Class FA, 4.55% (1 mo. Term SOFR + 0.41%), 06/20/2048	2,677,683	2,622,808
Series 2019-103, Class FG, 4.70% (1 mo. Term SOFR + 0.56%), 04/20/2049	752,677	734,857
Series 2019-23, Class FT, 4.70% (1 mo. Term SOFR + 0.56%), 02/20/2049	1,508,899	1,474,767
Series 2019-23, Class NE, 3.50%, 11/20/2048	531,516	500,558
Series 2019-33, Class F, 4.70% (1 mo. Term SOFR + 0.56%), 03/20/2049	321,073	314,143
Series 2019-42, Class FG, 4.65% (1 mo. Term SOFR + 0.51%), 09/20/2039	9,011,759	8,943,153
Series 2019-43, Class CF, 4.70% (1 mo. Term SOFR + 0.56%), 04/20/2049	11,099,596	10,832,573
Series 2019-43, Class FB, 4.70% (1 mo. Term SOFR + 0.56%), 04/20/2049	7,505,392	7,334,605
Series 2019-43, Class SQ, 1.80% (-1 x 1 mo. Term SOFR + 5.94%), 04/20/2049(d)(f)	2,096,857	179,136
Series 2019-44, Class FM, 4.70% (1 mo. Term SOFR + 0.56%), 04/20/2049	2,926,955	2,858,043
Series 2019-78, Class FB, 4.65% (1 mo. Term SOFR + 0.51%), 06/20/2049	4,581,428	4,488,762
Series 2019-86, Class FE, 4.65% (1 mo. Term SOFR + 0.51%), 07/20/2049	1,846,113	1,818,441
Series 2019-89, Class FH, 4.65% (1 mo. Term SOFR + 0.51%), 07/20/2049	6,755,141	6,575,513
Series 2019-90, Class AF, 4.65% (1 mo. Term SOFR + 0.51%), 07/20/2049	387,288	376,607
Series 2019-98, Class KF, 4.70% (1 mo. Term SOFR + 0.56%), 08/20/2049	2,879,136	2,791,312
Series 2020-127, Class LP, 1.50%, 06/20/2050(e)	293,265	216,283
Series 2020-134, Class AP, 1.00%, 09/20/2050	2,334,086	1,903,214
Series 2020-134, Class AQ, 1.00%, 09/20/2050	2,917,607	2,379,018
Series 2020-134, Class XJ, 1.00%, 09/20/2050	199,999	89,277
Series 2020-149, Class BP, 1.00%, 10/20/2050	2,078,764	1,605,802
Series 2020-149, Class JT, 1.00%, 10/20/2050	3,285,058	2,634,969

The accompanying notes are an integral part of these financial statements.

42

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2020-149, Class UY, 2.00%, 10/20/2050	$151,103	$86,216
Series 2020-160, Class KQ, 1.50%, 10/20/2050	288,061	179,698
Series 2020-165, Class UC, 1.25%, 11/20/2050	623,665	479,957
Series 2020-183, Class HX, 1.00%, 12/20/2049	48,000	24,483
Series 2020-191, Class PC, 1.00%, 12/20/2050	3,547,089	2,870,631
Series 2020-30, Class FE, 4.70% (1 mo. Term SOFR + 0.56%), 03/20/2050	3,208,831	3,135,436
Series 2020-35, Class KF, 4.70% (1 mo. Term SOFR + 0.56%), 03/20/2050	6,872,552	6,688,383
Series 2020-5, Class NA, 3.50%, 12/20/2049	184,249	165,824
Series 2020-62, Class KF, 4.60% (1 mo. Term SOFR + 0.46%), 05/20/2050	12,496,121	12,062,205
Series 2020-7, Class FM, 4.70% (1 mo. Term SOFR + 0.56%), 01/20/2050	19,548,536	19,058,405
Series 2021-139, Class QO, 0.00%, 09/20/2049(h)	881,942	395,098
Series 2021-158, Class A, 1.00%, 01/20/2050	781,811	597,454
Series 2021-160, Class MA, 1.00%, 01/20/2050	411,211	322,628
Series 2021-46, Class KU, 1.50%, 02/20/2051(e)	107,997	50,488
Series 2021-66, Class DU, 2.00%, 04/20/2051	40,732	24,151
Series 2021-98, Class IY, 3.00%, 06/20/2051(d)	124,350	16,063
Series 2022-154, Class FC, 4.94% (30 day avg SOFR US + 0.55%), 09/20/2052	2,557,177	2,505,861
Series 2022-24, Class UA, 2.50%, 02/20/2052	76,892	46,757
Series 2023-101, Class KO, 0.00%, 01/20/2051(h)	882,511	586,209
Series 2023-117, Class FA, 5.64% (30 day avg SOFR US + 1.25%), 08/20/2053	497,176	498,801
Series 2023-134, Class F, 5.39% (30 day avg SOFR US + 1.00%), 08/20/2053	218,465	218,229
Series 2023-80, Class GF, 5.29% (30 day avg SOFR US + 0.90%), 06/20/2053	110,484	110,338
Series 2024-143, Class FB, 5.54% (30 day avg SOFR US + 1.15%), 09/20/2054	403,134	404,043
Series 2024-144, Class FD, 5.54% (30 day avg SOFR US + 1.15%), 09/20/2054	383,390	383,324
Series 2024-19, Class JF, 5.44% (30 day avg SOFR US + 1.05%), 02/20/2054	460,736	461,464
Series 2024-30, Class CF, 5.64% (30 day avg SOFR US + 1.25%), 02/20/2054	518,441	520,781
Series 2024-51, Class FL, 5.29% (30 day avg SOFR US + 0.90%), 03/20/2054	203,026	202,686
Series 2024-64, Class YF, 5.45% (30 day avg SOFR US + 1.10%), 04/20/2054	22,564	22,626
Series 2024-95, Class FW, 5.49% (30 day avg SOFR US + 1.10%), 06/20/2054	294,629	294,912
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $521,509,864)		526,753,644
U.S. TREASURY SECURITIES - 10.1%
STRIPS
0.00%, 05/15/2044(i)	20,000,000	7,988,986
0.00%, 11/15/2044(i)	10,000,000	3,892,550
0.00%, 08/15/2045(i)	5,000,000	1,869,782
United States Treasury Floating Rate Note
4.07% (3 mo. U.S. Treasury Money Market Yield + 0.17%), 10/31/2025	15,000,000	14,997,400
4.14% (3 mo. U.S. Treasury Money Market Yield + 0.25%), 01/31/2026	10,000,000	10,000,007
4.05% (3 mo. U.S. Treasury Money Market Yield + 0.15%), 04/30/2026	23,000,000	22,995,996
4.08% (3 mo. U.S. Treasury Money Market Yield + 0.18%), 07/31/2026	11,000,000	11,000,530
4.10% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	15,000,000	15,000,275
4.00% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2027	25,000,000	24,972,447

The accompanying notes are an integral part of these financial statements.

43

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
4.06% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	$20,000,000	$19,991,416
4.06% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 07/31/2027	28,000,000	27,982,200
TOTAL U.S. TREASURY SECURITIES (Cost $160,086,790)		160,691,589
MUNICIPAL BONDS - 1.9%
Alaska Housing Finance Corp., 5.00%, 12/01/2054	4,275,000	4,298,749
Florida Housing Finance Corp., 5.00%, 07/01/2050	6,200,000	6,261,062
Georgia Housing & Finance Authority, 5.20%, 12/01/2050	12,600,000	12,747,471
Texas Department of Housing & Community Affairs, 5.00%, 07/01/2050	7,041,921	7,136,132
TOTAL MUNICIPAL BONDS (Cost $30,273,080)		30,443,414
CORPORATE BONDS - 0.3%
Finance and Insurance - 0.3%
Athene Global Funding, 5.23% (SOFR + 0.95%), 03/06/2028(a)	5,000,000	5,009,392
TOTAL CORPORATE BONDS (Cost $4,998,200)		5,009,392
MORTGAGE SECURED NOTES - 0.0%(j)
Korth Direct Mortgage, Inc., Series 2021 B, 12.50%, 01/25/2027(a)(e)	800,000	0
TOTAL MORTGAGE SECURED NOTES (Cost $800,000)		0
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 6.8%
4.28%, 10/02/2025(k)	25,000,000	24,997,214
4.25%, 10/21/2025(k)	6,000,000	5,986,521
4.29%, 10/23/2025(k)	10,000,000	9,975,381
4.28%, 10/30/2025(k)	13,600,000	13,555,615
4.18%, 11/06/2025(k)	4,000,000	3,983,940
4.25%, 11/28/2025(k)	10,000,000	9,935,797
4.22%, 12/18/2025(k)	30,000,000	29,748,331
3.93%, 03/05/2026(k)	10,000,000	9,839,166
TOTAL U.S. TREASURY BILLS (Cost $107,992,312)		$108,021,965

The accompanying notes are an integral part of these financial statements.

44

Regan Total Return Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 4.03%(l)	12,465,854	$12,465,854
TOTAL MONEY MARKET FUNDS (Cost $12,465,854)		12,465,854
TOTAL INVESTMENTS - 100.3% (Cost $1,590,134,188)		$1,597,904,546
Liabilities in Excess of Other Assets - (0.3)%		(4,249,126)
TOTAL NET ASSETS - 100.0%		$1,593,655,420

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
LP - Limited Partnership
MTA - Moving Treasury Average
PO - Principal Only
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $140,864,208 or 8.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)	Interest only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $18,890,302 or 1.2% of net assets as of September 30, 2025.

(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of September 30, 2025.

(h)	Principal only security.
(i)	Zero coupon bonds make no periodic interest payments.
(j)	Represents less than 0.05% of net assets.
(k)	The rate shown is the annualized yield as of September 30, 2025.
(l)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

45

Regan Total Return Income Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS
Investments, at value (cost $1,590,134,188)	$1,597,904,546
Receivable for investments sold	49,572,239
Interest Receivable	5,703,197
Receivable for capital shares sold	1,852,127
Other assets	217,252
Total assets	1,655,249,361
LIABILITIES
Payable for investments purchased	56,597,546
Payable for capital shares redeemed	3,326,243
Payable for cash overdraft	854
Distribution fees - Investor Class	29,497
Payable to Advisor	902,497
Payable for professional fees	39,766
Payable for administration and accounting	338,889
Payable for directors fees	4,136
Payable to custodian	32,440
Payable for transfer agent fees	98,856
Accrued shareholder servicing fees	126,542
Accrued expenses and other liabilities	96,675
Total liabilities	61,593,941
NET ASSETS	$ 1,593,655,420
Components of Net Assets
Paid-in capital	$1,402,117,334
Total distributable earnings	191,538,086
Net assets	$ 1,593,655,420
Institutional Class:
Net assets	$1,452,381,796
Shares outstanding (unlimited number of shares authorized, no par value)	150,620,200
Net asset value, offering and redemption price per share	$9.64
Investor Class:
Net assets	$141,273,624
Shares outstanding (unlimited number of shares authorized, no par value)	14,530,593
Net asset value, offering and redemption price per share	$9.72

The accompanying notes are an integral part of these financial statements.

46

REGAN TOTAL RETURN INCOME FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME
Interest income	$78,502,821
EXPENSES
Advisory fees	11,056,277
Administration fees (Note 3)	1,232,953
Shareholder servicing fees (Note 6)	790,483
Distribution fees - Investor Class (Note 7)	271,909
Transfer agent fees and expenses (Note 3)	271,357
Registration fees	197,948
Custody fees (Note 3)	174,370
Legal fees	48,343
Shareholder reporting fees	41,705
Audit fees	38,690
Insurance expense	16,830
Trustees’ fees	16,621
Miscellaneous expenses	13,413
Compliance fees (Note 3)	12,288
Total Expenses	14,183,187
Plus: Fees recaptured by Advisor (Note 3)	(820,085)
Net Expenses	13,363,102
Net investment income	65,139,719
Realized and Unrealized Gain on Investments
Net realized gain on Investments	6,598,971
Change in unrealized appreciation/depreciation on investments	14,705,651
Net realized and unrealized gain on investments	21,304,622
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 86,444,341

The accompanying notes are an integral part of these financial statements.

47

REGAN TOTAL RETURN INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	Year Ended September 30, 2024
OPERATIONS
Net investment income	$65,139,719	$39,833,665
Net realized gain on investments	6,598,971	2,056,397
Change in unrealized appreciation/depreciation on investments	14,705,651	26,598,679
Net Increase in Net Assets from Operations	86,444,341	68,488,741
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Class	(60,326,721)	(39,831,749)
Investor Class	(5,146,282)	(2,863,564)
Total Distributions to Shareholders	(65,473,003)	(42,695,313)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Institutional Class	890,503,908	557,602,426
Investor Class	126,688,002	63,336,460
Proceeds from shares reinvested
Institutional Class	50,505,645	32,735,785
Investor Class	4,778,626	2,715,396
Cost of shares redeemed
Institutional Class	(313,494,050)	(212,726,227)
Investor Class	(60,238,857)	(18,279,371)
Net Increase in Net Assets from Capital Share Transactions	698,743,274	425,384,469
Total Increase in Net Assets	719,714,612	451,177,897
NET ASSETS
Beginning of year	873,940,808	422,762,911
End of year	$ 1,593,655,420	$873,940,808
CAPITAL SHARES TRANSACTIONS
Institutional Class
Shares sold	93,499,956	59,677,114
Shares reinvested	5,319,590	3,488,634
Shares redeemed	(32,882,803)	(22,709,236)
Net increase in shares outstanding	65,936,743	40,456,512
Investor Class
Shares sold	13,213,632	6,731,133
Shares reinvested	498,370	287,006
Shares redeemed	(6,264,918)	(1,920,975)
Net increase in shares outstanding	7,447,084	5,097,164

The accompanying notes are an integral part of these financial statements.

48

REGAN TOTAL RETURN INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a capital share outstanding throughout each period presented:

	For the Year Ended September 30,
	2025	2024	2023	2022	2021(1)
Net asset value, beginning of period	$9.52	$9.14	$9.29	$10.27	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.49	0.58	0.99	0.74	0.95
Net realized and unrealized gain (loss) on investments	0.10	0.38	(0.58)	(0.89)	0.49
Total loss from Investment Operations	0.59	0.96	0.41	(0.15)	1.44
LESS DISTRIBUTIONS:
From net investment income	(0.41)	(0.58)	(0.56)	(0.45)	(0.82)(3)
From net realized gain on investments	(0.06)	—	—	(0.02)	(0.06)
From return of capital	—	—	—	(0.36)	(0.29)(3)
Total distributions	(0.47)	(0.58)	(0.56)	(0.83)	(1.17)
Net asset value, end of period	$9.64	$9.52	$9.14	$9.29	$10.27
Total return	6.41%	10.71%	4.52%	(1.65)%	14.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,452,382	$805,987	$404,455	$180,600	$52,283
Ratio of expenses to average net assets*
Before fees waived, reimbursed and recouped by the Advisor	1.08%	1.19%	1.27%	1.40%	2.56%
After fees waived, reimbursed and recouped by the Advisor	1.02%	1.24%	1.30%	1.30%	1.28%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the Advisor	5.10%	6.06%	10.62%	7.61%	9.15%
Portfolio turnover rate(4)	28.36%	28.96%	22.39%	62.88%	88.09%

*	Effective February 1, 2025, the advisor reduced the expense cap from 1.20% to 0.99% of net assets.
(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Amount does not accord to the Fund's annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

49

REGAN TOTAL RETURN INCOME FUND
FINANCIAL HIGHLIGHTS
Investor Class
For a capital share outstanding throughout each period presented:

	For the Year Ended September 30,
	2025	2024	2023	2022	2021(1)
Net asset value, beginning of period	$9.59	$9.22	$9.36	$10.36	$10.00
GAIN FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.46	0.56	0.99	0.72	1.03
Net realized and unrealized gain (loss) on investments	0.12	0.37	(0.59)	(0.90)	0.41
Total Gain (Loss) from Investment Operations	0.58	0.93	0.40	(0.18)	1.44
LESS DISTRIBUTIONS:
From net investment income	(0.39)	(0.56)	(0.54)	(0.44)	(0.75)(3)
From net realized gain on investments	(0.06)	—	—	(0.02)	(0.06)
From return of capital	—	—	—	(0.36)	(0.27)(3)
Total distributions	(0.45)	(0.56)	(0.54)	(0.82)	(1.08)
Net asset value, end of period	$9.72	$9.59	$9.22	$9.36	$10.36
Total return	6.23%	10.27%	4.36%	(1.91)%	14.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$141,274	$67,954	$18,308	$5,031	$816
Ratio of expenses to average net assets*
Before fees waived, reimbursed and recouped by the Advisor	1.33%	1.44%	1.52%	1.67%	5.23%
After fees waived, reimbursed and recouped by the Advisor	1.26%	1.48%	1.55%	1.54%	1.53%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the Advisor	4.75%	5.89%	10.54%	7.36%	9.89%
Portfolio turnover rate(4)	28.36%	28.96%	22.39%	62.88%	88.09%

*	Effective February 1, 2025, the advisor reduced the expense cap from 1.20% to 0.99% of net assets.
(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Amount does not accord to the Fund's annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

50

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2025
NOTE 1 – ORGANIZATION
Regan Total Return Income Fund (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.
The Fund is the successor to the Regan Total Return Income Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor fund.

•	The Fund adopted the performance history of the Predecessor Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
A.
Securities Valuation. Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

51

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2025(Continued)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of September 30, 2025:

Assets	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Mortgage-Backed Securities	$—	$736,324,183	$18,194,505	$754,518,688
Agency Mortgage-Backed Securities	—	526,057,847	695,797	526,753,644
U.S. Treasury Securities	—	160,691,589	—	160,691,589
Municipal Bonds	—	30,443,414	—	30,443,414
Corporate Bonds	—	5,009,392	—	5,009,392
Mortgage Secured Note	—	—	—	—
U.S. Treasury Bills	—	108,021,965	—	108,021,965
Money Market Funds	12,465,854	—	—	12,465,854
Total Investments	$12,465,854	$1,566,548,390	$18,890,302	$1,597,904,546

Please refer to the Schedule of Investments for further classification.
U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

52

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2025(Continued)
Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Non-Agency Mortgage-Backed Securities(1)	Mortgage Secured Note	Agency Mortgage-Backed Securities
Balance at September 30, 2024	$11,545,939	$120,000	$619,135
Purchased	13,794,556	—	715,262
Accrued discounts/premiums	1,285,854	—	3,648
Sale/paydown proceeds	(3,019,057)	—	(23,568)
Realized gain (loss)	380,242	—	4,081
Change in unrealized appreciation (depreciation)	(1,235,283)	(120,000)	(3,626)
Transfers to Level 3(2)	1,103,983	—	—
Transfers from Level 3(2)	(5,661,729)	—	(619,135)
Balance at September 30, 2025	$18,194,505	$—	$695,797

(1)
Security classifications were updated. Any securities previously classified as Asset Backed Securities and Non-Agency Mortgage Backed Securities are now included in Non-Agency Mortgage-Backed Securities.

(2)
Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Advisor believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at September 30, 2025 was $(1,459,756).
The following is a summary of quantitative information about Level 3 valued measurements:

	Value at September 30, 2025	Valuation Technique(s)
Agency Mortgage-Backed Securities	$695,798	Acquisition Cost
Non-Agency Mortgage-Backed Securities	$18,184,505	Acquisition Cost

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.
B.
Security Transactions, Investment Income and Distributions. The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the

53

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2025(Continued)
ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
C.
Stripped securities. The Fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

D.
Distributions to Shareholders. Distributions from net investment income, if any, are declared at least quarterly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

E.
Securities Purchased or Sold on a Forward-Commitment Basis. The Fund may enter into TBA commitments or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s TBA Commitments as of September 30, 2025:
Assets

TBA Commitments	$48,106,542

Liabilities

TBA Commitments	$48,285,135

The following table sets forth the effect of TBA Commitments on the Statement of Operations for the current fiscal period:
Amount of Realized Gain (Loss) on TBA Commitments

Investments in Securities
TBA Commitments	$3,322,393

54

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2025(Continued)
Change in Unrealized Appreciation (Depreciation)

Investments in Securities
TBA Commitments	$ —

The average monthly value of TBA Commitments during the current fiscal period was $49,696,154.
F.
Federal Income Taxes. The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
G.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Operating Officer of the Advisor, who serves as the CODM, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.85%. Effective February 1, 2025, the Advisor reduced this fee from 0.89% to 0.85%.
The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 0.99% (the “Expense Cap”). Prior to February 1, 2025, the expense cap was 1.20%, and shareholder servicing fees were excluded from the Expense Cap. Effective February 1, 2025, shareholder servicing fees are included in the Expense Cap. The Expense Cap will remain in effect through at least January 31, 2026 and may be terminated only by the Trust Board of Trustees. The Advisor may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment.
At September 30, 2025, the amounts reimbursed by the Advisor and subject to potential recapture by year were as follows:

Year Waived/Reimbursed	Amount	Expiration
2025	$820,085	September 30, 2028

55

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2025(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent; and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the year ended September 30, 2025, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$1,232,953
Compliance Service	12,288
Custody	174,370
Transfer Agency	271,357

At September 30, 2025, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$338,889
Compliance Services	3,000
Custody	32,440
Transfer Agency	98,856

The above payable amount for Compliance Services is included in Accrued expenses and other liabilities in the Statement of Assets and Liabilities.
The Independent Trustees were paid $16,621 for their services and reimbursement of travel expenses during the year ended September 30, 2025. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the year ended September 30, 2025, were as follows:

	Non-Government	Government
Purchases	$489,364,057	$732,505,812
Sales	$99,160,874	$217,205,271

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At September 30, 2025, the components of distributable earnings for income tax purposes were as follows:
Regan Total Return Income Fund

Cost of investments	$1,434,909,600
Gross unrealized appreciation	171,019,300
Gross unrealized depreciation	(8,024,354)
Net unrealized depreciation on investments	162,994,946
Undistributed ordinary income	21,236,518
Undistributed long-term capital gains	7,306,904
Undistributed earnings	28,543,422
Other accumulated gain (loss)	(282)
Total distributable earnings	$191,538,086

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities and to the deferral of losses on wash sales.

56

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2025(Continued)
Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the following table shows the reclassifications made:

	Total Distributable Earnings	Paid-In Capital
Regan Total Return Income Fund	$92,354,462	$(92,354,462)

The following table summarizes the characteristics of distributions paid during the years ended September 30, 2025 and September 30, 2024:
Regan Total Return Income Fund

	Income	Long Term Capital Gains	Return of Capital	Total Distributions
September 30, 2025	$63,210,097	$2,262,906	$ —	$65,473,003
September 30, 2024	42,695,313	—	—	42,695,313

The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2025, the Fund had no late-year or post-October losses.
At September 30, 2025, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.
NOTE 6 – SHAREHOLDER SERVICING PLAN
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets up to a maximum rate as follows:

Institutional Class	0.10%
Investor Class	0.15%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.
For the year ended September 30, 2025, class specific Shareholder Servicing fees were as follows:

Institutional Class	$722,235
Investor Class	$68,248

NOTE 7 – DISTRIBUTION PLAN
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the period ended March 31, 2025, distribution fees incurred are disclosed on the Statement of Operations.

57

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2025(Continued)
For the year ended September 30, 2025, class specific Distribution fees were as follows:

Investor Class	$271,909

NOTE 8 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 9 – LINE OF CREDIT
The Fund has access to a secured line of credit through an agreement with U.S. Bank. Prior to August 29, 2025, the line of credit was $35 million, and effective August 29, 2025, it was increased to $100 million. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the year ended September 30, 2025 was as follows:

Maximum Available Credit	$100,000,000
Largest Amount Outstanding on an Individual Day	$7,208,000
Average Daily Loan Outstanding	$7,208,000
Interest Expense – 3 days	$4,505
Loan Outstanding as of September 30, 2025	$—
Average Interest Rate	7.50%

NOTE 10 – SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.
NOTE 11 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.
Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets.

58

Regan Total Return Income Fund
Notes to Financial Statements
September 30, 2025(Continued)
In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.
Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.
To Be Announced (“TBA”) Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.
NOTE 12 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2025, Charles Schwab & Co., Inc. held approximately 57%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

59

Regan Total Return Income Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Regan Total Return Income Fund and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Regan Total Return Income Fund (the “Fund”), a series of Advisor Managed Portfolios as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended September 30, 2022, and prior, were audited by other auditors whose report dated December 2, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 28, 2025

60

Regan Total Return Income Fund
Additional Information
September 30, 2025 (Unaudited)
Tax Information
For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Regan Total Return Income Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2025, was as follows:

Regan Total Return Income Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Regan Total Return Income Fund	7.36%

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

61

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer
Date	12/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/08/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/08/2025